UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03091

Name of Fund: BlackRock Series Fund, Inc.

BlackRock Advantage Large Cap Core Portfolio

BlackRock Balanced Capital Portfolio

BlackRock Capital Appreciation Portfolio

BlackRock Global Allocation Portfolio

BlackRock Government Money Market Portfolio

BlackRock High Yield Portfolio

BlackRock U.S. Government Bond Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Series Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2018

Date of reporting period: 03/31/2018

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2018	BlackRock Advantage Large Cap Core Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 99.0%

Aerospace & Defense — 2.0%
Boeing Co. (The)	2,541	$833,143
Curtiss-Wright Corp.	291	39,305
General Dynamics Corp.	361	79,745
Lockheed Martin Corp.	306	103,407
Orbital ATK, Inc.	420	55,696
Raytheon Co.	11,444	2,469,844
Rockwell Collins, Inc.	1,194	161,011

		3,742,151
Airlines — 0.3%
Southwest Airlines Co.	11,056	633,288

Auto Components — 1.1%
BorgWarner, Inc.	38,261	1,921,850
Tenneco, Inc.	1,161	63,704

		1,985,554
Banks — 5.2%
Bank of America Corp.	23,117	693,279
Citigroup, Inc.	26,947	1,818,923
Citizens Financial Group, Inc.	25,597	1,074,562
First Horizon National Corp.	19,932	375,320
First Republic Bank	19,815	1,835,067
JPMorgan Chase & Co.	7,295	802,231
SunTrust Banks, Inc.	12,657	861,182
Wells Fargo & Co.	31,449	1,648,242
Western Alliance Bancorp(a)	9,039	525,256

		9,634,062
Beverages — 1.5%
Brown-Forman Corp., Class B	4,655	253,246
Coca-Cola European Partners plc	13,203	550,037
Constellation Brands, Inc., Class A	774	176,410
Dr Pepper Snapple Group, Inc.	1,329	157,327
Molson Coors Brewing Co., Class B	6,395	481,735
PepsiCo, Inc.	11,131	1,214,949

		2,833,704
Biotechnology — 2.9%
AbbVie, Inc.	12,647	1,197,039
Amgen, Inc.	1,807	308,057
Celgene Corp.(a)	15,767	1,406,574
Gilead Sciences, Inc.	24,360	1,836,501
Regeneron Pharmaceuticals, Inc.(a)	1,803	620,881
United Therapeutics Corp.(a)	339	38,090

		5,407,142
Building Products — 0.8%
Allegion plc	1,143	97,487
Fortune Brands Home & Security, Inc.	24,606	1,449,047

		1,546,534
Capital Markets — 4.0%
Affiliated Managers Group, Inc.	2,046	387,881
CME Group, Inc.	3,405	550,725
Franklin Resources, Inc.	35,785	1,241,024
Intercontinental Exchange, Inc.	32,585	2,363,064
Invesco Ltd.	2,542	81,369
Moelis & Co., Class A	3,167	161,042
Northern Trust Corp.	323	33,311
Raymond James Financial, Inc.	743	66,432
S&P Global, Inc.	12,558	2,399,331
TD Ameritrade Holding Corp.	4,787	283,534

		7,567,713

Security	Shares	Value
Chemicals — 2.4%
Air Products & Chemicals, Inc.	14,348	$2,281,763
Eastman Chemical Co.	17,614	1,859,686
WR Grace & Co.	5,591	342,337

		4,483,786
Commercial Services & Supplies — 0.0%
LSC Communications, Inc.	5,581	97,388

Communications Equipment — 0.4%
Cisco Systems, Inc.	4,922	211,105
Motorola Solutions, Inc.	3,294	346,858
Palo Alto Networks, Inc.(a)	687	124,704

		682,667
Consumer Finance — 0.1%
Green Dot Corp., Class A(a)	1,589	101,950

Containers & Packaging — 0.3%
Crown Holdings, Inc.(a)	9,511	482,683

Diversified Consumer Services — 0.2%
H&R Block, Inc.	17,023	432,554

Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc., Class B(a)	6,857	1,367,834

Diversified Telecommunication Services — 0.8%
AT&T, Inc.	41,059	1,463,753

Electric Utilities — 0.9%
IDACORP, Inc.	2,314	204,257
Pinnacle West Capital Corp.	12,561	1,002,368
Portland General Electric Co.	9,860	399,428

		1,606,053
Electrical Equipment — 0.8%
AMETEK, Inc.	5,399	410,162
Rockwell Automation, Inc.	6,715	1,169,753

		1,579,915
Electronic Equipment, Instruments & Components — 1.6%
Amphenol Corp., Class A	11,249	968,876
Arrow Electronics, Inc.(a)	1,193	91,885
Dolby Laboratories, Inc., Class A	7,414	471,234
SYNNEX Corp.	1,160	137,344
TE Connectivity Ltd.	12,512	1,249,949

		2,919,288
Energy Equipment & Services — 0.8%
Halliburton Co.	30,165	1,415,945

Equity Real Estate Investment Trusts (REITs) — 3.0%
Alexandria Real Estate Equities, Inc.	3,175	396,526
Outfront Media, Inc.	11,783	220,814
Prologis, Inc.	26,482	1,668,101
Simon Property Group, Inc.	15,160	2,339,946
Ventas, Inc.	19,259	953,898

		5,579,285
Food & Staples Retailing — 1.3%
Kroger Co. (The)	7,420	177,635
Performance Food Group Co.(a)	24,996	746,131
Walmart, Inc.	16,128	1,434,908

		2,358,674
Food Products — 2.2%
Archer-Daniels-Midland Co.	31,571	1,369,234
Bunge Ltd.	3,272	241,932
Hershey Co. (The)	4,681	463,232
Kellogg Co.	19,886	1,292,789

1

Schedule of Investments (continued) March 31, 2018	BlackRock Advantage Large Cap Core Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Food Products — 2.2%
McCormick & Co., Inc. (Non-Voting)	2,895	$307,999
Tyson Foods, Inc., Class A	6,782	496,374

		4,171,560
Health Care Equipment & Supplies — 2.4%
Danaher Corp.	25,257	2,472,913
Edwards Lifesciences Corp.(a)	6,461	901,439
IDEXX Laboratories, Inc.(a)	4,137	791,780
Medtronic plc	4,042	324,249

		4,490,381
Health Care Providers & Services — 3.0%
Aetna, Inc.	2,349	396,981
AmerisourceBergen Corp.	6,365	548,727
Express Scripts Holding Co.(a)	671	46,353
Humana, Inc.	7,815	2,100,906
McKesson Corp.	3,054	430,217
Quest Diagnostics, Inc.	12,793	1,283,138
UnitedHealth Group, Inc.	4,099	877,186

		5,683,508
Health Care Technology — 0.4%
Veeva Systems, Inc., Class A(a)	11,262	822,351

Hotels, Restaurants & Leisure — 3.1%
Carnival Corp.	34,162	2,240,344
Extended Stay America, Inc.	20,655	408,349
McDonald’s Corp.	18,673	2,920,084
Texas Roadhouse, Inc.	1,831	105,795
Yum Brands, Inc.	1,463	124,545

		5,799,117
Household Durables — 0.5%
DR Horton, Inc.	7,267	318,585
Garmin Ltd.	2,389	140,784
Whirlpool Corp.	3,415	522,871

		982,240
Household Products — 0.6%
Colgate-Palmolive Co.	16,232	1,163,510

Industrial Conglomerates — 2.3%
3M Co.	12,864	2,823,905
General Electric Co.	9,860	132,913
Honeywell International, Inc.	9,444	1,364,753

		4,321,571
Insurance — 3.8%
Allstate Corp. (The)	4,634	439,303
Arthur J. Gallagher & Co.	4,606	316,570
Athene Holding Ltd., Class A(a)	13,320	636,829
First American Financial Corp.	8,703	510,692
Hartford Financial Services Group, Inc. (The)	6,241	321,536
Lincoln National Corp.	21,971	1,605,201
Marsh & McLennan Cos., Inc.	11,394	941,031
Prudential Financial, Inc.	10,766	1,114,819
Reinsurance Group of America, Inc.	471	72,534
Travelers Cos., Inc. (The)	4,404	611,540
Unum Group	11,939	568,416

		7,138,471
Internet & Direct Marketing Retail — 2.4%(a)
Amazon.com, Inc.	2,621	3,793,478
Netflix, Inc.	2,104	621,417

		4,414,895

Security	Shares	Value
Internet Software & Services — 4.3%(a)
Alphabet, Inc., Class A	1,673	$1,735,135
Alphabet, Inc., Class C	2,228	2,298,828
Facebook, Inc., Class A	23,117	3,693,866
Twitter, Inc.	11,106	322,185

		8,050,014
IT Services — 5.7%
Accenture plc, Class A	8,775	1,346,962
Broadridge Financial Solutions, Inc.	8,427	924,358
EPAM Systems, Inc.(a)	3,849	440,787
First Data Corp., Class A(a)	42,273	676,368
International Business Machines Corp.	9,937	1,524,634
Mastercard, Inc., Class A	18,304	3,206,129
Square, Inc., Class A(a)	588	28,929
Total System Services, Inc.	2,091	180,370
Visa, Inc., Class A	19,000	2,272,780

		10,601,317
Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	20,576	1,376,534
Waters Corp.(a)	946	187,923

		1,564,457
Machinery — 3.8%
Cummins, Inc.	5,706	924,886
Illinois Tool Works, Inc.	14,175	2,220,655
Ingersoll-Rand plc	5,812	496,984
PACCAR, Inc.	33,627	2,225,099
Xylem, Inc.(b)	16,059	1,235,258

		7,102,882
Media — 3.0%
Comcast Corp., Class A	58,665	2,004,583
Interpublic Group of Cos., Inc. (The)	9,127	210,195
John Wiley & Sons, Inc., Class A	15,064	959,577
Time Warner, Inc.	5,742	543,078
Tribune Media Co., Class A	583	23,617
Walt Disney Co. (The)	18,013	1,809,226

		5,550,276
Metals & Mining — 1.0%
Newmont Mining Corp.	44,458	1,736,974
Worthington Industries, Inc.	1,934	83,007

		1,819,981
Multiline Retail — 1.1%
Kohl’s Corp.	8,728	571,771
Target Corp.	21,412	1,486,635

		2,058,406
Multi-Utilities — 1.5%
CMS Energy Corp.	47,007	2,128,947
DTE Energy Co.	2,127	222,059
Vectren Corp.	6,120	391,190

		2,742,196
Oil, Gas & Consumable Fuels — 4.3%
Anadarko Petroleum Corp.	5,352	323,314
Chevron Corp.	942	107,426
Cimarex Energy Co.	1,178	110,143
ConocoPhillips	43,243	2,563,877
Exxon Mobil Corp.	13,371	997,610
Marathon Oil Corp.	23,080	372,280
Marathon Petroleum Corp.	8,229	601,622
Occidental Petroleum Corp.	10,960	711,962
ONEOK, Inc.	790	44,967
Suncor Energy, Inc.	18,624	643,273

2

Schedule of Investments (continued) March 31, 2018	BlackRock Advantage Large Cap Core Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Oil, Gas & Consumable Fuels — 4.3%
Valero Energy Corp.	8,732	$810,068
Williams Cos., Inc. (The)	28,946	719,598

		8,006,140
Personal Products — 0.9%
Estee Lauder Cos., Inc. (The), Class A	11,519	1,724,625
Herbalife Ltd.(a)	526	51,269

		1,775,894
Pharmaceuticals — 3.8%
Bristol-Myers Squibb Co.	13,648	863,236
Eli Lilly & Co.	3,337	258,184
Johnson & Johnson	21,013	2,692,816
Merck & Co., Inc.	24,067	1,310,929
Zoetis, Inc.	24,435	2,040,567

		7,165,732
Real Estate Management & Development — 0.2%
Jones Lang LaSalle, Inc.	1,937	338,278

Road & Rail — 0.6%
Norfolk Southern Corp.	8,169	1,109,187

Semiconductors & Semiconductor Equipment — 4.8%
Applied Materials, Inc.	28,076	1,561,306
Broadcom Ltd.	2,470	582,056
Intel Corp.	16,584	863,695
Maxim Integrated Products, Inc.	26,881	1,618,774
NVIDIA Corp.	2,887	668,600
NXP Semiconductors NV(a)	399	46,683
Skyworks Solutions, Inc.	8,046	806,692
Texas Instruments, Inc.	25,762	2,676,414
Xilinx, Inc.	1,777	128,370

		8,952,590
Software — 4.7%
Activision Blizzard, Inc.	13,146	886,829
Adobe Systems, Inc.(a)	10,483	2,265,167
CDK Global, Inc.	795	50,355
Electronic Arts, Inc.(a)	1,036	125,605
Microsoft Corp.	36,212	3,305,069
SS&C Technologies Holdings, Inc.	16,786	900,401
Synopsys, Inc.(a)	7,416	617,308
Zendesk, Inc.(a)	13,081	626,188
Zynga, Inc., Class A(a)	17,099	62,582

		8,839,504
Specialty Retail — 1.1%
Burlington Stores, Inc.(a)	161	21,437
Lithia Motors, Inc., Class A	285	28,648

Security	Shares	Value
Penske Automotive Group, Inc.(b)	20,699	$917,587
Tiffany & Co.	10,616	1,036,759

		2,004,431
Technology Hardware, Storage & Peripherals — 3.3%
Apple, Inc.	32,691	5,484,896
HP, Inc.	20,351	446,094
Pure Storage, Inc., Class A(a)	9,329	186,113

		6,117,103
Textiles, Apparel & Luxury Goods — 0.8%
Michael Kors Holdings Ltd.(a)	793	49,230
NIKE, Inc., Class B	8,562	568,859
Skechers USA, Inc., Class A(a)	22,418	871,836

		1,489,925
Thrifts & Mortgage Finance — 0.4%
Essent Group Ltd.(a)	17,995	765,867

Tobacco — 0.4%
Altria Group, Inc.	10,672	665,079

Trading Companies & Distributors — 0.1%
Watsco, Inc.	1,160	209,925

Wireless Telecommunication Services — 0.6%
Sprint Corp.(a)(b)	44,639	217,838
Telephone & Data Systems, Inc.(b)	15,547	435,783
T-Mobile US, Inc.(a)	6,584	401,887

		1,055,508
Total Common Stocks — 99.0% (Cost: $172,495,076)		184,894,219

Total Long-Term Investments — 99.0% (Cost: $172,495,076)		184,894,219

Short-Term Securities — 1.1%(c)(e)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.53%	1,778,988	1,778,988
SL Liquidity Series, LLC, Money Market Series, 1.87%(d)	303,866	303,836

Total Short-Term Securities — 1.1% (Cost: $2,082,824)		2,082,824

Total Investments — 100.1% (Cost: $174,577,900)		186,977,043

Liabilities in Excess of Other Assets — (0.1)%		(168,023)

Net Assets — 100.0%		$186,809,020

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	Security was purchased with the cash collateral from loaned securities.
(e)	During the period ended March 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/17	Net Activity	Shares Held at 03/31/18	Value at 03/31/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,953,092	(174,104)	1,778,988	$1,778,988	$5,609		$—	$—
SL Liquidity Series, LLC, Money Market Series	661,529	(357,663)	303,866	303,836	1,343	(b)	(130)	—

				$2,082,824	$6,952		$(130)	$—

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

3

Schedule of Investments (continued) March 31, 2018	BlackRock Advantage Large Cap Core Portfolio

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

S&P	Standard & Poor’s

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	17	06/15/18	$2,247	$(54,353)

4

Schedule of Investments (continued) March 31, 2018	BlackRock Advantage Large Cap Core Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments
Common Stock(a)	$184,894,219	$—	$—	$184,894,219
Short-Term Securities	1,778,988	—	—	1,778,988

	$186,673,207	$—	$—	$186,673,207

Investments valued at NAV(b)				$303,836

Total Investments				$186,977,043

Derivative Financial Instruments(c)
Liabilities:
Equity contracts	$(54,353)	$—	$—	$(54,353)

(a)	See above Schedule of Investments for values in each security type.
(b)	As of March 31, 2018, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended March 31, 2018, there were no transfers between levels.

5

Schedule of Investments March 31, 2018	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Asset-Backed Securities — 4.4%
ACE Securities Corp. Home Equity Loan Trust, Series 2007-HE4, Class A2A, 2.00%, 05/25/37(a)	USD	52	$16,801
Ajax Mortgage Loan Trust(b):
Series 2016-B, Class A, 4.00%, 09/25/65(c)		83	83,194
Series 2017-A, Class A, 3.47%, 04/25/57(c)		140	139,222
Series 2017-D, Class A, 3.75%, 12/25/57(d)		172	172,585
Allegro CLO II Ltd., Series 2014-1A, Class A1R, 3.05%, 01/21/27(a)(b)		250	250,456
ALM XI Ltd., Series 2014-11A, Class A1R, 2.87%, 10/17/26(a)(b)		250	250,122
AMMC CLO 18 Ltd., Series 2016-18A, Class AL1, 3.51%, 05/26/28(a)(b)		100	100,120
Anchorage Capital CLO 5-R Ltd.(a)(b):
Series 2014-5RA, Class B, 3.17%, 01/15/30		250	250,312
Series 2014-5RA, Class C, 3.57%, 01/15/30		250	250,586
Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class AR, 2.99%, 07/15/30(a)(b)		250	251,338
Anchorage Capital CLO 7 Ltd., Series 2015-7A, Class AR, 2.68%, 10/15/27(a)(b)		310	310,131
Apidos CLO XII, Series 2013-12A, Class AR, 3.12%, 04/15/31(a)(b)		500	501,527
Arbor Realty Collateralized Loan Obligation Ltd., Series 2017-FL3, Class A, 2.77%, 12/15/27(a)(b)		100	99,703
Arbor Realty Commercial Real Estate Notes Ltd.(a)(b):
Series 2016-FL1A, Class A, 3.48%, 09/15/26		100	101,666
Series 2017-FL2, Class A, 2.77%, 08/15/27		250	249,905
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, 2.11%, 05/25/35(a)(d)		93	69,424
Atlas Senior Loan Fund IV Ltd., Series 2013-2A, Class A1LR, 2.82%, 02/17/26(a)(b)		250	250,101
Atrium X, Series 10A, Class B1R, 3.17%, 07/16/25(a)(b)		250	250,049
Avery Point V CLO Ltd., Series 2014-5A, Class AR, 2.71%, 07/17/26(a)(b)		250	249,996
B2R Mortgage Trust(b):
Series 2015-1, Class A1, 2.52%, 05/15/48		68	67,170
Series 2015-2, Class A, 3.34%, 11/15/48		87	87,440
Babson CLO Ltd., Series 2014-3A, Class AR, 3.04%, 01/15/26(a)(b)		250	250,093
Battalion CLO IV Ltd., Series 2013-4A, Class A1R, 2.88%, 10/22/25(a)(b)		194	194,511
BCMSC Trust(a):
Series 2000-A, Class A2, 7.57%, 06/15/30		53	20,744
Series 2000-A, Class A3, 7.83%, 06/15/30		49	19,896
Series 2000-A, Class A4, 8.29%, 06/15/30		83	35,995
Bear Stearns Asset-Backed Securities I Trust(a):
Series 2004-HE7, Class M2, 3.60%, 08/25/34		4	3,503
Series 2006-HE7, Class 1A2, 2.04%, 09/25/36		201	222,292
Series 2007-HE1, Class 21A2, 2.03%, 01/25/37		56	54,813
Series 2007-HE2, Class 22A, 2.01%, 03/25/37		30	28,643
Series 2007-HE2, Class 23A, 2.01%, 03/25/37		62	60,874
Series 2007-HE3, Class 1A3, 2.12%, 04/25/37		89	90,822
Bear Stearns Asset-Backed Securities Trust, Series 2005-4, Class M2, 3.07%, 01/25/36(a)		10	10,014
Benefit Street Partners CLO VI Ltd., Series 2015-VIA, Class A1R, 2.97%, 10/18/29(a)(b)		250	251,178
BlueMountain CLO Ltd., Series 2013-3A, Class AR, 2.65%, 10/29/25(a)(b)		214	213,877
BSPRT Issuer Ltd.(a)(b):
Series 2017-FL1, Class A, 3.13%, 06/15/27		100	100,434
Series 2018-FL3, Class A, 2.95%, 03/15/28		100	100,000
Carlyle Global Market Strategies CLO Ltd., Series 2014-1, 3.31%, 04/17/31(a)		250	250,000
Carlyle US CLO Ltd., Series 2017-4A, Class A1, 2.67%, 01/15/30(a)(b)		250	251,487

Security	Par (000)		Value
Asset-Backed Securities (continued)
Carrington Mortgage Loan Trust(a):
Series 2005-FRE1, Class M1, 2.34%, 12/25/35	USD	70	$69,649
Series 2006-FRE2, Class A2, 1.99%, 10/25/36		78	57,295
Series 2006-FRE2, Class A3, 2.03%, 10/25/36		65	47,882
Series 2006-NC4, Class A3, 2.03%, 10/25/36		99	90,200
Series 2007-HE1, Class A2, 2.02%, 06/25/37		39	38,879
C-BASS Trust:
Series 2007-CB1, Class AF4, 3.66%, 01/25/37(c)		75	36,496
Series 2007-CB5, Class A2, 2.04%, 04/25/37(a)		62	46,681
Cedar Funding VIII CLO Ltd., Series 2017-8A, Class A1, 2.98%, 10/17/30(a)(b)		250	251,859
CIFC Funding Ltd.(a):
Series 2013-1A, Class A2R, 3.47%, 07/16/30(b)		250	251,769
Series 2013-2A, Class A1LR, 2.94%, 10/18/30(b)		200	200,937
Series 2014-2A, Class A1LR, 3.14%, 05/24/26(b)		480	480,445
Series 2014-V, 3.13%, 01/17/27		250	250,090
Series 2015-2A, Class AR, 2.50%, 04/15/27(b)		250	249,931
Citigroup Mortgage Loan Trust(a):
Series 2006-NC1, Class A2D, 2.12%, 08/25/36		90	86,897
Series 2007-AHL2, Class A3B, 2.07%, 05/25/37		230	168,135
Series 2007-AHL2, Class A3C, 2.14%, 05/25/37		105	76,940
Conseco Finance Corp.:
Series 1998-8, Class A1, 6.28%, 09/01/30		30	30,931
Series 1998-8, Class M1, 6.98%, 09/01/30(a)		61	51,466
Series 2001-D, Class B1, 4.28%, 11/15/32(a)		108	107,120
Conseco Finance Securitizations Corp.:
Series 2000-1, Class A5, 8.06%, 09/01/29(a)		31	16,607
Series 2000-4, Class A5, 7.97%, 05/01/32		95	47,726
Series 2000-4, Class A6, 8.31%, 05/01/32(a)		43	22,299
Series 2000-5, Class A6, 7.96%, 05/01/31		41	26,595
Countrywide Asset-Backed Certificates:
Series 2006-8, Class 2A3, 2.03%, 01/25/46(a)		56	55,246
Series 2006-S3, Class A4, 6.91%, 01/25/29(c)		24	24,354
Series 2006-SPS1, Class A, 2.09%, 12/25/25(a)		4	4,078
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-MH29, Class B1, 8.10%, 09/25/31(a)		30	32,136
Credit-Based Asset Servicing & Securitization LLC, Series 2006-MH1, Class B1, 6.25%, 10/25/36(b)(c)		100	101,072
CSMC Trust, Series 2017-1, 4.50%, 03/25/21(a)		299	299,666
CWABS Asset-Backed Certificates Trust, Series 2005-17, Class 1AF4, 4.45%, 05/25/36(c)		40	38,311
CWHEQ Home Equity Loan Trust:
Series 2006-S5, Class A4, 5.84%, 06/25/35		12	14,365
Series 2006-S5, Class A5, 6.16%, 06/25/35		18	19,847
Series 2007-S1, Class A3, 5.81%, 11/25/36(a)		7	7,416
CWHEQ Revolving Home Equity Loan Resuritization Trust(a)(b):
Series 2006-RES, Class 4Q1B, 2.08%, 12/15/33(d)		36	33,390
Series 2006-RES, Class 5B1A, 1.97%, 05/15/35		204	194,558
CWHEQ Revolving Home Equity Loan Trust(a):
Series 2005-B, Class 2A, 1.96%, 05/15/35		26	24,068
Series 2006-H, Class 1A, 1.93%, 11/15/36		37	30,226
DCP Rights LLC, Series 2014-1A, Class A, 5.46%, 10/25/44(b)		283	284,887
Dryden 53 CLO Ltd., Series 2017-53A, Class A, 2.82%, 01/15/31(a)(b)		280	281,253
Dryden Senior Loan Fund, Series 2018-64A, Class A, 0.00%, 04/18/31(a)		250	250,000
First Franklin Mortgage Loan Trust, Series 2006-FFH1, Class M2, 2.27%, 01/25/36(a)		50	30,297
Flatiron CLO Ltd., Series 2015-1A, Class AR, 2.61%, 04/15/27(a)(b)		250	250,323
GCAT LLC, Series 2017-4, Class A1, 3.23%, 05/25/22(b)(c)		42	41,440
GE-WMC Mortgage Securities Trust, Series 2006-1, Class A2B, 2.02%, 08/25/36(a)		568	365,697

1

Schedule of Investments (continued) March 31, 2018	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Asset-Backed Securities (continued)
GSAA Home Equity Trust, Series 2007-4, Class A3B, 2.22%, 03/25/37(a)	USD	50	$6,654
GSAMP Trust(a):
Series 2007-H1, Class A1B, 2.07%, 01/25/47		31	20,802
Series 2007-HS1, Class M6, 4.12%, 02/25/47		25	25,685
GT Loan Financing I Ltd., Series 2013-1A, Class A, 3.03%, 10/28/24(a)(b)		139	138,613
Home Equity Asset Trust, Series 2007-1, Class 2A3, 2.02%, 05/25/37(a)		40	32,982
Home Equity Mortgage Loan Asset-Backed Trust, Series 2007-B, Class 2A3, 2.07%, 07/25/37(a)		80	52,540
Home Equity Mortgage Trust, Series 2006-2, Class 1A1, 5.87%, 07/25/36(c)(d)		180	62,200
Home Loan Mortgage Loan Trust, Series 2005-1, Class A3, 2.50%, 04/15/36(a)		47	43,540
Invitation Homes Trust, Series 2018-SFR1, Class E, 3.81%, 03/17/37(a)(b)		100	101,282
IXIS Real Estate Capital Trust, Series 2007-HE1, Class A4, 2.10%, 05/25/37(a)		724	270,835
Lehman ABS Manufactured Housing Contract Trust:
Series 2001-B, Class M1, 6.63%, 04/15/40(a)		130	137,925
Series 2002-A, Class C, 0.00%, 06/15/33		9	7,598
Lendmark Funding Trust, Series 2017-1A, Class A, 2.83%, 01/22/24(b)		210	208,890
Litigation Fee Residual Funding LLC, Series 2015-1, 4.00%, 10/30/27(d)		154	153,148
Long Beach Mortgage Loan Trust(a):
Series 2006-2, Class 2A3, 2.06%, 03/25/46		307	145,405
Series 2006-2, Class 2A4, 2.16%, 03/25/46		97	46,799
Series 2006-3, Class 2A3, 2.05%, 05/25/46		30	12,945
Series 2006-5, Class 2A3, 2.02%, 06/25/36		29	16,637
Series 2006-7, Class 2A3, 2.03%, 08/25/36		18	10,077
Series 2006-9, Class 2A2, 1.98%, 10/25/36		23	10,036
Series 2006-10, Class 2A4, 2.09%, 11/25/36		16	7,463
Madison Park Funding XVIII Ltd., Series 2015-18A, Class A1R, 2.93%, 10/21/30(a)(b)		250	251,358
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2C, 2.11%, 05/25/37(a)		27	18,487
Morgan Stanley ABS Capital I, Inc. Trust(a):
Series 2005-HE1, Class A2MZ, 2.47%, 12/25/34		78	76,427
Series 2007-NC1, Class A1, 2.00%, 11/25/36		209	133,288
Morgan Stanley Mortgage Loan Trust, Series 2007-9SL, Class A, 2.19%, 07/25/37(a)		23	21,082
Navient Private Education Loan Trust(a)(b):
Series 2014-CTA, Class B, 3.53%, 10/17/44		250	253,881
Series 2016-AA, Class B, 3.50%, 12/16/58		100	98,285
Oakwood Mortgage Investors, Inc., Series 2001-D, Class A4, 6.93%, 09/15/31(a)		14	12,595
Octagon Investment Partners 24 Ltd.(a)(b):
Series 2015-1A, Class A1R, 2.79%, 05/21/27		250	250,115
Series 2015-1A, Class A2AR, 3.24%, 05/21/27		250	250,405
Octagon Investment Partners 33 Ltd., Series 2017-1A, Class A1, 2.59%, 01/20/31(a)(b)		250	250,624
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class A, 2.85%, 07/17/25(a)(b)		207	207,340
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 12/01/21		20	19,900
OFSI Fund VI Ltd., Series 2014-6A, Class A2R, 2.86%, 03/20/25(a)(b)		210	209,658
OHA Loan Funding Ltd., Series 2013-2A, Class A, 2.73%, 08/23/24(a)(b)		234	234,606
OneMain Financial Issuance Trust, Series 2014-2A, Class D, 5.31%, 09/18/24(b)		100	100,388

Security	Par (000)		Value
Asset-Backed Securities (continued)
Option One Mortgage Loan Trust:
Series 2007-CP1, Class 2A3, 2.08%, 03/25/37(a)	USD	40	$27,942
Series 2007-FXD1, Class 2A1, 5.87%, 01/25/37(c)		59	55,309
Series 2007-FXD2, Class 1A1, 5.82%, 03/25/37(c)		207	204,330
Origen Manufactured Housing Contract Trust, Series 2007-B, Class A1, 2.98%, 10/15/37(a)(b)(d)		43	41,316
Ownit Mortgage Loan Trust, Series 2006-2, Class A2C, 6.00%, 01/25/37(c)		30	27,769
OZLM Funding II Ltd., Series 2012-2A, Class A1R, 3.21%, 10/30/27(a)(b)		250	250,041
OZLM Funding III Ltd., Series 2013-3A, Class BR, 4.74%, 01/22/29(a)(b)		250	253,035
OZLM Funding IV Ltd., Series 2013-4A, Class A1R, 2.99%, 10/22/30(a)(b)		495	497,548
OZLM IX Ltd., Series 2014-9A, Class CR, 5.29%, 01/20/27(a)(b)		250	250,516
OZLM XXI, Series 2017-21A, Class B, 3.65%, 01/20/31(a)(b)		250	250,216
Palmer Square Loan Funding Ltd., Series 2017-1A, Class A1, 2.46%, 10/15/25(a)(b)		161	161,397
Parallel Ltd., Series 2015-1A, Class AR, 2.59%, 07/20/27(a)(b)		250	250,152
Pretium Mortgage Credit Partners I LLC, Series 2017-NPL2, Class A1, 3.25%, 03/28/57(b)(c)		213	211,785
Progress Residential Trust(a)(b):
Series 2016-SFR1, Class A, 3.31%, 09/17/33		99	99,641
Series 2016-SFR1, Class E, 5.66%, 09/17/33		100	101,435
Series 2016-SFR2, Class E, 5.36%, 01/17/34		100	102,425
PRPM LLC, Series 2017-1A, Class A1, 4.25%, 01/25/22(b)(c)		55	54,977
RAMP Trust, Series 2006-RS6, Class A4, 2.14%, 11/25/36(a)		104	87,486
RCO Mortgage LLC, Series 2015-NQM1, Class A, 5.37%, 11/25/45(a)(b)		3	3,272
Rockford Tower CLO Ltd., Series 2017-1A, Class B, 3.52%, 04/15/29(a)(b)		250	251,186
RR 3 Ltd., Series 2018-3A, Class A1R2, 2.80%, 01/15/30(a)(b)		250	250,943
Saxon Asset Securities Trust, Series 2007-1, Class M1, 2.16%, 01/25/47(a)		77	45,076
Scholar Funding Trust, Series 2013-A, Class A, 2.30%, 01/30/45(a)(b)		228	225,538
Securitized Asset Backed Receivables LLC Trust, Series 2006-WM4, Class A1, 2.06%, 11/25/36(a)(b)		45	28,203
SG Mortgage Securities Trust, Series 2006-FRE2, Class A2C, 2.03%, 07/25/36(a)		18	6,305
Silver Creek CLO Ltd., Series 2014-1A, Class AR, 2.98%, 07/20/30(a)(b)		250	251,203
SLM Private Credit Student Loan Trust(a):
Series 2004-B, Class A3, 2.45%, 03/15/24		175	174,072
Series 2005-A, Class A3, 2.32%, 06/15/23		91	90,414
Sound Point CLO XII Ltd., Series 2016-2A, Class A, 3.40%, 10/20/28(a)(b)		250	251,279
Sound Point CLO XIV Ltd., Series 2016-3A, Class C, 4.39%, 01/23/29(a)(b)		250	251,752
Springleaf Funding Trust, Series 2015-AA, Class B, 3.62%, 11/15/24(b)		320	319,492
Stanwich Mortgage Loan Co., Series 2017-NPB1, Class A1, 3.60%, 05/17/22(b)(c)(d)		221	221,478
Structured Asset Investment Loan Trust, Series 2004-8, Class M4, 3.37%, 09/25/34(a)		48	47,331
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-23XS, Class 2A1, 2.17%, 01/25/35(a)		68	66,093
Symphony CLO XII Ltd., Series 2013-12A, Class AR, 2.75%, 10/15/25(a)(b)		377	377,769
TCI-Flatiron CLO Ltd., Series 2017-1A, Class A, 2.83%, 11/17/30(a)(b)		250	251,151

2

Schedule of Investments (continued) March 31, 2018	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Asset-Backed Securities (continued)
Union Pacific Railroad Co. Pass-Through Trust, Series 2014-1, 3.23%, 05/14/26	USD	57	$56,334
Venture XIX CLO Ltd., Series 2014-19A, Class AR, 3.09%, 01/15/27(a)(b)		250	249,870
Voya CLO Ltd., Series 2013-3A, Class A1R, 2.78%, 01/18/26(a)(b)		250	250,431
Wachovia Asset Securitization Issuance II LLC Trust, Series 2007-HE2A, Class A, 2.00%, 07/25/37(a)(b)		76	70,466
Washington Mutual Asset-Backed CertificatesTrust, Series 2007-HE2, Class 2A2, 2.09%, 02/25/37(a)		97	42,267
West CLO Ltd., Series 2013-1A, Class A1AR, 2.95%, 11/07/25(a)(b)		228	227,962
WVUE, Series 2015-1A, Class A, 7.50%, 09/25/20(b)(c)		18	18,102

Total Asset-Backed Securities — 4.4% (Cost: $21,990,936)			22,106,287

Security	Shares		Value
Common Stocks — 58.1%
Aerospace & Defense — 1.2%
Boeing Co. (The)		4,009	1,314,471
Curtiss-Wright Corp.		725	97,926
General Dynamics Corp.		525	115,972
Lockheed Martin Corp.		529	178,765
Orbital ATK, Inc.		652	86,462
Raytheon Co.		18,147	3,916,486
Rockwell Collins, Inc.		1,859	250,686

			5,960,768
Airlines — 0.2%
Southwest Airlines Co.		17,426	998,161

Auto Components — 0.6%
BorgWarner, Inc.(e)		60,355	3,031,632
Tenneco, Inc.		1,734	95,144

			3,126,776
Banks — 3.0%
Bank of America Corp.		35,058	1,051,390
Citigroup, Inc.		42,926	2,897,505
Citizens Financial Group, Inc.		40,590	1,703,968
Cullen/Frost Bankers, Inc.		268	28,427
First Horizon National Corp.		31,493	593,013
First Republic Bank		31,020	2,872,762
JPMorgan Chase & Co.		12,018	1,321,620
SunTrust Banks, Inc.		19,429	1,321,949
Wells Fargo & Co.		49,901	2,615,311
Western Alliance Bancorp(f)		14,900	865,839

			15,271,784
Beverages — 0.9%
Brown-Forman Corp., Class B		7,372	401,050
Coca-Cola European Partners plc		21,484	895,023
Constellation Brands, Inc., Class A		1,165	265,527
Dr Pepper Snapple Group, Inc.		2,097	248,243
Molson Coors Brewing Co., Class B		9,768	735,824
PepsiCo, Inc.		17,786	1,941,342

			4,487,009
Biotechnology — 1.7%
AbbVie, Inc.		20,398	1,930,671
Amgen, Inc.		2,776	473,252
Celgene Corp.(f)		24,999	2,230,161
Gilead Sciences, Inc.		38,451	2,898,821
Regeneron Pharmaceuticals, Inc.(f)		2,830	974,539
United Therapeutics Corp.(f)		568	63,820

			8,571,264

Security	Shares	Value
Building Products — 0.5%
Allegion plc	1,800	$153,522
Fortune Brands Home & Security, Inc.	38,962	2,294,472

		2,447,994
Capital Markets — 2.4%
Affiliated Managers Group, Inc.	3,203	607,225
Charles Schwab Corp. (The)	870	45,431
CME Group, Inc.	5,532	894,746
Franklin Resources, Inc.	56,408	1,956,229
Intercontinental Exchange, Inc.	51,607	3,742,540
Invesco Ltd.	4,604	147,374
Moelis & Co., Class A	4,935	250,945
Northern Trust Corp.	463	47,749
Raymond James Financial, Inc.	547	48,907
S&P Global, Inc.	20,080	3,836,485
TD Ameritrade Holding Corp.	7,154	423,731

		12,001,362
Chemicals — 1.4%
Air Products & Chemicals, Inc.	22,741	3,616,501
Eastman Chemical Co.	27,198	2,871,565
NewMarket Corp.	197	79,131
WR Grace & Co.	9,793	599,625

		7,166,822
Commercial Services & Supplies — 0.0%
LSC Communications, Inc.	7,283	127,088

Communications Equipment — 0.2%
Cisco Systems, Inc.	8,086	346,808
Motorola Solutions, Inc.	5,296	557,669
Palo Alto Networks, Inc.(f)	1,184	214,920

		1,119,397
Consumer Finance — 0.0%
Green Dot Corp., Class A(f)	2,497	160,208

Containers & Packaging — 0.1%
Crown Holdings, Inc.(f)	14,118	716,489

Diversified Consumer Services — 0.1%
H&R Block, Inc.	27,153	689,958

Diversified Financial Services — 0.4%
Berkshire Hathaway, Inc., Class B(f)	10,856	2,165,555

Diversified Telecommunication Services — 0.5%
AT&T, Inc.	64,668	2,305,414

Electric Utilities — 0.5%
IDACORP, Inc.	3,409	300,912
Pinnacle West Capital Corp.	19,539	1,559,212
Portland General Electric Co.	16,756	678,786

		2,538,910
Electrical Equipment — 0.5%
AMETEK, Inc.	9,055	687,908
Rockwell Automation, Inc.	10,474	1,824,571

		2,512,479
Electronic Equipment, Instruments & Components — 0.9%
Amphenol Corp., Class A	19,038	1,639,743
Arrow Electronics, Inc.(f)	2,212	170,368
Dolby Laboratories, Inc., Class A	9,353	594,477
SYNNEX Corp.	2,178	257,875
TE Connectivity Ltd.	19,710	1,969,029

		4,631,492
Energy Equipment & Services — 0.4%
Halliburton Co.	47,276	2,219,135

3

Schedule of Investments (continued) March 31, 2018	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) — 1.7%
Alexandria Real Estate Equities, Inc.	5,022	$627,198
Outfront Media, Inc.	18,923	354,617
Prologis, Inc.	42,184	2,657,170
Simon Property Group, Inc.	24,029	3,708,876
Ventas, Inc.	29,406	1,456,479

		8,804,340
Food & Staples Retailing — 0.8%
Kroger Co. (The)	11,519	275,765
Performance Food Group Co.(f)	39,741	1,186,269
Walmart, Inc.	25,857	2,300,497

		3,762,531
Food Products — 1.3%
Archer-Daniels-Midland Co.	49,203	2,133,934
Bunge Ltd.	5,164	381,826
Hershey Co. (The)	7,535	745,664
Kellogg Co.	31,491	2,047,230
McCormick & Co., Inc. (Non-Voting)	4,644	494,075
Tyson Foods, Inc., Class A	10,854	794,404

		6,597,133
Health Care Equipment & Supplies — 1.4%
Danaher Corp.	39,723	3,889,279
Edwards Lifesciences Corp.(f)	10,444	1,457,147
IDEXX Laboratories, Inc.(f)	6,518	1,247,480
Medtronic plc	6,684	536,190

		7,130,096
Health Care Providers & Services — 1.8%
Aetna, Inc.	3,711	627,159
AmerisourceBergen Corp.	10,411	897,532
Express Scripts Holding Co.(f)	1,108	76,541
Humana, Inc.	12,395	3,332,148
McKesson Corp.	4,800	676,176
Quest Diagnostics, Inc.	19,886	1,994,566
UnitedHealth Group, Inc.	6,536	1,398,704

		9,002,826
Health Care Technology — 0.3%
Veeva Systems, Inc., Class A(f)	17,860	1,304,137

Hotels, Restaurants & Leisure — 1.8%
Carnival Corp.	54,130	3,549,846
Extended Stay America, Inc.	28,771	568,803
McDonald’s Corp.	29,593	4,627,753
Texas Roadhouse, Inc.	3,126	180,620
Yum Brands, Inc.	2,423	206,270

		9,133,292
Household Durables — 0.3%
DR Horton, Inc.	11,660	511,174
Garmin Ltd.	3,631	213,975
Whirlpool Corp.	5,372	822,507

		1,547,656
Household Products — 0.4%
Colgate-Palmolive Co.	25,647	1,838,377

Industrial Conglomerates — 1.3%
3M Co.	20,145	4,422,230
General Electric Co.	15,626	210,639
Honeywell International, Inc.	14,727	2,128,199

		6,761,068

Security	Shares	Value
Insurance — 2.3%
Allstate Corp. (The)	7,639	$724,177
Arthur J. Gallagher & Co.	7,061	485,302
Athene Holding Ltd., Class A(f)	20,570	983,452
First American Financial Corp.	12,299	721,705
Hartford Financial Services Group, Inc. (The)	10,637	548,018
Lincoln National Corp.	34,946	2,553,155
Marsh & McLennan Cos., Inc.	18,945	1,564,668
Prudential Financial, Inc.	17,183	1,779,300
Reinsurance Group of America, Inc.	717	110,418
Travelers Cos., Inc. (The)	7,201	999,931
Unum Group	18,738	892,116

		11,362,242
Internet & Direct Marketing Retail — 1.4%(f)
Amazon.com, Inc.	4,144	5,997,777
Netflix, Inc.	3,405	1,005,667

		7,003,444
Internet Software & Services — 2.5%(f)
Alphabet, Inc., Class A	2,667	2,766,052
Alphabet, Inc., Class C	3,489	3,599,915
Facebook, Inc., Class A	36,825	5,884,267
Twitter, Inc.	17,803	516,465

		12,766,699
IT Services — 3.3%
Accenture plc, Class A	14,592	2,239,872
Booz Allen Hamilton Holding Corp.	1,563	60,519
Broadridge Financial Solutions, Inc.	13,275	1,456,135
EPAM Systems, Inc.(f)	6,399	732,814
First Data Corp., Class A(f)	68,726	1,099,616
International Business Machines Corp.	15,904	2,440,151
Mastercard, Inc., Class A	29,171	5,109,592
Square, Inc., Class A(f)	956	47,035
Total System Services, Inc.	3,784	326,408
Visa, Inc., Class A	27,426	3,280,698

		16,792,840
Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc.	32,281	2,159,599
Waters Corp.(f)	1,493	296,584

		2,456,183
Machinery — 2.2%
Cummins, Inc.	9,198	1,490,904
Illinois Tool Works, Inc.	22,602	3,540,829
Ingersoll-Rand plc	9,620	822,606
PACCAR, Inc.	53,298	3,526,729
Xylem, Inc.(e)	25,163	1,935,538

		11,316,606
Media — 1.8%
Comcast Corp., Class A	94,069	3,214,338
Interpublic Group of Cos., Inc. (The)	14,355	330,596
John Wiley & Sons, Inc., Class A	23,864	1,520,137
Time Warner, Inc.	9,101	860,772
Tribune Media Co., Class A	912	36,945
Walt Disney Co. (The)	28,579	2,870,475

		8,833,263
Metals & Mining — 0.6%
Newmont Mining Corp.	69,384	2,710,833
Worthington Industries, Inc.	3,580	153,654

		2,864,487

4

Schedule of Investments (continued) March 31, 2018	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Multiline Retail — 0.7%
Kohl’s Corp.	13,822	$905,479
Target Corp.	34,016	2,361,731

		3,267,210
Multi-Utilities — 0.9%
CMS Energy Corp.	74,497	3,373,969
DTE Energy Co.	4,593	479,509
Vectren Corp.	8,631	551,694

		4,405,172
Oil, Gas & Consumable Fuels — 2.5%
Anadarko Petroleum Corp.	8,364	505,269
Chevron Corp.	1,497	170,718
Cimarex Energy Co.	2,009	187,841
ConocoPhillips	68,572	4,065,634
Exxon Mobil Corp.	22,422	1,672,905
Marathon Oil Corp.	38,014	613,166
Marathon Petroleum Corp.	12,719	929,886
Occidental Petroleum Corp.	16,748	1,087,950
ONEOK, Inc.	2,127	121,069
Suncor Energy, Inc.	28,226	974,926
Valero Energy Corp.	13,654	1,266,682
Williams Cos., Inc. (The)	44,985	1,118,327

		12,714,373
Personal Products — 0.6%
Estee Lauder Cos., Inc. (The), Class A	18,266	2,734,785
Herbalife Ltd.(f)	795	77,489

		2,812,274
Pharmaceuticals — 2.3%
Bristol-Myers Squibb Co.	21,756	1,376,067
Eli Lilly & Co.	5,450	421,667
Johnson & Johnson	33,514	4,294,819
Merck & Co., Inc.	38,125	2,076,669
Zoetis, Inc.	38,383	3,205,364

		11,374,586
Real Estate Management & Development — 0.1%
Jones Lang LaSalle, Inc.	3,115	544,004

Road & Rail — 0.4%
Norfolk Southern Corp.	12,948	1,758,079

Semiconductors & Semiconductor Equipment — 2.8%
Applied Materials, Inc.	44,961	2,500,281
Broadcom Ltd.	3,918	923,277
Intel Corp.	26,206	1,364,808
Maxim Integrated Products, Inc.	42,613	2,566,155
NVIDIA Corp.	4,629	1,072,030
NXP Semiconductors NV(f)	352	41,184
Skyworks Solutions, Inc.	12,791	1,282,426
Texas Instruments, Inc.	40,305	4,187,286
Xilinx, Inc.	3,169	228,929

		14,166,376
Software — 2.8%
Activision Blizzard, Inc.	20,625	1,391,362
Adobe Systems, Inc.(f)	16,689	3,606,159
CDK Global, Inc.	1,087	68,851
Electronic Arts, Inc.(f)	1,705	206,714
Microsoft Corp.	57,379	5,236,981
SS&C Technologies Holdings, Inc.	26,665	1,430,311
Synopsys, Inc.(f)	11,858	987,060
Zendesk, Inc.(f)	21,322	1,020,684
Zynga, Inc., Class A(f)	26,644	97,517

		14,045,639

Security	Shares		Value
Specialty Retail — 0.6%
Burlington Stores, Inc.(f)		229	$30,491
Lithia Motors, Inc., Class A		577	58,000
Penske Automotive Group, Inc.(e)		32,742	1,451,453
Tiffany & Co.		16,827	1,643,325

			3,183,269
Technology Hardware, Storage & Peripherals — 1.9%
Apple, Inc.		51,818	8,694,024
HP, Inc.		30,595	670,643
Pure Storage, Inc., Class A(f)		14,658	292,427

			9,657,094
Textiles, Apparel & Luxury Goods — 0.5%
Michael Kors Holdings Ltd.(f)		1,254	77,848
NIKE, Inc., Class B		13,681	908,966
Skechers U.S.A., Inc., Class A(f)		35,928	1,397,240

			2,384,054
Thrifts & Mortgage Finance — 0.2%
Essent Group Ltd.(f)		27,230	1,158,909

Tobacco — 0.2%
Altria Group, Inc.		16,677	1,039,311

Trading Companies & Distributors — 0.1%
Watsco, Inc.		1,939	350,901

Wireless Telecommunication Services — 0.3%
Sprint Corp.(e)(f)		71,275	347,822
Telephone & Data Systems, Inc.		25,116	704,001
T-Mobile US, Inc.(f)		10,416	635,793

			1,687,616

Total Common Stocks — 58.1% (Cost: $276,669,041)			$293,044,152

Security	Par (000)		Value
Corporate Bonds — 9.0%

Aerospace & Defense — 0.2%
BAE Systems Holdings, Inc.(b):
2.85%, 12/15/20	USD	38	$37,640
4.75%, 10/07/44		8	8,604
Harris Corp., 2.70%, 04/27/20		39	38,657
Lockheed Martin Corp.:
3.55%, 01/15/26		43	42,641
3.60%, 03/01/35		45	42,998
4.50%, 05/15/36		17	18,036
4.07%, 12/15/42		9	8,885
4.09%, 09/15/52		32	31,033
Northrop Grumman Corp.:
2.93%, 01/15/25		150	143,825
3.25%, 01/15/28		203	193,770
3.85%, 04/15/45		43	40,138
United Technologies Corp.:
1.78%, 05/04/18		166	165,858
4.15%, 05/15/45		27	26,135
4.05%, 05/04/47		115	109,242

			907,462
Air Freight & Logistics — 0.0%
FedEx Corp.:
4.90%, 01/15/34		40	43,160
3.90%, 02/01/35		80	77,354

			120,514

5

Schedule of Investments (continued) March 31, 2018	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Airlines — 0.1%
American Airlines Group, Inc., 4.63%, 03/01/20(b)	USD	91	$91,682
American Airlines Pass-Through Trust, 3.38%, 05/01/27		84	82,348
Delta Air Lines, Inc., 2.88%, 03/13/20		338	335,798
Gol Finance, Inc., 7.00%, 01/31/25(b)		27	26,561
Turkish Airlines Pass-Through Trust, 4.20%, 03/15/27(b)		53	50,080
United Airlines Pass-Through Trust, 4.75%, 04/11/22		15	14,863

			601,332
Auto Components — 0.1%
Aptiv plc:
4.25%, 01/15/26		62	63,316
4.40%, 10/01/46		47	45,338
ZF North America Capital, Inc., 4.75%, 04/29/25(b)		150	151,875

			260,529
Automobiles — 0.1%
Hyundai Capital America, 2.55%, 04/03/20(b)		402	395,747

Banks — 1.9%
Bank of America Corp.:
2.25%, 04/21/20		145	142,890
2.63%, 10/19/20		130	129,102
(LIBOR USD 3 Month + 0.66%), 2.37%, 07/21/21(g)		395	387,609
(LIBOR USD 3 Month + 0.63%), 2.33%, 10/01/21(g)		740	723,634
3.30%, 01/11/23		80	79,766
3.88%, 08/01/25		201	202,531
3.50%, 04/19/26		132	129,692
3.25%, 10/21/27		70	65,976
4.18%, 11/25/27		190	188,356
(LIBOR USD 3 Month + 1.37%), 3.59%, 07/21/28(g)		40	38,851
Barclays plc, 4.95%, 01/10/47		200	205,130
BB&T Corp., 2.45%, 01/15/20		92	91,234
BNP Paribas SA, 2.95%, 05/23/22(b)		240	235,244
Citigroup, Inc.:
2.50%, 07/29/19		285	283,841
2.90%, 12/08/21		255	251,115
3.50%, 05/15/23		66	65,211
3.88%, 03/26/25		53	52,447
(LIBOR USD 3 Month + 1.56%), 3.89%, 01/10/28(g)		32	31,827
(LIBOR USD 3 Month + 1.39%), 3.67%, 07/24/28(g)		230	224,232
4.13%, 07/25/28		223	220,375
Citizens Bank NA:
2.25%, 03/02/20		277	272,254
2.65%, 05/26/22		250	242,249
Credit Agricole SA, 3.25%, 10/04/24(b)		250	238,860
Credit Suisse Group Funding Guernsey Ltd., 2.75%, 03/26/20		250	247,591
HSBC Holdings plc:
2.65%, 01/05/22		277	269,324
(USD Swap Rate 5 Year + 3.75%), 6.00%(g)(h)		200	194,900
Intesa Sanpaolo SpA, 3.13%, 07/14/22(b)		200	193,288
JPMorgan Chase & Co.:
2.97%, 01/15/23		420	411,964
3.90%, 07/15/25		104	104,843
(LIBOR USD 3 Month + 1.38%), 3.54%, 05/01/28(g)		90	87,961
(LIBOR USD 3 Month + 1.36%), 3.88%, 07/24/38(g)		395	383,800
Mitsubishi UFJ Financial Group, Inc., 3.46%, 03/02/23		360	359,329
Mizuho Financial Group, Inc., 2.95%, 02/28/22		472	464,011
Royal Bank of Scotland Group plc(g):
(LIBOR USD 3 Month + 1.47%), 3.31%, 05/15/23		270	272,360
(LIBOR USD 3 Month + 1.48%), 3.50%, 05/15/23		210	206,359
Santander Holdings USA, Inc.:
3.70%, 03/28/22		50	50,105
3.40%, 01/18/23		165	161,173
Santander UK Group Holdings plc, 2.88%, 08/05/21		215	210,531

Security	Par (000)		Value
Banks (continued)
Sumitomo Mitsui Trust Bank Ltd.(b):
2.05%, 03/06/19	USD	505	$501,150
1.95%, 09/19/19		235	230,977
UBS Group Funding Switzerland AG, 4.25%, 03/23/28(b)		310	312,056
US Bancorp:
2.95%, 07/15/22		135	133,082
3.15%, 04/27/27		20	19,228
Washington Mutual, Escrow Bond, 0.00%(d)(f)(i)		400	—
Wells Fargo & Co.:
2.60%, 07/22/20		68	67,351
2.55%, 12/07/20		90	88,452
2.63%, 07/22/22		350	338,553

			9,810,814
Beverages — 0.2%
Anheuser-Busch InBev Finance, Inc.:
2.65%, 02/01/21		84	83,342
3.30%, 02/01/23		140	140,103
3.65%, 02/01/26		455	452,292
4.70%, 02/01/36		20	21,162
Anheuser-Busch InBev Worldwide, Inc., 4.38%, 04/15/38		165	168,344

			865,243
Biotechnology — 0.3%
AbbVie, Inc.:
2.50%, 05/14/20		100	98,706
2.90%, 11/06/22		103	100,613
4.50%, 05/14/35		470	481,375
Amgen, Inc.:
2.13%, 05/01/20		87	85,479
4.40%, 05/01/45		85	84,880
Baxalta, Inc., 4.00%, 06/23/25		125	124,797
Gilead Sciences, Inc.:
2.35%, 02/01/20		25	24,793
2.50%, 09/01/23		60	57,831
4.60%, 09/01/35		29	31,061
4.00%, 09/01/36		240	238,976
4.50%, 02/01/45		39	40,434

			1,368,945
Building Products — 0.0%
Johnson Controls International plc, 5.13%, 09/14/45		63	70,673

Capital Markets — 0.4%
Blackstone Holdings Finance Co. LLC, 4.00%, 10/02/47(b)		100	94,620
Goldman Sachs Group, Inc. (The):
2.63%, 01/31/19		297	296,845
2.00%, 04/25/19		48	47,612
2.75%, 09/15/20		71	70,278
2.63%, 04/25/21		103	100,880
2.35%, 11/15/21		209	201,525
(LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/38(g)		60	57,917
Moody’s Corp., 2.75%, 12/15/21		62	60,874
Morgan Stanley:
2.80%, 06/16/20		130	129,126
2.75%, 05/19/22		490	477,858
3.75%, 02/25/23		85	85,900
3.70%, 10/23/24		84	83,590
(LIBOR USD 3 Month + 1.34%), 3.59%, 07/22/28(g)		270	261,160
(LIBOR USD 3 Month + 1.46%), 3.97%, 07/22/38(g)		100	97,693
Northern Trust Corp., (LIBOR USD 3 Month + 1.13%), 3.37%, 05/08/32(g)		70	67,239
State Street Corp., 2.65%, 05/19/26		38	35,496

			2,168,613

6

Schedule of Investments (continued) March 31, 2018	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Chemicals — 0.0%
Agrium, Inc., 4.13%, 03/15/35	USD	55	$53,649
Dow Chemical Co. (The):
4.38%, 11/15/42		27	26,880
4.63%, 10/01/44		20	20,553
Eastman Chemical Co., 4.80%, 09/01/42		28	29,540
Monsanto Co., 3.60%, 07/15/42		23	19,868
Sherwin-Williams Co. (The):
4.00%, 12/15/42		26	24,351
4.50%, 06/01/47		15	14,931

			189,772
Commercial Services & Supplies — 0.0%
Catholic Health Initiatives, 4.35%, 11/01/42		30	27,999
Waste Management, Inc., 3.90%, 03/01/35		142	141,743

			169,742
Communications Equipment — 0.0%
Juniper Networks, Inc., 3.30%, 06/15/20		79	79,035

Consumer Finance — 0.5%
AerCap Ireland Capital DAC:
4.63%, 10/30/20		220	226,452
3.50%, 05/26/22		190	187,165
American Express Credit Corp.:
2.25%, 08/15/19		119	118,306
3.30%, 05/03/27		35	33,916
Discover Financial Services, 4.10%, 02/09/27		47	46,622
Ford Motor Credit Co. LLC, 3.22%, 01/09/22		425	417,837
General Motors Financial Co., Inc.:
3.10%, 01/15/19		43	43,046
3.70%, 11/24/20		282	284,556
3.20%, 07/06/21		202	200,252
3.15%, 06/30/22		175	171,301
4.00%, 01/15/25		55	54,223
HSBC USA, Inc., 2.35%, 03/05/20		425	419,434
Synchrony Financial:
2.60%, 01/15/19		90	89,800
2.70%, 02/03/20		52	51,450
4.50%, 07/23/25		30	30,002
Tarjeta Naranja SA, (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.50%, 15.00% Floor), 26.56%, 04/11/22(b)(g)		44	36,960

			2,411,322
Containers & Packaging — 0.0%
International Paper Co., 4.35%, 08/15/48		170	161,281
Reynolds Group Issuer, Inc., 5.75%, 10/15/20		87	88,310

			249,591
Diversified Consumer Services — 0.1%
George Washington University (The), 4.13%, 09/15/48		70	70,358
Northwestern University, 3.66%, 12/01/57		79	77,840
University of Notre Dame du Lac, 3.39%, 02/15/48		65	62,364
University of Southern California, 3.03%, 10/01/39		92	84,003
Wesleyan University, 4.78%, 07/01/2116		79	80,261

			374,826
Diversified Financial Services — 0.1%
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35		350	342,142
ORIX Corp., 2.90%, 07/18/22		65	63,560
Shell International Finance BV:
4.13%, 05/11/35		88	91,178
3.63%, 08/21/42		16	15,155
3.75%, 09/12/46		100	96,426
Woodside Finance Ltd., 3.65%, 03/05/25(b)		15	14,853

			623,314

Security	Par (000)		Value
Diversified Telecommunication Services — 0.4%
AT&T, Inc.:
4.25%, 03/01/27	USD	95	$96,034
3.90%, 08/14/27		80	80,550
5.25%, 03/01/37		80	84,630
5.15%, 02/14/50		320	323,255
Telefonica Emisiones SAU, 4.67%, 03/06/38		150	151,727
Verizon Communications, Inc.:
(LIBOR USD 3 Month + 0.55%), 2.45%, 05/22/20(g)		1,120	1,124,799
4.13%, 03/16/27		175	177,260
4.50%, 08/10/33		130	131,602
4.40%, 11/01/34		33	32,591

			2,202,448
Electric Utilities — 0.5%
Baltimore Gas & Electric Co., 3.50%, 08/15/46		35	32,265
CenterPoint Energy Houston Electric LLC, 3.95%, 03/01/48		55	55,469
Duke Energy Corp.:
4.80%, 12/15/45		90	96,793
3.75%, 09/01/46		95	85,687
Emera US Finance LP:
2.15%, 06/15/19		101	99,782
2.70%, 06/15/21		72	70,364
Enel Finance International NV(b):
2.88%, 05/25/22		200	195,184
3.63%, 05/25/27		200	190,482
3.50%, 04/06/28		300	279,627
Entergy Corp., 2.95%, 09/01/26		80	74,471
Eversource Energy, 2.90%, 10/01/24		130	124,826
Exelon Corp.:
2.85%, 06/15/20		90	89,192
2.45%, 04/15/21		28	27,366
4.95%, 06/15/35		21	23,130
4.45%, 04/15/46		190	193,812
FirstEnergy Corp., 4.85%, 07/15/47		95	99,925
Genneia SA, 8.75%, 01/20/22(b)		51	54,934
Kansas City Power & Light Co., 4.20%, 03/15/48		90	92,679
MidAmerican Energy Co., 4.40%, 10/15/44		37	39,800
Northern States Power Co., 3.40%, 08/15/42		65	60,470
Oncor Electric Delivery Co. LLC, 4.55%, 12/01/41		50	54,717
Pacific Gas & Electric Co., 3.30%, 12/01/27(b)		155	146,682
Pampa Energia SA, 7.38%, 07/21/23(b)		27	28,384
Southern Co. (The), 4.40%, 07/01/46		95	95,088
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25(b)		79	79,493
Virginia Electric & Power Co.:
3.50%, 03/15/27		97	95,795
4.20%, 05/15/45		28	28,612
4.00%, 11/15/46		50	49,421

			2,564,450
Electrical Equipment — 0.0%
Eaton Corp., 2.75%, 11/02/22		49	47,865

Electronic Equipment, Instruments & Components — 0.0%
Amphenol Corp., 3.20%, 04/01/24		59	57,412
Tyco Electronics Group SA:
3.45%, 08/01/24		15	15,100
3.13%, 08/15/27		30	28,877

			101,389
Energy Equipment & Services — 0.1%
Halliburton Co., 3.80%, 11/15/25		305	306,380
Odebrecht Offshore Drilling Finance Ltd., 6.72%, 12/01/22(b)		13	12,352

			318,732

7

Schedule of Investments (continued) March 31, 2018	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Equity Real Estate Investment Trusts (REITs) — 0.2%
American Tower Corp.:
3.30%, 02/15/21	USD	71	$70,984
3.50%, 01/31/23		19	18,891
3.00%, 06/15/23		380	367,012
4.40%, 02/15/26		14	14,147
Boston Properties LP, 3.65%, 02/01/26		115	112,447
Crown Castle International Corp.:
3.40%, 02/15/21		33	33,125
2.25%, 09/01/21		120	115,664
3.20%, 09/01/24		175	167,789

			900,059
Food & Staples Retailing — 0.1%
CVS Health Corp.:
4.00%, 12/05/23		95	96,116
4.10%, 03/25/25		135	135,952
4.78%, 03/25/38		35	35,474
5.13%, 07/20/45		150	159,101
Kroger Co. (The), 2.65%, 10/15/26		105	94,809
Walgreens Boots Alliance, Inc., 4.65%, 06/01/46		6	5,823

			527,275
Food Products — 0.0%
Arcor SAIC, 6.00%, 07/06/23(b)		12	12,360
Kraft Heinz Foods Co., 4.38%, 06/01/46		100	91,698
Tyson Foods, Inc., 3.95%, 08/15/24		75	75,464

			179,522
Gas Utilities — 0.0%
Dominion Energy Gas Holdings LLC, 4.60%, 12/15/44		54	56,576

Health Care Equipment & Supplies — 0.2%
Abbott Laboratories, 3.75%, 11/30/26		420	417,752
Becton Dickinson and Co.:
2.13%, 06/06/19		255	252,113
2.68%, 12/15/19		61	60,648
2.89%, 06/06/22		185	179,498
4.69%, 12/15/44		10	10,066
Medtronic, Inc., 4.38%, 03/15/35		110	116,711
Stryker Corp., 4.63%, 03/15/46		23	24,562

			1,061,350

Security	Par (000)		Value
Health Care Providers & Services — 0.3%
Aetna, Inc.:
4.50%, 05/15/42	USD	27	$26,875
4.13%, 11/15/42		25	23,477
4.75%, 03/15/44		30	30,911
AHS Hospital Corp., 5.02%, 07/01/45		21	24,240
Anthem, Inc.:
2.30%, 07/15/18		194	193,833
3.70%, 08/15/21		7	7,080
4.10%, 03/01/28		150	149,892
Baylor Scott & White Holdings, 4.19%, 11/15/45		40	41,793
Cigna Corp., 3.25%, 04/15/25		105	100,194
Dignity Health, 2.64%, 11/01/19		57	56,757
HCA, Inc., 3.75%, 03/15/19		90	90,342
Kaiser Foundation Hospitals:
3.50%, 04/01/22		56	56,991
4.15%, 05/01/47		123	127,228
Laboratory Corp. of America Holdings, 2.63%, 02/01/20		85	84,330
New York and Presbyterian Hospital (The), 3.56%, 08/01/36		27	26,179
Northwell Healthcare, Inc., 4.26%, 11/01/47		25	24,663
Ochsner Clinic Foundation, 5.90%, 05/15/45		35	44,339
Orlando Health Obligated Group, 4.09%, 10/01/48		12	12,029
Providence St. Joseph Health Obligated Group, 3.93%, 10/01/48		38	37,531
RWJ Barnabas Health, Inc., 3.95%, 07/01/46		15	14,605
Southern Baptist Hospital of Florida, Inc., 4.86%, 07/15/45		35	39,685
SSM Health Care Corp., 3.82%, 06/01/27		40	40,606
Sutter Health, 3.70%, 08/15/28		34	34,196
Trinity Health Corp., 4.13%, 12/01/45		49	49,867
UnitedHealth Group, Inc.:
2.70%, 07/15/20		48	47,787
4.63%, 07/15/35		20	21,874
4.20%, 01/15/47		25	25,290

			1,432,594

8

Schedule of Investments (continued) March 31, 2018	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Hotels, Restaurants & Leisure — 0.0%
McDonald’s Corp.:
4.70%, 12/09/35	USD	110	$117,506
4.88%, 12/09/45		17	18,498
4.45%, 03/01/47		50	51,536

			187,540

Household Durables — 0.0%
Newell Brands, Inc.:
2.88%, 12/01/19		30	29,835
5.38%, 04/01/36		40	41,715

			71,550

Industrial Conglomerates — 0.0%
Cia Latinoamericana de Infraestructura & Servicios SA, 9.50%, 07/20/23(b)		7	7,257
General Electric Co., 4.50%, 03/11/44		81	79,737
Honeywell International, Inc., 3.81%, 11/21/47		20	19,705
Ingersoll-Rand Luxembourg Finance SA, 4.65%, 11/01/44		16	16,780

			123,479

Insurance — 0.2%
Allstate Corp. (The), 4.20%, 12/15/46		49	49,358
Ambac Assurance Corp., 5.10%, 06/07/20(b)		5	6,406
Ambac LSNI LLC, (LIBOR USD 3 Month + 5.00%, 6.00% Floor), 6.81%, 02/12/23(b)(g)		33	33,579
American International Group, Inc., 3.88%, 01/15/35		22	20,519
Aon plc, 4.75%, 05/15/45		20	20,797
Marsh & McLennan Cos., Inc.:
3.75%, 03/14/26		19	18,994
4.35%, 01/30/47		7	7,189
MetLife, Inc., 4.60%, 05/13/46		65	67,986
Principal Financial Group, Inc., 4.30%, 11/15/46		100	99,207
Prudential Financial, Inc., 3.88%, 03/27/28		140	141,895
Travelers Cos., Inc. (The):
4.60%, 08/01/43		35	37,771
4.00%, 05/30/47		75	74,827
Willis North America, Inc., 3.60%, 05/15/24		211	207,558

			786,086

IT Services — 0.1%
DXC Technology Co., 2.88%, 03/27/20		63	62,649
Fidelity National Information Services, Inc.:
3.63%, 10/15/20		8	8,100
4.50%, 08/15/46		20	19,927
Total System Services, Inc., 4.80%, 04/01/26		124	129,907
Visa, Inc., 4.15%, 12/14/35		81	86,258

			306,841

Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc.:
4.15%, 02/01/24		143	146,899
3.65%, 12/15/25		137	136,846

			283,745

Security	Par (000)		Value
Media — 0.4%
CBS Corp., 2.30%, 08/15/19	USD	107	$106,131
Charter Communications Operating LLC:
4.46%, 07/23/22		225	229,835
4.91%, 07/23/25		39	39,854
6.38%, 10/23/35		76	84,896
Comcast Corp.:
4.25%, 01/15/33		15	15,542
4.40%, 08/15/35		69	71,136
3.20%, 07/15/36		160	141,380
4.75%, 03/01/44		85	89,612
4.60%, 08/15/45		54	55,958
3.40%, 07/15/46		42	36,086
Cox Communications, Inc., 3.15%, 08/15/24(b)		140	134,262
CSC Holdings LLC, 7.63%, 07/15/18		80	81,376
Discovery Communications LLC, 3.80%, 03/13/24		67	66,206
Interpublic Group of Cos., Inc. (The), 4.00%, 03/15/22		72	73,056
NBCUniversal Media LLC, 4.45%, 01/15/43		55	55,657
Time Warner Cable LLC:
5.00%, 02/01/20		89	91,410
4.00%, 09/01/21		25	25,100
5.50%, 09/01/41		29	28,812
4.50%, 09/15/42		9	7,795
Time Warner, Inc.:
2.10%, 06/01/19		143	141,714
3.60%, 07/15/25		64	62,277
4.85%, 07/15/45		47	48,033
Viacom, Inc.:
2.75%, 12/15/19		31	30,719
5.85%, 09/01/43		70	75,467

			1,792,314

Metals & Mining — 0.1%
Barrick Gold Corp., 5.25%, 04/01/42		59	64,273
BHP Billiton Finance USA Ltd., 5.00%, 09/30/43		58	67,001
Glencore Funding LLC, 4.00%, 03/27/27(b)		173	167,008
Newmont Mining Corp.:
3.50%, 03/15/22		120	120,173
4.88%, 03/15/42		69	72,334
Nucor Corp., 5.20%, 08/01/43		21	24,238
Rio Tinto Finance USA plc, 4.13%, 08/21/42		70	71,484
Steel Dynamics, Inc., 5.13%, 10/01/21		38	38,616

			625,127

Multi-Utilities — 0.0%
Dominion Energy, Inc., 2.58%, 07/01/20		105	103,674
NiSource, Inc., 3.49%, 05/15/27		80	77,315

			180,989

Oil, Gas & Consumable Fuels — 0.8%
Andeavor Logistics LP, 5.50%, 10/15/19		90	92,619
Apache Corp.:
2.63%, 01/15/23		74	70,670
4.25%, 01/15/44		225	206,341
BP Capital Markets plc:
2.32%, 02/13/20		435	430,257
3.22%, 04/14/24		190	187,498

9

Schedule of Investments (continued) March 31, 2018	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Cenovus Energy, Inc., 4.25%, 04/15/27	USD	105	$102,348
Concho Resources, Inc.:
3.75%, 10/01/27		245	239,559
4.88%, 10/01/47		30	31,841
Devon Energy Corp., 4.00%, 07/15/21		40	40,730
Enbridge, Inc.:
2.90%, 07/15/22		90	87,314
3.70%, 07/15/27		70	67,100
Enterprise Products Operating LLC:
5.10%, 02/15/45		23	25,007
4.90%, 05/15/46		67	71,160
EOG Resources, Inc.:
4.15%, 01/15/26		52	53,721
3.90%, 04/01/35		10	9,811
Exxon Mobil Corp.:
1.82%, 03/15/19		84	83,511
4.11%, 03/01/46		65	68,290
Hess Corp., 5.80%, 04/01/47		165	173,441
Kinder Morgan Energy Partners LP:
4.30%, 05/01/24		118	118,822
4.25%, 09/01/24		162	162,862
Kinder Morgan, Inc., 5.05%, 02/15/46		210	205,489
Marathon Petroleum Corp., 5.85%, 12/15/45		50	55,052
MPLX LP, 5.20%, 03/01/47		35	36,575
Petrobras Global Finance BV:
8.38%, 05/23/21		20	22,770
6.13%, 01/17/22		434	463,078
5.30%, 01/27/25(b)		12	11,850
7.38%, 01/17/27		14	15,169
6.00%, 01/27/28(b)		12	11,880
6.85%, 06/05/2115		30	28,350
Resolute Energy Corp., 8.50%, 05/01/20		90	89,775
Spectra Energy Partners LP, 4.50%, 03/15/45		89	86,366
Sunoco Logistics Partners Operations LP, 5.40%, 10/01/47		110	104,793
Tecpetrol SA, 4.88%, 12/12/22(b)		25	24,344
TransCanada PipeLines Ltd., 2.50%, 08/01/22		70	68,120
Valero Energy Corp., 3.65%, 03/15/25		125	124,407
Williams Partners LP, 4.00%, 09/15/25		125	122,989

			3,793,909
Paper & Forest Products — 0.0%
Georgia-Pacific LLC, 7.38%, 12/01/25		37	45,787

Pharmaceuticals — 0.2%
Allergan Funding SCS:
3.00%, 03/12/20		305	303,428
3.80%, 03/15/25		204	200,406
Merck & Co., Inc., 3.60%, 09/15/42		65	63,473
Pfizer, Inc., 4.00%, 12/15/36		200	207,393

			774,700
Road & Rail — 0.1%
Burlington Northern Santa Fe LLC:
4.15%, 04/01/45		16	16,332
4.70%, 09/01/45		11	12,211
4.13%, 06/15/47		73	75,153
CSX Corp., 4.25%, 11/01/66		43	39,030
Norfolk Southern Corp., 4.05%, 08/15/52(b)		41	39,566

Security	Par (000)		Value
Road & Rail (continued)
Penske Truck Leasing Co. LP, 3.40%, 11/15/26(b)	USD	139	$132,460
Union Pacific Corp.:
3.38%, 02/01/35		34	32,034
3.60%, 09/15/37		80	77,027
3.88%, 02/01/55		37	35,057

			458,870
Semiconductors & Semiconductor Equipment — 0.3%
Analog Devices, Inc.:
3.90%, 12/15/25		19	19,191
3.50%, 12/05/26		154	150,102
5.30%, 12/15/45		13	14,690
Applied Materials, Inc.:
3.30%, 04/01/27		112	110,051
4.35%, 04/01/47		39	41,478
Broadcom Corp.:
2.38%, 01/15/20		545	537,396
3.00%, 01/15/22		383	375,817
3.63%, 01/15/24		126	123,950
Lam Research Corp.:
2.75%, 03/15/20		60	59,747
2.80%, 06/15/21		80	78,945
QUALCOMM, Inc.:
2.60%, 01/30/23		125	119,889
4.80%, 05/20/45		41	42,742
Xilinx, Inc., 2.95%, 06/01/24		35	33,583

			1,707,581
Software — 0.3%
Autodesk, Inc., 3.50%, 06/15/27		160	152,736
Microsoft Corp.:
3.50%, 02/12/35		69	68,151
3.45%, 08/08/36		210	204,823
4.25%, 02/06/47		210	225,942
Oracle Corp.:
3.25%, 05/15/30		66	63,407
3.90%, 05/15/35		77	76,990
4.00%, 07/15/46		74	72,924
VMware, Inc., 2.30%, 08/21/20		464	451,315

			1,316,288
Specialty Retail — 0.0%
Home Depot, Inc. (The), 5.88%, 12/16/36		45	57,829
Lowe’s Cos., Inc., 4.38%, 09/15/45		60	62,250

			120,079
Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc.:
3.00%, 02/09/24		138	136,443
2.85%, 05/11/24		385	375,293
3.45%, 02/09/45		29	26,761
4.65%, 02/23/46		178	196,013
Dell International LLC, 8.35%, 07/15/46(b)		14	17,783
Hewlett Packard Enterprise Co.:
2.85%, 10/05/18		205	205,211
2.10%, 10/04/19(b)		190	187,496
3.60%, 10/15/20		101	101,934
HP, Inc., 3.75%, 12/01/20		21	21,321
Seagate HDD Cayman, 5.75%, 12/01/34		3	2,868

10

Schedule of Investments (continued) March 31, 2018	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Technology Hardware, Storage & Peripherals (continued)
Xerox Corp., 3.63%, 03/15/23	USD	27	$26,365

			1,297,488
Thrifts & Mortgage Finance — 0.0%
Washington Mutual Bank, 0.00%, 11/06/09(d)(f)(i)		100	—

Tobacco — 0.1%
BAT Capital Corp.(b):
2.30%, 08/14/20		105	102,947
4.39%, 08/15/37		135	134,136
Reynolds American, Inc.:
2.30%, 06/12/18		70	69,965
3.25%, 06/12/20		30	30,003
4.45%, 06/12/25		240	246,881

			583,932
Trading Companies & Distributors — 0.1%
Air Lease Corp., 2.63%, 07/01/22		160	154,495
Aviation Capital Group LLC, 2.88%, 09/17/18(b)		155	154,939
GATX Corp.:
2.60%, 03/30/20		67	66,390
3.85%, 03/30/27		23	22,582

			398,406
Wireless Telecommunication Services — 0.1%
Rogers Communications, Inc., 5.00%, 03/15/44		10	10,962
Sprint Spectrum Co. LLC(b):
3.36%, 09/20/21		246	244,338
4.74%, 03/20/25		415	416,556

			671,856

Total Corporate Bonds — 9.0% (Cost: $46,347,176)			45,586,301

Foreign Agency Obligations — 0.1%
Argentina — 0.1%
YPF SA:
8.88%, 12/19/18(b)		33	34,237
8.50%, 03/23/21(b)		32	34,947
8.75%, 04/04/24(b)		55	61,298
8.75%, 04/04/24		64	71,328
6.95%, 07/21/27(b)		27	27,111

			228,921
Mexico — 0.0%
Petroleos Mexicanos:
6.50%, 03/13/27		134	143,112
5.35%, 02/12/28(b)		67	66,089

			209,201

Total Foreign Agency Obligations — 0.1% (Cost: $430,944)			438,122

Security	Par (000)		Value
Foreign Government Obligations — 1.5%
Argentina — 0.2%
Republic of Argentina:
21.20%, 09/19/18	ARS	1,004	$49,054
8.00%, 10/08/20	USD	77	83,752
5.63%, 01/26/22		94	95,363
8.75%, 05/07/24		176	197,349
5.88%, 01/11/28		218	205,029
2.50%, 12/31/38(c)		101	66,881
7.13%, 06/28/2117		38	35,017

			732,445
Colombia — 0.1%
Republic of Colombia, 3.88%, 04/25/27		340	335,580

Egypt — 0.0%
Arab Republic of Egypt, 5.75%, 04/29/20		100	102,427

France — 0.1%
Republic of France, 0.00%, 02/25/20(k)	EUR	440	546,573

Germany — 0.1%
Federal Republic of Germany, 0.00%, 12/13/19		440	547,333

Hungary — 0.0%
Republic of Hungary, 5.38%, 03/25/24	USD	140	152,544

Indonesia — 0.1%
Republic of Indonesia:
5.63%, 05/15/23	IDR	1,198,000	85,711
8.38%, 03/15/24		1,610,000	127,764
8.38%, 09/15/26		507,000	40,647
7.00%, 05/15/27		627,000	46,294
6.13%, 05/15/28		1,717,000	120,037

			420,453
Japan — 0.1%
Japan Government Two Year Bond, 0.10%, 03/15/20	JPY	58,250	550,004

Lebanon — 0.1%
Republic of Lebanon:
6.10%, 10/04/22	USD	89	87,404
6.65%, 04/22/24		30	29,706
6.25%, 11/04/24		50	48,125
6.85%, 03/23/27		92	88,914

			254,149
Mexico — 0.2%
United Mexican States:
4.75%, 06/14/18	MXN	3,600	196,644
4.15%, 03/28/27	USD	832	841,152

			1,037,796

11

Schedule of Investments (continued) March 31, 2018	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Panama — 0.0%
Republic of Panama, 3.75%, 03/16/25	USD	200	$201,300

Peru — 0.0%
Republic of Peru, 7.35%, 07/21/25		150	186,000

Philippines — 0.1%
Republic of the Philippines, 5.50%, 03/30/26		200	226,876

Russia — 0.2%
Russian Federation:
6.40%, 05/27/20	RUB	11,925	208,889
7.60%, 04/14/21		3,742	67,533
7.50%, 08/18/21		8,928	160,989
7.40%, 12/07/22		1,502	27,260
6.50%, 02/28/24		2,189	37,924
7.75%, 09/16/26		3,178	58,636
8.15%, 02/03/27		9,361	177,293
5.25%, 06/23/47	USD	200	199,760

			938,284
South Africa — 0.1%
Republic of South Africa:
5.50%, 03/09/20		219	227,081
8.88%, 02/28/35	ZAR	1,108	94,906
6.25%, 03/31/36		2,192	144,039
8.50%, 01/31/37		1,104	90,710
6.50%, 02/28/41		899	58,649
8.75%, 02/28/48		630	52,608

			667,993
Turkey — 0.1%
Republic of Turkey:
11.00%, 03/02/22	TRY	159	37,399
6.25%, 09/26/22	USD	348	368,600

			405,999
Uruguay — 0.0%
Oriental Republic of Uruguay, 4.38%, 10/27/27		140	144,102

Total Foreign Government Obligations — 1.5% (Cost: $7,512,284)			7,449,858

Investment Companies — 0.4%(u)
iShares Edge MSCI Multifactor USA ETF		12,018	378,567

iShares iBoxx $ High Yield Corporate Bond ETF		19,000	1,627,160

Total Investment Companies — 0.4% (Cost: $2,017,711)			2,005,727

Security	Par (000)		Value
Municipal Bonds — 1.6%
Alamo Community College District;
Series 2017, GO, 5.00%, 08/15/34	USD	20	$23,477
Series 2017, GO, 5.00%, 08/15/35		20	23,405
Series 2017, GO, 5.00%, 08/15/36		20	23,351
Series 2017, GO, 5.00%, 08/15/37		20	23,298
Series 2017, GO, 5.00%, 08/15/38		20	23,262
American Municipal Power, Inc. (Combined Hyroelectric Project), Series 2009B, RB, 6.45%, 02/15/44		15	20,407
Arizona Health Facilities Authority (Banner Health), Series 2007B, RB, VRDN, 1.95%, 01/01/37(a)		40	36,901
Bay Area Toll Authority;
Series 2010S-1, RB, 6.92%, 04/01/40		80	111,461
Series 2010S-1, RB, 7.04%, 04/01/50		95	141,747
Buckeye Tobacco Settlement Financing Authority, Series 2007A-2, RB, 5.88%, 06/01/47		90	88,620
California Health Facilities Financing Authority (Cedars-Sinai Medical Center);
Series 2016A, RB, 5.00%, 08/15/33		20	23,277
Series 2017A, RB, 5.00%, 08/15/47		20	22,209
California State Public Works Board (Various Capital Projects), Series 2009G, Sub-series G-2, RB, 8.36%, 10/01/34		40	59,401
Central Texas Regional Mobility Authority;
Series 2015A, RB, 5.00%, 01/01/45		20	21,931
Series 2016, RB, 5.00%, 01/01/46		20	21,891
Chesapeake Bay Bridge & Tunnel District (Parallel Thimble Shoal Tunnel Project);
Series 2016, RB, 5.00%, 07/01/41		20	22,390
Series 2016, RB, 5.00%, 07/01/51		10	11,058
City & County of Denver Airport System;
Series 2017A, RB, 5.00%, 11/15/28		15	17,572
Series 2017A, RB, 5.00%, 11/15/29		15	17,476
Series 2017A, RB, 5.00%, 11/15/30		15	17,395
City of Aurora, Series 2016, RB, 5.00%, 08/01/46		20	22,691
City of Austin Water & Wastewater System, Series 2014, RB, 5.00%, 11/15/43		20	22,161
City of Houston Combined Utility System, Series 2016B, RB, 5.00%, 11/15/35		20	23,033
City of Riverside, Series 2010A, RB, 7.61%, 10/01/40		25	36,854
Clark County School District;
Series 2015C, GO, 5.00%, 06/15/26		5	5,761
Series 2015C, GO, 5.00%, 06/15/27		15	17,215
Series 2015C, GO, 5.00%, 06/15/28		20	22,849
Colorado Health Facilities Authority (Catholic Health Initiatives), Series 2011A, RB, 5.25%, 02/01/31		10	10,566

12

Schedule of Investments (continued) March 31, 2018	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Municipal Bonds (continued)
Commonwealth Financing Authority;
Series 2018A, RB, 3.86%, 06/01/38	USD	30	$30,143
Series 2016A, RB, 4.14%, 06/01/38		30	31,125
Commonwealth of Massachusetts, Series 2017F, GO, 5.00%, 11/01/42		30	34,745
Commonwealth of Puerto Rico, Series 2014A, GO, 8.00%, 07/01/35(i)		235	99,875
Connecticut State Health & Educational Facilities Authority (Hartford Healthcare Corp.);
Series 2015F, RB, 5.00%, 07/01/45		30	32,161
Series 2015L, RB, 5.00%, 07/01/45		40	43,781
Contra Costa Community College District, Series 2010B, GO, 6.50%, 08/01/34		25	31,583
County of Anne Arundel, Series 2018, GO, 5.00%, 10/01/47		20	23,266
County of Clark Department of Aviation, Series 2017C, RB, 5.00%, 07/01/21		30	32,684
County of Miami-Dade;
Series 2016B, RB, 2.50%, 10/01/24		50	47,622
Series 2017D, RB, 3.35%, 10/01/29		10	9,579
Series 2017D, RB, 3.45%, 10/01/30		15	14,737
Series 2017D, RB, 3.50%, 10/01/31		15	14,768
Series 2016A, GO, 5.00%, 07/01/35		20	22,902
Series 2015A, RB, 5.00%, 10/01/38		45	49,634
Series 2017B, RB, 5.00%, 10/01/40		20	22,389
Dallas Area Rapid Transit;
Series 2016A, RB, 5.00%, 12/01/41		30	33,794
Series 2016A, RB, 5.00%, 12/01/46		40	44,914
District of Columbia;
Series 2009E, RB, 5.59%, 12/01/34		35	42,007
Series 2017D, GO, 5.00%, 06/01/42		25	28,848
Dutchess County Local Development Corp. (Health Quest Systems, Inc. Project), Series 2016B, RB, 5.00%, 07/01/46		50	55,366
Golden State Tobacco Securitization Corp., Series 2007A-1, RB, 5.13%, 06/01/47		75	75,000
Grant County Public Utility District No. 2 (The Priest Rapids Project), Series 2015M, RB, 4.58%, 01/01/40		15	15,827
Great Lakes Water Authority Michigan Water Supply System, Series 2016C, RB, 5.25%, 07/01/33		5	5,856
Health & Educational Facilities Authority of the State of Missouri (Saint Luke’s Health System, Inc.);
Series 2016, RB, 5.00%, 11/15/29		15	17,147
Series 2017A, RB, 3.65%, 08/15/57		60	58,019
Kentucky Economic Development Finance Authority (Owensboro Health, Inc.), Series 2015A, RB, 5.25%, 06/01/50		10	10,745
Lexington County Health Services District, Inc., Series 2016, RB, 5.00%, 11/01/41		20	22,095
Los Angeles Community College District, Series 2010E, GO, 6.60%, 08/01/42		95	135,753
Los Angeles County Metropolitan Transportation Authority, Series 2017A, RB, 5.00%, 07/01/42		40	46,520
Los Angeles Department of Water & Power System, Series 2010A, RB, 6.60%, 07/01/50		30	44,622
Los Angeles Unified School District, Series 2010I, GO, 6.76%, 07/01/34		60	80,261

Security	Par (000)		Value
Municipal Bonds (continued)
Massachusetts Bay Transportation Authority;
Series 2017A, Sub-Series A-1, RB, 5.00%, 07/01/39	USD	10	$11,543
Series 2017A, Sub-Series A-1, RB, 5.00%, 07/01/40		10	11,517
Series 2017A, Sub-Series A-1, RB, 5.00%, 07/01/41		20	23,016
Series 2017A, Sub-Series A-1, RB, 5.00%, 07/01/42		20	22,998
Series 2017A, Sub-Series A-2, RB, 5.00%, 07/01/43		10	11,491
Massachusetts Development Finance Agency (Partners Healthcare System Issue), Series 2016Q, RB, 5.00%, 07/01/47		20	22,237
Mesquite Independent School District, Series 2017B, GO, 5.00%, 08/15/42		20	22,828
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Vanderbilt University Medical Center), Series 2016A, RB, 5.00%, 07/01/46		30	33,152
Metropolitan St. Louis Sewer District, Series 2017A, RB, 5.00%, 05/01/42		20	23,209
Metropolitan Transportation Authority;
Series 2010C-1, RB, 6.69%, 11/15/40		30	40,590
Series 2017A, RB, 5.00%, 11/15/42		30	34,419
Series 2017A, Sub-Series A-1, RB, 5.25%, 11/15/57		40	46,028
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement Project);
Series 2016A, RB, 5.00%, 10/01/32		40	45,318
Series 2009D, RB, 7.46%, 10/01/46		30	44,446
Miami-Dade County Educational Facilities Authority (University of Miami Issue);
Series 2018A, RB, 5.00%, 04/01/48		20	22,404
Series 2015B, RB, 5.07%, 04/01/50		30	33,758
Michigan Finance Authority (Henry Ford Health System);
Series 2016, RB, 5.00%, 11/15/41		20	22,105
Series 2017A-MI, RB, 5.00%, 12/01/47		80	86,474
Mississippi Hospital Equipment & Facilities Authority (Baptist Memorial Health Corp.), Series 2016A, RB, 5.00%, 09/01/46		30	32,190
Municipal Electric Authority of Georgia (Plant Vogtle Units 3&4 Units Project), Series 2010A, RB, 6.64%, 04/01/57		45	55,899
New Jersey Transportation Trust Fund Authority, Series 2016A, Sub-Series A-1, RB, 5.00%, 06/15/29		20	22,046
New Jersey Turnpike Authority, Series 2009F, RB, 7.41%, 01/01/40		66	97,211
New Orleans Aviation Board (North Terminal Project), Series 2015B, RB, 5.00%, 01/01/40		20	21,812
New York City Municipal Water Finance Authority;
Series 2010AA, RB, 5.75%, 06/15/41		35	45,763
Series 2011EE, RB, 5.38%, 06/15/43		215	233,501
Series 2011EE, RB, 5.50%, 06/15/43		255	277,914
Series 2011CC, RB, 5.88%, 06/15/44		50	66,525
Series 2017DD, RB, 5.00%, 06/15/47		65	74,086

13

Schedule of Investments (continued) March 31, 2018	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Municipal Bonds (continued)
New York City Transitional Finance Authority Building Aid, Series 2015S-2, RB, 5.00%, 07/15/40	USD	20	$22,501
New York City Transitional Finance Authority Future Tax Secured;
Series 2017F, Sub-Series F-2, RB, 3.05%, 05/01/27		70	68,014
Series 2017B, RB, 5.00%, 08/01/31		10	11,640
Series 2016E, Sub-Series E-1, RB, 5.00%, 02/01/35		20	22,816
Series 2017A, Sub-Series A-1, RB, 5.00%, 05/01/36		20	22,850
New York Convention Center Development Corp.;
Series 2015, RB, 5.00%, 11/15/40		20	22,473
Series 2016A, RB, 5.00%, 11/15/46		40	45,416
New York Liberty Development Corp., Series 2005, RB, 5.25%, 10/01/35		10	12,409
New York State Dormitory Authority;
Series 2016D, RB, 5.00%, 02/15/27		10	11,860
Series 2016D, RB, 5.00%, 02/15/28		10	11,802
Series 2016A, RB, 5.00%, 02/15/31		10	11,647
Series 2015B, RB, 5.00%, 03/15/32		30	34,716
Series 2017B, RB, 5.00%, 02/15/36		30	34,734
Series 2017B, RB, 5.00%, 02/15/37		30	34,655
Series 2017B, RB, 5.00%, 02/15/38		20	23,103
Series 2017B, RB, 5.00%, 02/15/39		20	23,033
Series 2017B, RB, 5.00%, 02/15/40		40	46,066
Series 2010H, RB, 5.39%, 03/15/40		50	60,277
Series 2017B, RB, 5.00%, 02/15/41		30	34,523
Series 2018A, RB, 5.00%, 03/15/41		20	23,306
Series 2017B, RB, 5.00%, 02/15/42		40	45,996
Series 2018A, RB, 5.00%, 03/15/42		20	23,269
Series 2017B, RB, 5.00%, 02/15/43		20	22,945
Series 2018A, RB, 5.00%, 03/15/43		20	23,250
New York State Urban Development Corp.;
Series 2017B, RB, 2.86%, 03/15/24		80	79,208
Series 2017B, RB, 3.12%, 03/15/25		40	39,837
Series 2017D, RB, 3.32%, 03/15/29		55	54,430
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment Project);
Series 2016A, RB, 5.00%, 07/01/46		20	21,657
Series 2016A, RB, 5.25%, 01/01/50		110	120,385
Orange County Local Transportation Authority, Series 2010A, RB, 6.91%, 02/15/41		75	102,587
Oregon School Boards Association;
Series 2002B, GO, 5.49%, 06/30/23		105	117,350
Series 2005A, GO, 4.76%, 06/30/28		80	87,452
Pennsylvania Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement Project (The)), Series 2015, RB, 5.00%, 12/31/38		25	26,994
Permanent University Fund, Series 2017A, RB, 3.38%, 07/01/47		55	52,331
Port Authority of New York & New Jersey;
Series 207, RB, 5.00%, 09/15/25		30	34,497
Series 181, RB, 4.96%, 08/01/46		15	17,906
Series 180-1, RB, 5.00%, 11/15/47		10	11,242
Series 174, RB, 4.46%, 10/01/62		60	65,658
Series 192, RB, 4.81%, 10/15/65		30	35,334

Security	Par (000)		Value
Municipal Bonds (continued)
Public Power Generation Agency, Series 2016A, RB, 5.00%, 01/01/35	USD	20	$22,574
Royal Oak Hospital Finance Authority (William Beaumont Hospital Obligated Group), Series 2014D, RB, 5.00%, 09/01/39		20	21,756
Salt Lake City Corp.;
Series 2017A, RB, 5.00%, 07/01/47		35	38,939
Series 2017B, RB, 5.00%, 07/01/47		25	28,425
Salt River Project Agricultural Improvement & Power District (Arizona Salt River Project), Series 2015A, RB, 5.00%, 12/01/36		20	22,656
San Antonio Electric & Gas;
Series 2010A, RB, 5.81%, 02/01/41		45	57,788
Series 2013, RB, 5.00%, 02/01/48(j)		25	27,149
San Diego Public Facilities Financing Authority, Series 2016A, RB, 5.00%, 05/15/39		25	28,889
San Diego Unified School District, Series 2017I, GO, 5.00%, 07/01/41		30	35,075
San Francisco City & County Airport Comm-San Francisco International Airport;
Series 2016B, RB, 5.00%, 05/01/41		30	33,590
Series 2017A, RB, 5.00%, 05/01/47		20	22,531
San Jose Redevelopment Agency Successor Agency, Series 2017A-T, 2.96%, 08/01/24		50	49,550
South Carolina Public Service Authority;
Series 2016D, RB, 2.39%, 12/01/23		51	48,175
Series 2014A, RB, 5.00%, 12/01/49		30	31,943
Series 2015A, RB, 5.00%, 12/01/50		30	32,198
State Board of Administration Finance Corp., Series 2013A, RB, 3.00%, 07/01/20(j)		55	55,311
State of California;
Series 2017, GO, 2.25%, 10/01/23		100	96,857
Series 2009, GO, 7.50%, 04/01/34		60	86,544
Series 2009, GO, 7.55%, 04/01/39		30	45,681
Series 2009, GO, 7.30%, 10/01/39		15	21,875
Series 2009, GO, 7.35%, 11/01/39		30	43,857
Series 2010, GO, 7.60%, 11/01/40		60	92,816
State of Connecticut, Series 2017A, GO, 3.31%, 01/15/26		115	111,053
State of Illinois, Series 2003, GO, 5.10%, 06/01/33		70	65,613
State of Kansas Department of Transportation, Series 2015B, RB, 5.00%, 09/01/35		10	11,449
State of Ohio;
Series 2017A, GO, 5.00%, 05/01/30		20	23,098
Series 2017A, GO, 5.00%, 03/15/32		40	45,236
Series 2017A, GO, 5.00%, 05/01/32		20	22,959
Series 2017A, GO, 5.00%, 05/01/34		20	22,848
Series 2017A, GO, 5.00%, 05/01/35		20	22,793
Series 2017A, GO, 5.00%, 05/01/36		40	45,504
Series 2017A, GO, 5.00%, 05/01/37		30	34,066
State of Washington;
Series R-2015C, GO, 5.00%, 07/01/30		60	68,375
Series R-2017A, GO, 5.00%, 08/01/30		20	23,409
Series 2018B, GO, 5.00%, 08/01/40		20	23,127
Series 2016A-1, GO, 5.00%, 08/01/40		40	45,226
Series 2017D, GO, 5.00%, 02/01/41		30	34,446
Series 2018B, GO, 5.00%, 08/01/41		20	23,109
Series 2018B, GO, 5.00%, 08/01/42		20	23,092

14

Schedule of Investments (continued) March 31, 2018	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Municipal Bonds (continued)
State of Wisconsin;
Series 2017C, RB, 3.15%, 05/01/27	USD	50	$49,215
Series 2017B, GO, 5.00%, 05/01/32		10	11,521
Series 2017B, GO, 5.00%, 05/01/33		10	11,473
Series 2017-3, GO, 5.00%, 11/01/33		20	23,575
Series 2017B, GO, 5.00%, 05/01/34		20	22,876
Series 2017B, GO, 5.00%, 05/01/36		20	22,724
Series 2017B, GO, 5.00%, 05/01/38		20	22,697
Texas A&M University;
Series 2017B, RB, 2.76%, 05/15/26		75	73,207
Series 2017B, RB, 2.84%, 05/15/27		30	29,290
Texas Municipal Gas Acquisition & Supply Corp., Series 2008D, RB, 6.25%, 12/15/26		10	11,709
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC Share 288 Toll Lanes Project), Series 2016, RB, 5.00%, 12/31/55		25	27,012
Tobacco Settlement Finance Authority, Series 2007A, RB, 7.47%, 06/01/47		55	54,464
Tobacco Settlement Financing Corp., Series 20071A, RB, 5.00%, 06/01/41		60	59,930
TSASC, Inc., Series 2017A, RB, 5.00%, 06/01/41		20	21,632
University of California;
Series 2017, RB, 3.06%, 07/01/25		25	24,848
Series 2013AJ, RB, 4.60%, 05/15/31		30	33,130
Series 2009F, RB, 6.58%, 05/15/49		75	102,515
Series 2012AD, RB, 4.86%, 05/15/2112		50	54,216
University of Houston;
Series 2017A, RB, 5.00%, 02/15/33		20	22,859
Series 2017A, RB, 5.00%, 02/15/34		20	22,799
Series 2017A, RB, 5.00%, 02/15/35		40	45,477
Series 2017A, RB, 5.00%, 02/15/36		50	56,735
Virginia Small Business Financing Authority (Transform 66 P3 Project), Series 2017, RB, 5.00%, 12/31/56		30	32,441
Weld County School District No. 4, Series 2016, GO, 5.25%, 12/01/41		20	23,409
West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group);
Series 2016A, RB, 5.00%, 06/01/19		20	20,748
Series 2016A, RB, 5.00%, 06/01/20		20	21,245
Series 2016A, RB, 5.00%, 06/01/21		20	21,700
Series 2016A, RB, 5.00%, 06/01/22		20	22,089
Series 2016A, RB, 5.00%, 06/01/23		20	22,375
Series 2016A, RB, 5.00%, 06/01/24		20	22,691
Wisconsin Health & Educational Facilities Authority (Thedacare, Inc.), Series 2015, RB, 5.00%, 12/15/44		10	10,777

Total Municipal Bonds — 1.6% (Cost: $7,739,303)			7,805,037

Security	Par (000)		Value
Non-Agency Mortgage-Backed Securities — 2.6%
Collateralized Mortgage Obligations — 1.1%
Ajax Mortgage Loan Trust, Series 2016-A, Class A, 4.25%, 08/25/64(b)(c)	USD	79	$79,347
Alternative Loan Trust:
Series 2005-22T1, Class A1, 2.22%, 06/25/35(a)		71	63,834
Series 2005-72, Class A3, 2.17%, 01/25/36(a)		29	23,821
Series 2006-11CB, Class 3A1, 6.50%, 05/25/36		30	23,177
Series 2006-OA21, Class A1, 2.01%, 03/20/47(a)		1,091	923,698
Series 2006-OA9, Class 2A1B, 2.02%, 07/20/46(a)		161	118,000
Series 2006-OC10, Class 2A3, 2.10%, 11/25/36(a)		25	19,457
Series 2007-OA3, Class 1A1, 2.01%, 04/25/47(a)		45	39,115
Series 2007-OA3, Class 2A2, 2.05%, 04/25/47(a)		89	5,338
Series 2007-OA8, Class 2A1, 2.05%, 06/25/47(a)		32	25,421
Series 2007-OH2, Class A2A, 2.11%, 08/25/47(a)		19	14,205
American Home Mortgage Assets Trust, Series 2006-3, Class 2A11, 2.22%, 10/25/46(a)		77	67,412
Angel Oak Mortgage Trust I LLC, Series 2016-1, Class A1, 3.50%, 07/25/46(b)(c)		43	43,168
Angel Oak Mortgage Trust LLC, Series 2015-1, Class A, 4.50%, 11/25/45(b)(c)		7	6,613
APS Resecuritization Trust(a)(b):
Series 2016-1, Class 1MZ, 4.67%, 07/31/57		114	32,709
Series 2016-3, Class 3A, 4.72%, 09/27/46(d)		134	134,968
Series 2016-3, Class 4A, 4.47%, 04/27/47(d)		70	70,632
Banc of America Funding Trust(a)(b)(d):
Series 2014-R2, Class 1C, 0.00%, 11/26/36		66	13,194
Series 2016-R2, Class 1A1, 4.70%, 05/01/33		173	176,805
Bear Stearns Mortgage Funding Trust, Series 2006-SL1, Class A1, 2.15%, 08/25/36(a)		69	68,926
Chase Mortgage Finance Trust, Series 2007-S6, Class 1A1, 6.00%, 12/25/37		438	362,359
CHL Mortgage Pass-Through Trust:
Series 2006-OA4, Class A1, 2.24%, 04/25/46(a)		69	35,946
Series 2007-15, Class 2A2, 6.50%, 09/25/37		117	89,584

15

Schedule of Investments (continued) March 31, 2018	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Non-Agency Mortgage-Backed Securities (continued)
Collateralized Mortgage Obligations (continued)
CIM Trust, Series 2017-6, Class A1, 3.02%, 06/25/57(a)(b)	USD	374	$366,645
Citicorp Mortgage Securities Trust, Series 2008-2, Class 1A1, 6.50%, 06/25/38		57	50,003
COLT LLC, Series 2015-1, Class A1V, 4.87%, 12/26/45(a)(b)		8	7,678
Credit Suisse Mortgage Capital Certificates, Series 2009-12R, Class 3A1, 6.50%, 10/27/37(b)		110	70,757
CSFB Mortgage-Backed Pass-Through Certificates, Series 2005-10, Class 10A1, 3.22%, 11/25/35(a)		23	9,190
Deephaven Residential Mortgage Trust, Series 2016-1A, Class A1, 4.00%, 07/25/46(b)		79	78,998
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA4, Class A2A, 2.04%, 08/25/47(a)		202	136,529
Deutsche Alt-A Securities, Inc., Series 2007-RS1, Class A2, 2.38%, 01/27/37(a)(b)(d)		10	9,181
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes(a):
Series 2017-DNA1, Class M2, 5.12%, 07/25/29		250	269,769
Series 2017-DNA2, Class M2, 5.32%, 10/25/29		250	271,895
Series 2017-DNA3, Class M2, 4.37%, 03/25/30		250	256,261
Federal National Mortgage Association(a):
Series 2017-C01, Class 1B1, 7.62%, 07/25/29		30	35,034
Series 2017-C01, Class 1M2, 5.42%, 07/25/29		58	63,249
Series 2017-C05, Class 1B1, 5.47%, 01/25/30		160	160,200
Series 2017-C05, Class 1M2, 4.07%, 01/25/30		51	51,244
Series 2017-C07, Class 1B1, 5.87%, 05/25/30		50	51,322
GreenPoint Mortgage Funding Trust, Series 2006-AR2, Class 4A1, 3.28%, 03/25/36(a)		11	10,090
GSMPS Mortgage Loan Trust(a)(b):
Series 2005-RP2, Class 1AF, 2.22%, 03/25/35		42	39,519
Series 2006-RP1, Class 1AF1, 2.22%, 01/25/36		31	26,604
Impac Secured Assets Corp., Series 2004-3, Class 1A4, 2.67%, 11/25/34(a)		12	11,872
IndyMac IMJA Mortgage Loan Trust, Series 2007-A2, Class 3A1, 7.00%, 10/25/37		64	44,948
IndyMac INDX Mortgage Loan Trust, Series 2007-AR19, Class 3A1, 3.39%, 09/25/37(a)		40	28,364
JPMorgan Alternative Loan Trust, Series 2007-A1, Class 1A4, 2.08%, 03/25/37(a)		64	58,112
JPMorgan Mortgage Trust(a)(b):
Series 2017-2, Class A6, 3.00%, 05/25/47		130	127,676
Series 2017-3, Class 1A6, 3.00%, 08/25/47		342	339,949

Security	Par (000)		Value
Non-Agency Mortgage-Backed Securities (continued)
Collateralized Mortgage Obligations (continued)
LSTAR Securities Investment Ltd., Series 2018-1, Class A, 3.21%, 02/01/23(a)(b)(d)	USD	246	$245,375
Morgan Stanley Resecuritization Trust, Series 2014-R8, Class 3B1, 1.95%, 06/26/47(a)(b)(d)		82	79,043
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2007-2, Class A4, 2.29%, 04/25/47(a)		9	7,227
Nomura Resecuritization Trust, Series 2014-3R, Class 3A9, 1.57%, 11/26/35(a)(b)		99	90,685
RALI Trust, Series 2007-QH6, Class A1, 2.06%, 07/25/37(a)		44	41,830
2017-3, Class M2, 4.75%, 07/25/56(a)(b)		30	29,594
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-3, Class 4A, 3.59%, 04/25/36(a)		18	16,265
Structured Asset Mortgage Investments II Trust, Series 2006-AR4, Class 3A1, 2.06%, 06/25/36(a)(d)		23	19,677
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-RF4, Class 2A1, 6.00%, 10/25/36(b)		33	28,369
Washington Mutual Mortgage Pass-Through Certificates Trust:
Series 2006-4, Class 1A1, 6.00%, 04/25/36		92	83,989
Series 2006-4, Class 3A5, 6.35%, 05/25/36(c)		94	81,166
Series 2006-8, Class A4, 4.52%, 10/25/36(c)		30	18,709

			5,754,747
Commercial Mortgage-Backed Securities — 1.4%
245 Park Avenue Trust, Series 2017-245P, Class E, 3.66%, 06/05/37(a)(b)		250	227,835
280 Park Avenue Mortgage Trust, Series 2017-280P, Class E, 3.90%, 09/15/34(a)(b)		200	200,003
AREIT Trust, Series 2018-CRE1, Class A, 2.63%, 02/15/35(a)(b)(d)		200	200,060
BAMLL Commercial Mortgage Securities Trust, Series 2013-DSNY, Class A, 2.83%, 09/15/26(a)(b)		100	100,031
Banc of America Commercial Mortgage Trust, Series 2007-1, Class AMFX, 5.48%, 01/15/49(a)		9	9,270
Bank of America NA, Series 2017-BNK9, Class A4, 3.54%, 11/15/54		10	9,979
Bayview Commercial Asset Trust(a)(b):
Series 2005-4A, Class A1, 2.17%, 01/25/36		33	31,131
Series 2005-4A, Class M1, 2.32%, 01/25/36		25	23,314
Series 2006-1A, Class A2, 2.23%, 04/25/36		16	15,551
Series 2006-3A, Class A1, 2.12%, 10/25/36		24	23,028
Series 2006-3A, Class A2, 2.17%, 10/25/36		24	23,080
Series 2006-4A, Class A1, 2.10%, 12/25/36		300	287,548
Series 2007-1, Class A1, 2.09%, 03/25/37		170	161,936
Series 2007-4A, Class A1, 2.32%, 09/25/37		82	78,250
Series 2007-5A, Class A3, 2.87%, 10/25/37		58	57,912

16

Schedule of Investments (continued) March 31, 2018	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
BBCMS Mortgage Trust, Series 2018-TALL, Class A, 2.50%, 03/15/37(a)(b)	USD	60	$59,667
BBCMS Trust, Series 2015-SRCH, Class A1, 3.31%, 08/10/35(b)		100	99,174
BHMS Mortgage Trust, Series 2014-ATLS, Class AFL, 3.16%, 07/05/33(a)(b)		334	334,535
BWAY Mortgage Trust(b):
Series 2013-1515, Class C, 3.45%, 03/10/33		100	97,686
Series 2013-1515, Class F, 3.93%, 03/10/33(a)		100	95,517
BXP Trust(b):
Series 2017-CC, Class D, 3.55%, 08/13/37(a)(d)		25	23,275
Series 2017-CC, Class E, 3.55%, 08/13/37(a)(d)		40	34,588
Series 2017-GM, Class A, 3.38%, 06/13/39		35	34,624
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class D, 5.49%, 04/10/29(a)(b)		10	9,903
CCUBS Commercial Mortgage Trust, Series 2017-C1, Class A4, 3.54%, 11/15/50		12	11,914
CD Mortgage Trust:
Series 2006-CD3, Class AM, 5.65%, 10/15/48		207	213,564
Series 2017-CD3, Class A4, 3.63%, 02/10/50		10	10,079
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.87%, 01/10/48		10	10,158
CGDBB Commercial Mortgage Trust(a)(b):
Series 2017-BIOC, Class A, 2.57%, 07/15/32		100	100,094
Series 2017-BIOC, Class D, 3.38%, 07/15/32		100	100,094
Series 2017-BIOC, Class E, 3.93%, 07/15/32		100	99,842
Citigroup Commercial Mortgage Trust(a):
Series 2013-GC11, Class D, 4.45%, 04/10/46(b)		190	176,676
Series 2016-C1, Class C, 4.95%, 05/10/49		30	31,334
CLNS Trust, Series 2017-IKPR, Class E, 5.24%, 06/11/32(a)(b)		50	50,250
Commercial Mortgage Trust:
Series 2014-CR16, Class A4, 4.05%, 04/10/47		87	90,262
Series 2014-CR17, Class A5, 3.98%, 05/10/47		43	44,505
Series 2014-CR18, Class A4, 3.55%, 07/15/47		10	10,116
Series 2014-CR19, Class A5, 3.80%, 08/10/47		30	30,766
Series 2014-LC15, Class A4, 4.01%, 04/10/47		20	20,736
Series 2014-PAT, Class A, 2.52%, 08/13/27(a)(b)		100	100,000
Series 2014-TWC, Class B, 3.32%, 02/13/32(a)(b)		100	100,095
Series 2015-CR23, Class C, 4.25%, 05/10/48(a)		10	9,781
Series 2015-CR23, Class CMD, 3.68%, 05/10/48(a)(b)		110	108,539
Series 2015-CR25, Class A4, 3.76%, 08/10/48		40	40,651
Series 2015-CR25, Class C, 4.55%, 08/10/48(a)		60	60,042
Series 2017-COR2, Class D, 3.00%, 09/10/50(b)		100	80,736
Core Industrial Trust, Series 2015-TEXW, Class F, 3.85%, 02/10/34(a)(b)		100	96,687
Credit Suisse Mortgage Capital Certificates, Series 2015-GLPB, Class A, 3.64%, 11/15/34(b)		100	102,099
DBJPM Mortgage Trust, Series 2016-C3, Class D, 3.49%, 09/10/49(a)(b)		43	36,605
DBUBS Mortgage Trust(b):
Series 2017-BRBK, Class A, 3.45%, 10/10/34		40	40,127
Series 2017-BRBK, Class E, 3.53%, 10/10/34(a)(d)		170	158,429
Series 2017-BRBK, Class F, 3.53%, 10/10/34(a)(d)		40	35,792

Security	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class FFX, 3.38%, 12/15/34(a)(b)	USD	30	$29,480
GS Mortgage Securities Corp. II, Series 2013-KING, Class E, 3.44%, 12/10/27(a)(b)		350	343,961
GS Mortgage Securities Corp. Trust(a)(b):
Series 2017-500K, Class D, 3.08%, 07/15/32		10	10,019
Series 2017-500K, Class E, 3.28%, 07/15/32		20	20,050
Series 2017-500K, Class F, 3.58%, 07/15/32		10	10,031
Series 2017-500K, Class G, 4.28%, 07/15/32		10	10,037
GS Mortgage Securities Trust:
Series 2014-GC24, Class A5, 3.93%, 09/10/47		20	20,632
Series 2017-GS7, Class A4, 3.43%, 08/10/50		10	9,836
Series 2017-GS7, Class D, 3.00%, 08/10/50(b)		10	8,239
HMH Trust, Series 2017-NSS, Class A, 3.06%, 07/05/31(b)		100	97,707
IMT Trust, Series 2017-APTS, Class AFX, 3.48%, 06/15/34(b)		100	99,811
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C21, Class A5, 3.77%, 08/15/47		30	30,703
Series 2014-C22, Class A4, 3.80%, 09/15/47		10	10,241
JPMorgan Chase Commercial Mortgage Securities Trust(a)(b):
Series 2014-CBM, Class E, 5.63%, 10/15/29		100	100,000
Series 2015-UES, Class D, 3.62%, 09/05/32		110	109,902
Series 2016-NINE, Class A, 2.85%, 10/06/38		100	95,146
Series 2017-MAUI, Class E, 4.67%, 07/15/34		100	100,440
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-1A, Class 1A, 2.12%, 03/25/37(a)(b)		29	27,201
Lone Star Portfolio Trust(a)(b):
Series 2015-LSP, Class A1A2, 3.58%, 09/15/28		30	30,378
Series 2015-LSP, Class D, 5.78%, 09/15/28		179	180,023
MAD Mortgage Trust, Series 2017-330M, Class E, 3.76%, 08/15/34(a)(b)		100	95,802
Madison Avenue Trust, Series 2013-650M, Class D, 4.03%, 10/12/32(a)(b)		120	120,636
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C16, Class A5, 3.89%, 06/15/47		50	51,462
Series 2015-C26, Class D, 3.06%, 10/15/48(b)		65	52,043
Morgan Stanley Capital I Trust(a):
Series 2006-IQ11, Class C, 6.25%, 10/15/42		100	104,487
Series 2017-CLS, Class F, 4.38%, 11/15/34(b)		84	84,258
Morgan Stanley Capital I, Inc., Series 2017-HR2, Class D, 2.73%, 12/15/50		10	7,902
Resource Capital Corp. Ltd.(a)(b):
Series 2017-CRE5, Class A, 2.59%, 07/15/34		47	47,430
Series 2017-CRE5, Class B, 3.79%, 07/15/34		19	18,966
STRIPs Ltd., Series 2012-1A, Class B, 0.50%, 12/25/44(b)(d)		2	1,761
Velocity Commercial Capital Loan Trust, Series 2016-2, Class AFL, 3.67%, 10/25/46(a)		71	71,731
Waldorf Astoria Boca Raton Trust, Series 2016-BOCA, Class A, 3.13%, 06/15/29(a)(b)		100	100,210
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class C, 3.89%, 02/15/48		27	25,417
Series 2015-C31, Class A4, 3.70%, 11/15/48		30	30,354
Series 2017-C38, Class A5, 3.45%, 07/15/50		20	19,835

17

Schedule of Investments (continued) March 31, 2018	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
Series 2017-HSDB, Class A, 2.60%, 12/13/31(a)(b)	USD	100	$100,157
WFRBS Commercial Mortgage Trust:
Series 2014-C21, Class A5, 3.68%, 08/15/47		30	30,462
Series 2014-C22, Class C, 3.76%, 09/15/57(a)		120	114,473
Worldwide Plaza Trust, Series 2017-WWP, Class E, 3.60%, 11/10/36(a)(b)		200	178,370

			6,807,463
Interest Only Commercial Mortgage-Backed Securities — 0.1%(a)
Banc of America Commercial Mortgage Trust, Series 2017-BNK3, Class XB, 0.63%, 02/15/50		1,000	47,870
BBCMS Trust, Series 2015-SRCH, Class XA, 0.96%, 08/10/35(b)		1,000	69,370
BB-UBS Trust, Series 2012-SHOW, Class XA, 0.60%, 11/05/36(b)		4,250	157,459
CD Mortgage Trust, Series 2017-CD3, Class XA, 1.04%, 02/10/50		298	21,222
CFCRE Commercial Mortgage Trust:
Series 2016-C4, Class XA, 1.75%, 05/10/58		126	12,864
Series 2016-C4, Class XB, 0.73%, 05/10/58		120	6,006
Commercial Mortgage Trust:
Series 2015-3BP, Class XA, 0.06%, 02/10/35(b)		2,522	15,460
Series 2015-CR24, Class XA, 0.81%, 08/10/48		417	19,365
Series 2016-DC2, Class XA, 1.06%, 02/10/49		227	13,660
Core Industrial Trust, Series 2015-TEXW, Class XA, 0.77%, 02/10/34(b)		1,000	26,083
GS Mortgage Securities Trust, Series 2016-GS3, Class XA, 1.27%, 10/10/49		992	77,014
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class XC, 0.75%, 12/15/49(b)		1,800	92,196
LSTAR Commercial Mortgage Trust, Series 2017-5, Class X, 1.23%, 03/10/50(b)		997	47,496
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class XF, 1.19%, 12/15/47(b)		100	5,819
One Market Plaza Trust(b):
Series 2017-1MKT, Class XCP, 0.09%, 02/10/32		1,000	5,310
Series 2017-1MKT, Class XNCP, 0.00%, 02/10/32(d)		200	1,200
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class XA, 0.91%, 02/15/48		940	45,657
Series 2016-C33, Class XA, 1.80%, 03/15/59		393	37,899

			701,950

Security	Par (000)		Value
Principal Only Collateralized Mortgage Obligations — 0.0%
Seasoned Credit Risk Transfer Trust, Series 2017-3, Class B, 0.00%, 07/25/56(k)	USD	40	$3,091

Total Non-Agency Mortgage-Backed Securities — 2.6% (Cost: $13,035,433)			13,267,251

18

Schedule of Investments (continued) March 31, 2018	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security		Beneficial Interest (000)	Value
Other Interests — 0.0%(l)

Capital Markets — 0.0%
Lehman Brothers Holdings, Inc.(d)(f)	USD	870	$—

			—
Total Other Interests — 0.0%			—

Preferred Securities — 0.1%

		Par (000)
Capital Trusts — 0.0%

Capital Markets — 0.0%
Bank of New York Mellon Corp. (The), Series F, 4.62%(a)(h)		92	89,470

Consumer Finance — 0.0%
General Motors Financial Co., Inc., Series A, 5.75%(a)(h)		15	14,737

Media — 0.0%
NBCUniversal Enterprise, Inc., 5.25%(b)(h)		80	83,000

Total Capital Trusts — 0.0% (Cost: $187,000)			187,207

		Shares
Trust Preferreds — 0.1%

Banks — 0.1%
Citigroup Capital XIII, 8.14%, 10/30/40(a)		16,773	456,058
Total Trust Preferreds — 0.1% (Cost: $455,677)			456,058

Total Preferred Securities — 0.1% (Cost: $642,677)			643,265

		Par (000)
U.S. Government Sponsored Agency Securities — 12.5%

Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp.:
Series K058, Class A2, 2.65%, 08/25/26		20	19,217
Series K060, Class A2, 3.30%, 10/25/26		20	20,143
Series K072, Class A2, 3.44%, 12/25/27		10	10,136
Federal Home Loan Mortgage Corp. Variable Rate Notes(a):
Series K059, Class A2, 3.12%, 09/25/26		50	49,702
Series K069, Class A2, 3.19%, 09/25/27		20	19,905
Series K061, Class A2, 3.35%, 11/25/26		20	20,212
Series K034, Class A2, 3.53%, 07/25/23		20	20,563
Series 2018-K73, Class B, 3.85%, 01/25/28(b)		120	116,054
Federal National Mortgage Association ACES Variable Rate Notes, Series 2017-M8, Class A2, 3.06%, 05/25/27		14	13,783
Federal National Mortgage Association Variable Rate Notes, Series 2018-M1, Class A2, 2.99%, 12/25/27		23	22,517

			312,232
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp. Variable Rate Notes(a):

Security		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series K718, Class X1, 0.64%, 01/25/22	USD	190	$3,944
Series KW03, Class X1, 0.85%, 06/25/27		115	6,722
Series KIR1, Class X, 1.08%, 03/25/26		136	9,382
Federal National Mortgage Association ACES Variable Rate Notes, Series 2014-M13, Class X2, 0.13%, 08/25/24		4,710	36,288
Government National Mortgage Association:
Series 2014-52, Class AI, 0.83%, 08/16/41		183	4,157
Series 2014-40, Class AI, 1.00%, 02/16/39		245	5,115
Government National Mortgage Association Variable Rate Notes(a):
Series 2012-120, 0.77%, 02/16/53		871	37,890
Series 2017-100, 0.81%, 05/16/59		129	8,565
Series 2016-26, 0.98%, 02/16/58		236	17,032
Series 2016-87, 1.01%, 08/16/58		185	14,116
Series 2016-110, 1.04%, 05/16/58		118	9,442

			152,653
Mortgage-Backed Securities — 12.4%
Federal Home Loan Mortgage Corp.:
2.50%, 01/01/29 - 09/01/30		406	397,836
2.50%, 04/15/33(m)		626	613,016
3.00%, 01/01/30 - 12/01/46		1,912	1,882,908
3.00%, 04/15/33 - 04/15/48(m)		1,762	1,730,664
3.50%, 04/01/31 - 01/01/48		3,361	3,389,836
3.50%, 04/15/48(m)		683	684,439
4.00%, 08/01/40 - 08/01/47		1,379	1,425,784
4.00%, 04/15/48 - 05/15/48(m)		1,456	1,493,310
4.50%, 02/01/39 - 11/01/47		677	711,837
4.50%, 04/15/48(m)		65	68,055
5.00%, 10/01/41 - 11/01/41		311	335,055
5.50%, 06/01/41		127	139,395
6.00%, 01/01/34		80	89,404
Federal National Mortgage Association:
2.00%, 10/01/31 - 12/01/31		184	175,853
2.50%, 09/01/27 - 03/01/32		1,346	1,321,122
2.50%, 04/25/33(m)		167	163,536
3.00%, 04/01/29 - 03/01/47		7,714	7,628,572
3.00%, 04/25/33 - 04/25/48(m)		498	496,907
3.50%, 04/01/29 - 01/01/48		6,502	6,559,348
3.50%, 04/25/33 - 04/25/48(m)		746	750,625
4.00%, 02/01/25 - 08/01/47		4,632	4,789,458
4.00%, 04/25/48 - 05/25/48(m)		4,686	4,803,765
4.50%, 02/01/25 - 12/01/47		1,556	1,643,011
5.00%, 09/01/35 - 08/01/41		384	414,339
5.00%, 04/25/48(m)		203	216,829
5.50%, 02/01/35 - 04/01/41		767	840,939
6.00%, 12/01/27 - 06/01/41		457	513,011
6.50%, 05/01/40		134	149,948
Government National Mortgage Association:
3.00%, 02/15/45 - 07/20/47		2,022	1,997,094
3.00%, 04/15/48(m)		2,515	2,474,279
3.50%, 12/20/41 - 10/20/46		4,134	4,185,010
3.50%, 04/15/48 - 05/15/48(m)		4,239	4,275,737
4.00%, 04/20/39 - 04/20/42		542	564,750
4.00%, 05/15/48 - 06/15/48(m)		3,610	3,702,577
4.50%, 12/20/39 - 11/20/44		1,334	1,402,774
4.50%, 05/15/48(m)		84	87,175
5.00%, 12/15/38 - 07/20/42		210	225,663
5.50%, 04/15/48(m)		295	320,640
7.50%, 03/15/32		3	3,850

			62,668,351
Total U.S. Government Sponsored Agency Securities — 12.5% (Cost: $63,760,918)			63,133,236

19

Schedule of Investments (continued) March 31, 2018	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Mortgage-Backed Securities (continued)
U.S. Treasury Obligations — 3.5%
U.S. Treasury Bonds:
4.25%, 05/15/39	USD	290	$352,882
4.50%, 08/15/39		281	353,423
4.38%, 11/15/39		282	349,184
3.13%, 02/15/43(n)		1,189	1,225,645
2.88%, 05/15/43 - 11/15/46		1,535	1,511,424
3.63%, 08/15/43		1,135	1,270,624
3.75%, 11/15/43(n)		1,336	1,526,015
3.00%, 02/15/47 - 02/15/48		259	260,393
2.75%, 11/15/47		403	385,259
U.S. Treasury Notes:
1.50%, 03/31/23		472	448,400
1.63%, 04/30/23		460	439,192
2.00%, 04/30/24 - 11/15/26		5,912	5,658,746
2.25%, 12/31/24 - 02/15/27		3,081	2,980,543
2.50%, 01/31/25		71	70,201
2.75%, 02/28/25		408	409,705
2.13%, 05/15/25		567	546,026

Total U.S. Treasury Obligations — 3.5% (Cost: $18,183,442)			17,787,662

Total Long-Term Investments — 93.8% (Cost: $458,329,865)			473,266,898

Borrowed Bond Agreements — 0.7%(o)
Barclays Bank plc, 0.38%, Open (Purchased on 02/22/18 to be repurchased at GBP 369,820, collateralized by U.K. Treasury Inflation Linked Bonds, 0.13%, due at 03/22/26, par and fair value of GBP 320,793 and $521,119 respectively)(p)	GBP	370	518,655
Barclays Bank plc, 0.39%, Open (Purchased on 02/21/18 to be repurchased at GBP 1,154,930, collateralized by U.K. Treasury Inflation Linked Bonds, 0.13%, due at 03/22/26, par and fair value of GBP 1,001,943 and $1,627,626 respectively)(p)		1,154	1,619,699
BNP Paribas SA, 0.00%, Open (Purchased on 03/28/18 to be repurchased at GBP 370,380, collateralized by U.K. Treasury Inflation Linked Bonds, 0.13%, due at 03/22/26, par and fair value of GBP 320,793 and $521,118 respectively)(p)		370	519,643
Deutsche Bank AG, 0.30%, Open (Purchased on 03/21/18 to be repurchased at GBP 378,708, collateralized by U.K. Treasury Inflation Linked Bonds, 0.13%, due at 03/22/26, par and fair value of GBP 331,486 and $538,489 respectively)(p)		379	531,267
Merrill Lynch, Pierce, Fenner & Smith Inc., 1.50%, 04/02/18 (Purchased on 03/29/18 to be repurchased at USD 189,260, collateralized by U.S. Treasury Notes, 2.75%, due at 02/15/28, par and fair value of USD 189,000 and $189,096 respectively)		189	189,236

Security		Par (000)	Value
Borrowed Bond Agreements (continued)
Merrill Lynch, Pierce, Fenner & Smith Inc., 1.55%, 04/02/18 (Purchased on 03/29/18 to be repurchased at USD 328,103, collateralized by U.S. Treasury Notes, 2.25%, due at 11/15/27, par and fair value of USD 340,400 and $326,066 respectively)	GBP	328	$328,061

Total Borrowed Bond Agreements — 0.7% (Cost: $3,697,805)			3,706,561

Foreign Government Obligations — 0.8%

Argentina — 0.0%
Republic of Argentine Treasury Bill, (0.50)%, 09/14/18(q)	ARS	2,527	127,717

Brazil — 0.0%
Federative Republic of Brazil Treasury Bill, 7.15%, 01/01/19(q)	BRL	150	43,420

Egypt — 0.1%
Arab Republic of Egypt Treasury Bill(q):
18.00%, 10/16/18	EGP	3,600	186,637
17.79%, 11/13/18		2,150	110,168
18.15%, 11/27/18		1,025	52,221
16.93%, 12/04/18		1,000	50,802
16.59%, 03/05/19		300	14,742

			414,570

Japan — 0.7%
Japan Treasury Bill(q):
(0.22)%,05/21/18	JPY	124,600	1,171,247
(0.21)%,05/21/18		51,700	485,983
(0.19)%,06/11/18		173,800	1,633,880

			3,291,110

Total Foreign Government Obligations — 0.8% (Cost: $3,874,068)			3,876,817

		Shares
Money Market Funds — 10.5%(r)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.53%(u)		48,302,851	48,302,851
JPMorgan US Treasury Plus Money Market Fund, Agency Class, 1.49%		119,701	119,701
SL Liquidity Series, LLC, Money Market Series, 1.87%(s)(u)		4,667,061	4,666,595

Total Money Market Funds — 10.5% (Cost: $53,089,147)			53,089,147

Total Short-Term Securities — 12.0% (Cost: $60,661,020)			60,672,525

Total Options Purchased — 0.0% (Cost: $191,227)			122,164

Total Investments Before Borrowed Bonds and TBA Sale Commitments — 105.8% (Cost: $519,182,112)			534,061,587

20

Schedule of Investments (continued) March 31, 2018	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Borrowed Bonds — (0.7)%

Foreign Government Obligations — (0.6)%
U.K. Treasury Inflation Linked Bonds, 0.13%, 03/22/26	GBP	1,975	$(3,208,352)
U.S. Treasury Obligations — (0.1)%
U.S. Treasury Notes:
2.25%, 11/15/27		340	(326,066)
2.75%, 02/15/28		189	(189,096)
Total Borrowed Bonds — (0.7)% (Proceeds: $3,665,579)			(3,723,514)

TBA Sale Commitments — (3.3)%(m)

Mortgage-Backed Securities — (3.3)%
Federal Home Loan Mortgage Corp.:
2.50%, 04/15/33		37	(36,233)
3.00%, 04/15/48		9	(8,775)
3.50%, 04/15/33		86	(87,666)
4.00%, 04/15/48		728	(747,309)
Federal National Mortgage Association:
2.00%, 04/25/33		183	(174,822)
2.50%, 04/25/33		44	(43,113)
3.00%, 04/25/33 - 04/25/48		2,522	(2,494,328)
3.50%, 04/25/33 - 05/25/48		3,694	(3,704,930)
4.00%, 04/25/33 - 04/25/48		2,062	(2,116,590)
4.50%, 04/25/48		156	(163,346)
5.50%, 04/25/48		615	(668,332)
6.00%, 04/25/48		280	(311,598)
Government National Mortgage Association:
3.00%, 04/15/48		752	(739,332)
3.50%, 04/15/48		2,848	(2,875,938)
4.00%, 05/15/48		1,805	(1,852,487)
4.50%, 04/15/48		500	(519,483)

Total TBA Sale Commitments — (3.3)% (Proceeds: $16,479,306)			(16,544,282)

Total Investments Net of Borrowed Bonds and TBA Sale Commitments — 101.8% (Cost: $499,037,227)			513,793,791
Liabilities in Excess of Other Assets — (1.8)%			(8,929,301)

Net Assets — 100.0%			$504,864,490

(a)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Security, or a portion of the security, is on loan.
(f)	Non-income producing security.
(g)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Perpetual security with no stated maturity date.
(i)	Issuer filed for bankruptcy and/or is in default.
(j)	When-issued security.
(k)	Zero-coupon bond.
(l)	Other interests represent beneficial interests in liquidation trusts and other reorganizational or private entities.
(m)	Represents or includes a TBA transaction.
(n)	All or a portion of security has been pledged in connection with outstanding futures contracts.
(o)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(p)	The amount to be repurchased assumes the maturity will be the day after the period end.
(q)	Rates are discount rates or a range of discount rates at the time of purchase.
(r)	Annualized 7-day yield as of period end.
(s)	Security was purchased with the cash collateral from loaned securities.

21

Schedule of Investments (continued) March 31, 2018	BlackRock Balanced Capital Portfolio

(u)	During the period ended March 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the fund were as follows:

Affiliates	Shares Held at 12/31/17	Shares Purchased		Shares Sold		Shares Held at 03/31/18	Value at 03/31/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	41,993,401	6,309,450	(b)	—		48,302,851	$48,302,851	$141,658		$—	$—
SL Liquidity Series, LLC, Money Market Series	6,750,211	—		(2,083,150	)(c)	4,667,061	4,666,595	3,013	(d)	904	74
iShares Edge MSCI Multifactor USA ETF	297,982	—		(285,964)		12,018	378,567	1449		239,276	130,917
iShares iBoxx $ High Yield Corporate Bond ETF	18,780	19,000		(18,780)		19,000	1,627,160	—		22,815	(14,949)

Total							$54,975,173	$146,120		$262,995	$116,042

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased.
(c)	Represents net shares sold.
(d)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

22

Schedule of Investments (continued) March 31, 2018	BlackRock Balanced Capital Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
CAC 40 10 Euro Index	124	04/20/18	$7,865	$(123,043)
Nikkei 225 Index	51	06/07/18	10,166	178,661
DAX Index	20	06/15/18	7,456	(119,808)
U.S. Treasury 10 Year Note	236	06/20/18	28,589	272,506
Long Gilt	8	06/27/18	1,379	19,564
U.S. Treasury 2 Year Note	103	06/29/18	21,899	6,394
U.S. Treasury 5 Year Note	203	06/29/18	23,236	40,612
90-Day Eurodollar	5	03/18/19	1,218	994

				275,880

Short Contracts
Euro-Bund	2	06/07/18	392	(5,951)
S&P 500 E-Mini Index	143	06/15/18	18,897	619,127
U.S. Treasury Long Bond	21	06/20/18	3,079	(63,866)
U.S. Treasury Ultra Bond	180	06/20/18	28,884	(1,189,171)
90-Day Eurodollar	7	06/15/20	1,701	(2,546)

				(642,407)

				$(366,527)

23

Schedule of Investments (continued) March 31, 2018	BlackRock Balanced Capital Portfolio

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	992,414	CAD	70,000	Goldman Sachs International	04/05/18	$237
USD	44,000	CLP	26,545,200	Barclays Bank plc	04/05/18	43
CAD	115,694	USD	89,600	Deutsche Bank AG	04/09/18	211
EUR	63,000	RUB	4,394,880	Deutsche Bank AG	04/09/18	889
RUB	4,484,340	EUR	63,000	Bank of America NA	04/09/18	672
TRY	344,729	USD	86,580	BNP Paribas SA	04/09/18	643
TRY	49,565	USD	12,478	Citibank NA	04/09/18	63
TRY	162,950	USD	40,920	Goldman Sachs International	04/09/18	310
USD	1,665,491	JPY	176,370,550	Credit Suisse International	04/09/18	7,325
USD	738,411	TRY	2,829,904	BNP Paribas SA	04/09/18	22,387
CAD	45,361	USD	35,000	Goldman Sachs International	04/12/18	215
CNH	78,476	EUR	10,000	JP Morgan Chase Bank NA	04/12/18	196
CNY	462,678	EUR	59,000	Goldman Sachs International	04/12/18	1,146
MXN	148,483	USD	7,933	Goldman Sachs International	04/12/18	223
MXN	674,989	USD	36,067	Morgan Stanley & Co. International plc	04/12/18	1,011
MXN	957,695	USD	52,500	Nomura International plc	04/12/18	107
USD	1,664,895	JPY	176,310,000	Barclays Bank plc	04/12/18	6,984
ARS	305,250	USD	15,000	BNP Paribas SA	04/20/18	27
ARS	1,628,640	USD	80,000	Citibank NA	04/20/18	177
EUR	35,500	USD	43,459	Goldman Sachs International	04/20/18	274
TRY	249,214	USD	62,500	Goldman Sachs International	04/20/18	347
USD	43,889	EUR	35,500	Goldman Sachs International	04/20/18	156
USD	63,603	AUD	82,600	Morgan Stanley & Co. International plc	04/23/18	162
USD	31,720	ZAR	372,361	Goldman Sachs International	04/23/18	357
MXN	818,116	USD	44,000	BNP Paribas SA	04/27/18	836
BRL	1,180,005	USD	355,600	UBS AG	05/03/18	956
USD	123,349	EUR	100,000	Nomura International plc	05/04/18	32
USD	61,801	ZAR	734,274	JP Morgan Chase Bank NA	05/04/18	51
EUR	71,000	JPY	9,239,278	Barclays Bank plc	05/07/18	555
USD	145,500	RUB	8,334,095	BNP Paribas SA	05/07/18	677
TRY	340,645	USD	85,000	Goldman Sachs International	05/09/18	408
USD	88,000	COP	245,652,000	UBS AG	05/09/18	140
USD	94,737	EUR	76,500	Royal Bank of Scotland	05/09/18	364
CAD	45,261	USD	35,000	Bank of America NA	05/15/18	159
MXN	1,194,337	USD	63,750	Goldman Sachs International	05/15/18	1,513
MXN	1,171,272	USD	63,750	JP Morgan Chase Bank NA	05/15/18	252
ARS	1,000,733	USD	48,000	BNP Paribas SA	05/16/18	592
USD	365,684	ZAR	4,350,802	Deutsche Bank AG	05/16/18	390
ARS	992,568	USD	48,000	Citibank NA	05/21/18	67
RUB	3,649,433	USD	63,000	Deutsche Bank AG	06/06/18	192
ARS	531,000	USD	25,000	BNP Paribas SA	06/13/18	390
ARS	1,488,900	USD	70,000	Citibank NA	06/13/18	1,193
AUD	112,025	EUR	69,000	Citibank NA	06/20/18	656
CAD	69,000	NOK	407,245	Citibank NA	06/20/18	1,554
NZD	183,423	AUD	172,000	HSBC Bank plc	06/20/18	395
SEK	1,506,032	CHF	172,000	JP Morgan Chase Bank NA	06/20/18	308
TRY	137,000	ZAR	401,410	BNP Paribas SA	06/20/18	378
USD	56,641	GBP	40,000	Bank of America NA	06/20/18	334
USD	10,000	NOK	77,097	HSBC Bank plc	06/20/18	140
USD	49,956	NZD	69,000	Deutsche Bank AG	06/20/18	103
ZAR	412,438	TRY	137,000	BNP Paribas SA	06/20/18	544
USD	1,058,070	TRY	4,109,662	BNP Paribas SA	06/25/18	41,918
USD	215,518	TRY	857,169	Citibank NA	06/25/18	3,575
IDR	3,727,129,500	USD	269,000	Deutsche Bank AG	06/26/18	758
USD	360,308	TRY	1,463,006	BNP Paribas SA	08/20/18	4,678
USD	494,010	TRY	1,990,994	Citibank NA	08/20/18	10,040
MXN	3,738,451	USD	192,000	HSBC Bank plc	11/26/18	6,179
USD	594,031	JPY	59,510,000	HSBC Bank plc	03/16/20	1,331

						125,820

BRL	196,962	USD	60,000	Goldman Sachs International	04/03/18	(341)
BRL	960,271	USD	295,600	UBS AG	04/03/18	(4,736)
USD	355,600	BRL	1,176,680	UBS AG	04/03/18	(813)
USD	27,967	ARS	564,425	HSBC Securities USA, Inc.	04/04/18	(53)
USD	158,103	EUR	129,000	Bank of America NA	04/04/18	(636)
USD	161,380	GBP	116,000	Standard Chartered Bank	04/04/18	(1,375)
CAD	70,000	MXN	1,036,749	Morgan Stanley & Co. International plc	04/05/18	(2,674)
CLP	26,461,600	USD	44,000	UBS AG	04/05/18	(182)
EUR	100,000	USD	123,398	Morgan Stanley & Co. International plc	04/05/18	(336)
EUR	100,000	USD	123,096	Nomura International plc	04/05/18	(34)
RUB	3,597,300	USD	63,000	Morgan Stanley & Co. International plc	04/05/18	(221)
USD	122,016	EUR	100,000	Bank of America NA	04/05/18	(1,046)
USD	122,426	EUR	100,000	Goldman Sachs International	04/05/18	(636)
USD	63,000	RUB	3,625,020	Deutsche Bank AG	04/05/18	(263)
COP	245,520,000	USD	88,000	UBS AG	04/09/18	(138)
TRY	2,073,565	USD	540,374	BNP Paribas SA	04/09/18	(15,719)
TRY	542,711	USD	141,532	JP Morgan Chase Bank NA	04/09/18	(4,215)
USD	56,000	CAD	72,684	UBS AG	04/09/18	(423)
USD	44,000	COP	125,866,423	Credit Suisse International	04/09/18	(1,043)
USD	44,000	COP	125,950,000	HSBC Bank plc	04/09/18	(1,073)
USD	85,000	TRY	337,679	Goldman Sachs International	04/09/18	(440)
EUR	34,500	CNY	269,810	Royal Bank of Scotland	04/12/18	(552)
USD	458,707	RUB	26,493,106	Deutsche Bank AG	04/12/18	(3,240)
USD	20,000	TRY	80,410	Goldman Sachs International	04/20/18	(278)
AUD	82,600	USD	63,609	Goldman Sachs International	04/23/18	(168)
USD	192,000	MXN	3,611,155	HSBC Bank plc	04/23/18	(6,028)
ZAR	373,744	USD	31,720	Royal Bank of Scotland	04/23/18	(241)
USD	58,000	IDR	802,604,000	BNP Paribas SA	04/26/18	(391)
USD	269,000	IDR	3,706,013,000	Deutsche Bank AG	04/26/18	(620)
USD	65,000	IDR	899,405,000	UBS AG	04/26/18	(433)
AUD	82,600	NZD	88,166	Bank of America NA	04/27/18	(273)
EUR	28,400	BRL	116,400	Barclays Bank plc	04/27/18	(184)
RUB	2,930,205	USD	51,000	Deutsche Bank AG	04/27/18	(14)
USD	63,418	AUD	82,600	Nomura International plc	04/27/18	(23)
CAD	70,000	MXN	997,426	Goldman Sachs International	05/04/18	(238)
EUR	44,100	RUB	3,164,616	BNP Paribas SA	05/07/18	(597)
JPY	9,256,305	EUR	71,000	Bank of America NA	05/07/18	(395)
JPY	3,095,416	USD	29,200	Bank of America NA	05/07/18	(46)
RUB	8,534,571	USD	149,000	BNP Paribas SA	05/07/18	(694)
USD	29,200	JPY	3,106,552	BNP Paribas SA	05/07/18	(59)
USD	40,000	RUB	2,326,800	BNP Paribas SA	05/07/18	(433)
USD	49,400	RUB	2,864,706	Citibank NA	05/07/18	(380)
USD	69,000	TWD	2,015,490	Bank of America NA	05/07/18	(481)
USD	38,144	ZAR	463,534	BNP Paribas SA	05/07/18	(822)
USD	1,506	ZAR	18,290	JP Morgan Chase Bank NA	05/07/18	(32)
USD	127,500	MXN	2,415,494	Barclays Bank plc	05/15/18	(4,491)
EUR	16,697	USD	20,647	Westpac Banking Corp.	05/18/18	(35)
USD	195,294	MXN	3,713,273	Barclays Bank plc	05/22/18	(7,374)
AUD	291,000	NZD	310,723	Citibank NA	06/20/18	(954)
CHF	75,377	USD	80,000	UBS AG	06/20/18	(621)
EUR	69,000	AUD	111,533	JP Morgan Chase Bank NA	06/20/18	(278)
GBP	40,000	USD	56,483	Barclays Bank plc	06/20/18	(176)
NOK	416,158	CAD	69,000	Deutsche Bank AG	06/20/18	(414)
NZD	69,000	USD	49,959	Deutsche Bank AG	06/20/18	(106)
SEK	885,755	EUR	88,000	Bank of America NA	06/20/18	(2,207)
TRY	4,966,831	USD	1,282,272	BNP Paribas SA	06/25/18	(54,177)
USD	50,000	ARS	1,074,150	BNP Paribas SA	07/02/18	(804)
TRY	2,458,503	USD	624,381	BNP Paribas SA	08/20/18	(26,767)
TRY	995,497	USD	247,005	Citibank NA	08/20/18	(5,020)
USD	84,000	ARS	1,881,785	BNP Paribas SA	09/14/18	(1,698)
USD	570,680	EUR	440,000	Deutsche Bank AG	12/13/19	(68)
USD	574,376	EUR	440,000	Deutsche Bank AG	02/25/20	(49)

						(158,258)

	Net Unrealized Depreciation					$(32,438)

24

Schedule of Investments (continued) March 31, 2018	BlackRock Balanced Capital Portfolio

OTC Barrier Options Purchased

Description	Type of Option	Counterparty	Number of Contracts	Expiration Date	Exercise Price	Barrier Price/Range		Notional Amount (000)		Value
Put
USD Currency	Down and Out	Morgan Stanley & Co. International plc	—	04/27/18	TRY 3.65	TRY	3.50	USD	768	$6
EUR Currency	One-Touch	Morgan Stanley & Co. International plc	—	06/07/18	TRY 4.35	TRY	4.35	EUR	5	9

										15

OTC Currency Options Purchased

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount (000)		Value
Call
USD Currency	Deutsche Bank AG	04/04/18	CAD 1.31	USD	70	$7
USD Currency	Bank of America NA	04/06/18	CAD 1.25	USD	70	2,049
USD Currency	Deutsche Bank AG	04/10/18	CAD 1.27	USD	3,171	56,406
USD Currency	HSBC Bank plc	04/10/18	CAD 1.30	USD	3,171	4,234
USD Currency	Deutsche Bank AG	04/12/18	BRL 3.47	USD	73	10
USD Currency	Goldman Sachs International	04/12/18	BRL 3.47	USD	73	10
USD Currency	JP Morgan Chase Bank NA	04/17/18	TWD 29.30	USD	71	128
USD Currency	Goldman Sachs International	04/19/18	BRL 3.35	USD	49	218
USD Currency	Deutsche Bank AG	05/08/18	CAD 1.32	USD	719	1,756
USD Currency	Deutsche Bank AG	05/10/18	JPY 108.45	USD	719	2,174
USD Currency	Deutsche Bank AG	05/16/18	MXN 20.00	USD	61	59
USD Currency	BNP Paribas SA	05/17/18	BRL 3.35	USD	140	1,475
USD Currency	JP Morgan Chase Bank NA	06/08/18	CNH 6.50	USD	71	109
USD Currency	Bank of America NA	06/13/18	CHF 1.00	USD	110	106
USD Currency	BNP Paribas SA	06/13/18	CAD 1.29	USD	205	2,500
USD Currency	Citibank NA	06/13/18	SEK 8.53	USD	105	639
USD Currency	Deutsche Bank AG	06/13/18	JPY 113.40	USD	310	149
USD Currency	Bank of America NA	06/25/18	CAD 1.31	USD	468	4,184
USD Currency	Morgan Stanley & Co. International plc	06/25/18	JPY 110.35	USD	533	1,510
USD Currency	JP Morgan Chase Bank NA	07/19/18	MXN 20.00	USD	61	484

						78,207

Put
USD Currency	Deutsche Bank AG	04/04/18	TRY 3.90	USD	89	$57
EUR Currency	Deutsche Bank AG	04/11/18	SEK 10.10	EUR	44	19
USD Currency	Deutsche Bank AG	04/11/18	SEK 8.16	USD	44	21
USD Currency	Royal Bank of Scotland	04/11/18	CAD 1.27	USD	70	40
USD Currency	Deutsche Bank AG	04/12/18	BRL 3.28	USD	73	310
USD Currency	JP Morgan Chase Bank NA	04/12/18	IDR 13,400.00	USD	73	2
USD Currency	Deutsche Bank AG	04/13/18	MXN 18.50	USD	80	1,465
EUR Currency	Citibank NA	04/18/18	USD 1.23	EUR	71	463
USD Currency	BNP Paribas SA	04/19/18	ZAR 11.80	USD	79	724
USD Currency	Deutsche Bank AG	04/20/18	CAD 1.29	USD	70	593
USD Currency	Deutsche Bank AG	04/27/18	TRY 3.98	USD	89	587
USD Currency	Citibank NA	04/30/18	TRY 3.65	USD	89	–
AUD Currency	Deutsche Bank AG	05/10/18	USD 0.76	AUD	784	3,796
EUR Currency	Deutsche Bank AG	05/10/18	USD 1.21	EUR	751	1,827
GBP Currency	Deutsche Bank AG	05/10/18	USD 1.35	GBP	425	673
USD Currency	Goldman Sachs International	05/18/18	TRY 3.91	USD	63	361
USD Currency	Barclays Bank plc	05/21/18	MXN 18.55	USD	85	2,091
AUD Currency	HSBC Bank plc	06/13/18	USD 0.76	AUD	340	2,709
EUR Currency	HSBC Bank plc	06/13/18	USD 1.17	EUR	1,295	977
AUD Currency	Morgan Stanley & Co. International plc	06/25/18	USD 0.75	AUD	527	3,721
EUR Currency	Deutsche Bank AG	06/25/18	USD 1.21	EUR	421	2,334
GBP Currency	Morgan Stanley & Co. International plc	06/25/18	USD 1.35	GBP	303	1,422
USD Currency	Deutsche Bank AG	06/27/18	TRY 3.99	USD	63	947
USD Currency	Deutsche Bank AG	08/13/18	MXN 18.50	USD	170	5,157
USD Currency	Deutsche Bank AG	08/16/18	MXN 18.50	USD	170	5,184

						35,480

						$113,687

25

Schedule of Investments (continued) March 31, 2018	BlackRock Balanced Capital Portfolio

OTC Currency Options Written

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Deutsche Bank AG	04/10/18	CAD	1.30	USD	3,171	$(4,317)
USD Currency	HSBC Bank plc	04/10/18	CAD	1.27	USD	3,171	(56,185)
EUR Currency	Morgan Stanley & Co. International plc	04/12/18	BRL	4.13	EUR	73	(201)
USD Currency	JP Morgan Chase Bank NA	04/12/18	IDR	13,550.00	USD	73	(1,024)
EUR Currency	Citibank NA	04/18/18	USD	1.30	EUR	71	—
AUD Currency	Morgan Stanley & Co. International plc	04/23/18	USD	0.79	AUD	83	(57)
CAD Currency	Deutsche Bank AG	05/03/18	MXN	14.80	CAD	70	(108)
EUR Currency	Deutsche Bank AG	05/03/18	RUB	70.00	EUR	63	(1,547)
USD Currency	BNP Paribas SA	05/03/18	ZAR	12.05	USD	79	(761)
EUR Currency	BNP Paribas SA	05/25/18	BRL	4.17	EUR	36	(407)
USD Currency	Bank of America NA	06/13/18	CHF	1.05	USD	110	(3)
USD Currency	BNP Paribas SA	06/13/18	CAD	1.36	USD	205	(346)
USD Currency	Citibank NA	06/13/18	SEK	8.95	USD	105	(88)
USD Currency	Deutsche Bank AG	06/13/18	JPY	119.00	USD	310	(4)
USD Currency	JP Morgan Chase Bank NA	07/19/18	MXN	22.50	USD	61	(52)
USD Currency	Deutsche Bank AG	08/13/18	MXN	21.00	USD	170	(1,044)
USD Currency	Deutsche Bank AG	08/16/18	MXN	21.00	USD	170	(1,105)

							(67,249)

Put
USD Currency	Deutsche Bank AG	04/11/18	RUB	57.00	USD	51	(170)
USD Currency	Deutsche Bank AG	04/13/18	CAD	1.21	USD	80	—
AUD Currency	Morgan Stanley & Co. International plc	04/23/18	USD	0.78	AUD	83	(843)
AUD Currency	HSBC Bank plc	06/13/18	USD	0.72	AUD	340	(418)
EUR Currency	HSBC Bank plc	06/13/18	USD	1.11	EUR	1,295	(17)

							(1,448)

							$(68,697)

OTC Interest Rate Swaptions Written

Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Call
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.95%	Semi-Annual	Bank of America NA	03/23/20	2.95%	USD	9,225	$(82,329)
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	3.02%	Semi-Annual	Bank of America NA	03/23/20	3.02%	USD	9,225	(89,597)

Total										(171,926)

Put
2-Year Interest Rate Swap	2.95%	Semi-Annual	3 month LIBOR	Quarterly	Bank of America NA	03/23/20	2.95%	USD	9,225	(56,267)
2-Year Interest Rate Swap	3.02%	Semi-Annual	3 month LIBOR	Quarterly	Bank of America NA	03/23/20	3.02%	USD	9,225	(51,200)

										(107,467)

										$(279,393)

26

Schedule of Investments (continued) March 31, 2018	BlackRock Balanced Capital Portfolio

OTC Interest Rate Caps Purchased

Description	Exercise Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
2Y-10Y CMS Index Cap	0.49%	Citibank NA	04/23/18	USD	101,440	$10	$28,403	$(28,393)
2Y-10Y CMS Index Cap	0.39%	Citibank NA	05/29/18	USD	22,260	845	8,459	(7,614)
2Y-10Y CMS Index Cap	0.44%	Citibank NA	07/23/18	USD	53,390	4,083	26,695	(22,612)
2Y-10Y CMS Index Cap	0.34%	Citibank NA	08/28/18	USD	13,095	3,524	8,577	(5,053)

						$8,462	$72,134	$(63,672)

27

Schedule of Investments (continued) March 31, 2018	BlackRock Balanced Capital Portfolio

Centrally Cleared Credit Default Swaps - Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.30.V1	1.00%	Quarterly	06/20/23	USD 1,145	$(19,216)	$(20,078)	$862

OTC Credit Default Swaps - Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
United Mexican States	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/20	USD	209	$(2,329)	$843	$(3,172)
United Mexican States	1.00%	Quarterly	Bank of America NA	09/20/20	USD	209	(2,326)	1,327	(3,653)
Federative Republic of Brazil	1.00%	Quarterly	Barclays Bank plc	06/20/23	USD	64	1,994	1,954	40
Federative Republic of Brazil	1.00%	Quarterly	Citibank NA	06/20/23	USD	60	1,869	1,782	87
Federative Republic of Brazil	1.00%	Quarterly	Deutsche Bank AG	06/20/23	USD	48	1,496	1,372	124
Republic of Argentina	5.00%	Quarterly	Goldman Sachs International	06/20/23	USD	162	(16,017)	(16,254)	237
Republic of South Africa	1.00%	Quarterly	Morgan Stanley & Co. International plc	06/20/23	USD	43	1,097	1,170	(73)
Republic of the Philippines	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/23	USD	277	(3,566)	(3,440)	(126)
United Mexican States	1.00%	Quarterly	Barclays Bank plc	06/20/23	USD	41	223	342	(119)
United Mexican States	1.00%	Quarterly	Barclays Bank plc	06/20/23	USD	51	277	425	(148)
United Mexican States	1.00%	Quarterly	Barclays Bank plc	06/20/23	USD	43	233	368	(135)
United Mexican States	1.00%	Quarterly	Citibank NA	06/20/23	USD	85	461	734	(273)
United Mexican States	1.00%	Quarterly	Citibank NA	06/20/23	USD	106	573	916	(343)
CMBX.NA.9.AAA	0.50%	Monthly	Credit Suisse International	09/17/58	USD	60	26	723	(697)
CMBX.NA.9.AAA	0.50%	Monthly	Deutsche Bank AG	09/17/58	USD	50	21	611	(590)
CMBX.NA.9.AAA	0.50%	Monthly	Morgan Stanley & Co. International plc	09/17/58	USD	110	48	1,428	(1,380)
CMBX.NA.9.AAA	0.50%	Monthly	Morgan Stanley & Co. International plc	09/17/58	USD	50	21	603	(582)
CMBX.NA.9.AAA	0.50%	Monthly	Morgan Stanley & Co. International plc	09/17/58	USD	40	17	483	(466)
CMBX.NA.6.AAA	0.50%	Monthly	Deutsche Bank AG	05/11/63	USD	120	(887)	—	(887)
CMBX.NA.6.AAA	0.50%	Monthly	Deutsche Bank AG	05/11/63	USD	70	(518)	(10)	(508)
CMBX.NA.6.AAA	0.50%	Monthly	Deutsche Bank AG	05/11/63	USD	100	(739)	(74)	(665)
CMBX.NA.6.BBB-	3.00%	Monthly	J.P. Morgan Securities LLC	05/11/63	USD	20	2,940	1,930	1,010

							$(15,086)	$(2,767)	$(12,319)

28

Schedule of Investments (continued) March 31, 2018	BlackRock Balanced Capital Portfolio

OTC Credit Default Swaps - Sell Protection

Reference Obligation/ Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Transocean, Inc.	1.00%	Quarterly	Goldman Sachs International	06/20/19	B	USD	25	$17	$(187)	$204
United Mexican States	1.00%	Quarterly	Bank of America NA	06/20/20	BBB+	USD	209	2,329	(973)	3,302
United Mexican States	1.00%	Quarterly	JP Morgan Chase Bank NA	09/20/20	BBB+	USD	209	2,326	(1,160)	3,486
CMBX.NA.3.AM	0.50%	Monthly	Credit Suisse International	12/13/49	NR	USD	670	(205)	(4,400)	4,195
CMBX.NA.3.AM	0.50%	Monthly	Goldman Sachs International	12/13/49	NR	USD	1,320	(405)	(8,779)	8,374
CMBX.NA.4.AM	0.50%	Monthly	Deutsche Bank AG	02/17/51	NR	USD	120	(62)	(1,592)	1,530
CMBX.NA.8.A	2.00%	Monthly	Goldman Sachs International	10/17/57	NR	USD	30	(1,375)	(1,654)	279
CMBX.NA.8.A	2.00%	Monthly	Goldman Sachs International	10/17/57	NR	USD	20	(917)	(1,992)	1,075
CMBX.NA.8.BBB-	3.00%	Monthly	J.P. Morgan Securities LLC	10/17/57	NR	USD	5	(756)	(756)	–
CMBX.NA.9.A	2.00%	Monthly	J.P. Morgan Securities LLC	09/17/58	NR	USD	10	(425)	(316)	(109)
CMBX.NA.9.A	2.00%	Monthly	J.P. Morgan Securities LLC	09/17/58	NR	USD	20	(851)	(527)	(324)
CMBX.NA.9.A	2.00%	Monthly	J.P. Morgan Securities LLC	09/17/58	NR	USD	13	(553)	(395)	(158)
CMBX.NA.9.A	2.00%	Monthly	Morgan Stanley & Co. International plc	09/17/58	NR	USD	98	(4,167)	(2,096)	(2,071)
CMBX.NA.9.A	2.00%	Monthly	Morgan Stanley & Co. International plc	09/17/58	NR	USD	25	(1,063)	(1,297)	234
CMBX.NA.9.A	2.00%	Monthly	Morgan Stanley & Co. International plc	09/17/58	NR	USD	10	(425)	(203)	(222)
CMBX.NA.9.A	2.00%	Monthly	Morgan Stanley & Co. International plc	09/17/58	NR	USD	10	(425)	(193)	(232)
CMBX.NA.9.BBB-	3.00%	Monthly	Morgan Stanley & Co. International plc	09/17/58	NR	USD	5	(645)	(613)	(32)
CMBX.NA.9.BBB-	3.00%	Monthly	Morgan Stanley & Co. International plc	09/17/58	NR	USD	21	(2,714)	(2,517)	(197)
CMBX.NA.10.BBB-	3.00%	Monthly	J.P. Morgan Securities LLC	11/17/59	NR	USD	5	(554)	(434)	(120)
CMBX.NA.6.A	2.00%	Monthly	Morgan Stanley & Co. International plc	05/11/63	NR	USD	20	(879)	(879)	–
CMBX.NA.6.A	2.00%	Monthly	Morgan Stanley & Co. International plc	05/11/63	NR	USD	10	(439)	(431)	(8)
CMBX.NA.6.AA	1.50%	Monthly	Morgan Stanley & Co. International plc	05/11/63	NR	USD	40	(154)	95	(249)
CMBX.NA.6.BBB-	3.00%	Monthly	Credit Suisse International	05/11/63	NR	USD	20	(2,940)	(1,596)	(1,344)

								$(15,282)	$(32,895)	$17,613

(a)	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

29

Schedule of Investments (continued) March 31, 2018	BlackRock Balanced Capital Portfolio

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date
Rate	Frequency	Rate	Frequency			Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
28 day MXIBTIIE	Monthly	7.81%	Monthly	N/A	06/07/18	MXN	9,150	$(75)	$—	$(75)
28 day MXIBTIIE	Monthly	7.85%	Monthly	N/A	06/12/18	MXN	9,150	(36)	—	(36)
7.36%	Monthly	28 day MXIBTIIE	Monthly	N/A	01/28/19	MXN	12,895	3,056	—	3,056
28 day MXIBTIIE	Monthly	7.32%	Monthly	N/A	02/20/20	MXN	11,928	(3,344)	—	(3,344)
28 day MXIBTIIE	Monthly	7.16%	Monthly	N/A	04/29/20	MXN	10,190	(4,571)	—	(4,571)
28 day MXIBTIIE	Monthly	7.66%	Monthly	N/A	02/22/21	MXN	11,430	3,738	—	3,738
28 day MXIBTIIE	Monthly	7.47%	Monthly	N/A	03/07/22	MXN	2,041	283	—	283
28 day MXIBTIIE	Monthly	7.48%	Monthly	N/A	03/07/22	MXN	2,041	323	—	323
7.13%	Monthly	28 day MXIBTIIE	Monthly	N/A	10/07/22	MXN	1,569	916	—	916
7.14%	Monthly	28 day MXIBTIIE	Monthly	N/A	10/10/22	MXN	634	353	—	353
7.11%	Monthly	28 day MXIBTIIE	Monthly	N/A	10/14/22	MXN	1,575	976	—	976
7.11%	Monthly	28 day MXIBTIIE	Monthly	N/A	10/14/22	MXN	2,077	1,309	—	1,309
28 day MXIBTIIE	Monthly	6.32%	Monthly	N/A	07/17/25	MXN	2,027	(7,649)	—	(7,649)
3 month LIBOR	Quarterly	2.13%	Semi-Annual	N/A	08/25/25	USD	65	(2,613)	—	(2,613)
2.96%	Annual	6 month WIBOR	Semi-Annual	N/A	03/06/28	PLN	323	(880)	—	(880)
7.64%	Quarterly	3 month JIBAR	Quarterly	N/A	03/06/28	ZAR	1,350	(176)	—	(176)
7.66%	Quarterly	3 month JIBAR	Quarterly	N/A	03/06/28	ZAR	1,370	(342)	—	(342)
2.94%	Semi-Annual	3 month LIBOR	Quarterly	N/A	03/14/28	USD	30	(454)	—	(454)
2.89%	Semi-Annual	3 month LIBOR	Quarterly	06/20/18(a)	03/19/28	USD	10	(106)	—	(106)
3.01%	Annual	6 month WIBOR	Semi-Annual	06/20/28(a)	06/20/28	PLN	319	(787)	—	(787)

								$(10,079)	$—	$(10,079)

(a)	Forwards Swap.

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund		Counterparty	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
4.85%	Monthly	28 day MXIBTIIE	Monthly	Bank of America NA	11/01/18	MXN	959	$981	$—	$981
28 day MXIBTIIE	Monthly	7.07%	Monthly	Citibank NA	11/21/18	MXN	4,102	(1,292)	—	(1,292)
28 day MXIBTIIE	Monthly	7.06%	Monthly	JP Morgan Chase Bank NA	11/21/18	MXN	4,922	(1,570)	—	(1,570)
28 day MXIBTIIE	Monthly	6.98%	Monthly	Citibank NA	11/28/18	MXN	7,000	(2,444)	—	(2,444)
28 day MXIBTIIE	Monthly	6.98%	Monthly	JP Morgan Chase Bank NA	11/28/18	MXN	3,971	(1,387)	—	(1,387)
7.02%	At Termination	1 day BZDIOVER	At Termination	Bank of America NA	01/02/19	BRL	2,107	(4,131)	—	(4,131)
7.75%	At Termination	1 day BZDIOVER	At Termination	Bank of America NA	01/02/19	BRL	1,334	(5,552)	—	(5,552)
8.00%	At Termination	1 day BZDIOVER	At Termination	Citibank NA	01/02/19	BRL	1,306	(6,627)	—	(6,627)
1 day BZDIOVER	At Termination	9.25%	At Termination	Citibank NA	01/02/19	BRL	1,230	11,705	—	11,705
1 day BZDIOVER	At Termination	9.28%	At Termination	JP Morgan Chase Bank NA	01/02/19	BRL	1,168	11,238	—	11,238
1 day BZDIOVER	At Termination	7.70%	At Termination	Bank of America NA	01/02/20	BRL	929	3,503	—	3,503
1 day BZDIOVER	At Termination	7.82%	At Termination	Citibank NA	01/02/20	BRL	675	2,988	—	2,988
1 day BZDIOVER	At Termination	7.78%	At Termination	Citibank NA	01/02/20	BRL	1,396	5,881	—	5,881
1 day BZDIOVER	At Termination	9.14%	At Termination	Bank of America NA	01/04/21	BRL	592	7,692	—	7,692
3.27%	Semi-Annual	3 month LIBOR	Quarterly	Deutsche Bank AG	05/16/21	USD	550	(15,943)	—	(15,943)
1 day BZDIOVER	At Termination	9.85%	At Termination	Citibank NA	01/02/23	BRL	307	5,656	—	5,656
5.36%	Quarterly	1 day IBRCOL	Quarterly	Citibank NA	02/12/23	COP	214,183	(576)	—	(576)
5.42%	Quarterly	1 day IBRCOL	Quarterly	Citibank NA	02/13/23	COP	214,183	(774)	—	(774)
5.40%	Quarterly	1 day IBRCOL	Quarterly	JP Morgan Chase Bank NA	02/14/23	COP	218,173	108	—	108
5.41%	Quarterly	1 day IBRCOL	Quarterly	JP Morgan Chase Bank NA	02/15/23	COP	218,173	85	—	85
5.40%	Quarterly	1 day IBRCOL	Quarterly	Citibank NA	02/23/23	COP	429,695	(1,362)	—	(1,362)
5.45%	Quarterly	1 day IBRCOL	Quarterly	Citibank NA	03/08/23	COP	418,039	(1,636)	—	(1,636)
5.47%	Quarterly	1 day IBRCOL	Quarterly	Citibank NA	03/09/23	COP	41,804	(172)	—	(172)
5.45%	Quarterly	1 day IBRCOL	Quarterly	Citibank NA	03/12/23	COP	161,337	(604)	—	(604)
5.73%	Monthly	28 day MXIBTIIE	Monthly	Bank of America NA	01/03/25	MXN	940	4,944	—	4,944
28 day MXIBTIIE	Monthly	6.43%	Monthly	Bank of America NA	06/06/25	MXN	836	(2,819)	—	(2,819)
28 day MXIBTIIE	Monthly	6.33%	Monthly	Citibank NA	07/17/25	MXN	1,010	(3,795)	—	(3,795)
6.31%	Monthly	28 day MXIBTIIE	Monthly	Deutsche Bank AG	08/11/25	MXN	3,807	14,695	—	14,695
28 day MXIBTIIE	Monthly	6.27%	Monthly	Bank of America NA	12/05/25	MXN	116	(481)	—	(481)

								$18,311	$—	$18,311

30

Schedule of Investments (continued) March 31, 2018	BlackRock Balanced Capital Portfolio

OTC Total Return — Volatility Swaps

Reference Entity	Volatility Strike Price (a)	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
USD Currency	8.90%	Deutsche Bank AG	02/26/19	USD	278	$215	$—	$215
USD Currency	8.90%	Deutsche Bank AG	02/26/19	USD	553	427	—	427

						$642	$—	$642

(a)	At expiration, the Fund receives the difference between the realized volatility and predefined volatility strike price multiplied by the notional amount.

The following reference rates, and their values as of period end, are used for security descriptions:

Reference index		Reference rate
1 day BZDIOVER	Overnight Brazil CETIP — Interbank Rate	0.02%
1 day IBRCOL	Colombian Overnight Interbank Reference Rate	4.27%
3 month JIBAR	Johannesburg Interbank Average Rate	6.87%
3 month LIBOR	London Interbank Offered Rate	2.31%
28 day MXIBTIIE	Mexico Interbank TIIE 28-Day	7.85%
6 month WIBOR	Warsaw Interbank Offered Rate	1.68%

31

Schedule of Investments (continued) March 31, 2018	BlackRock Balanced Capital Portfolio

Currency Abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan
CNY	Chinese Yuan
COP	Colombian Peso
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah

JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	New Russian Ruble
SEK	Swedish Krona
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Portfolio Abbreviations

ABS	Asset-Backed Security
BZDIOVER	Overnight Brazil CETIP — Interbank Rate
CDX	Credit Default Swap Index
CLO	Collateralized Loan Obligation
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
GO	General Obligation Bonds
LIBOR	London Interbank Offered Rate

MXIBTIIE	Mexican Equilibrium Interbank Interest Rate
OTC	Over-the-counter
RB	Revenue Bonds
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
TBA	To-be-announced
VRDN	Variable Rate Demand Notes
WIBOR	Warsaw Interbank Offered Rate

32

Schedule of Investments (continued) March 31, 2018	BlackRock Balanced Capital Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its Annual report.

The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$21,352,746	$753,541	$22,106,287
Common Stocks(a)	293,044,152	—	—	293,044,152
Corporate Bonds(a)	—	45,586,301	—	45,586,301
Foreign Agency Obligations	—	438,122	—	438,122
Foreign Government Obligations	—	7,449,858	—	7,449,858
Investment Companies	2,005,727	—	—	2,005,727
Municipal Bonds	—	7,805,037	—	7,805,037
Non-Agency Mortgage-Backed Securities	—	12,063,271	1,203,980	13,267,251
Preferred Securities
Banks	456,058	—	—	456,058
Capital Markets	—	89,470	—	89,470
Consumer Finance	—	14,737	—	14,737
Media	—	83,000	—	83,000
U.S. Government Sponsored Agency Securities	—	63,133,236	—	63,133,236
U.S. Treasury Obligations	—	17,787,662	—	17,787,662
Short-Term Securities:
Borrowed Bond Agreements	—	3,706,561	—	3,706,561
Foreign Government Obligations	—	3,876,817	—	3,876,817
Money Market Funds	48,422,552	—	—	48,422,552
Options Purchased:
Foreign currency exchange contracts	—	113,702	—	113,702
Interest rate contracts	—	8,462	—	8,462
Liabilities:
Borrowed Bonds	—	(3,723,514)	—	(3,723,514)
TBA Sale Commitments	—	(16,544,282)	—	(16,544,282)

Subtotal	$343,928,489	$163,241,186	$1,957,521	$509,127,196

Investments valued at NAV(b)				$4,666,595

Total Investments				$513,793,791

Derivative Financial Instruments(c)
Assets:
Credit contracts	$—	$25,039	$—	$25,039
Equity contracts	797,788	—	—	797,788
Foreign currency exchange contracts	—	126,462	—	126,462
Interest rate contracts	340,070	80,430	—	420,500
Liabilities:
Credit contracts	—	(18,883)	—	(18,883)
Equity contracts	(242,851)	—	—	(242,851)
Foreign currency exchange contracts	—	(226,955)	—	(226,955)
Interest rate contracts	(1,261,534)	(351,591)	—	(1,613,125)

Total	$(366,527)	$(365,498)	$—	$(732,025)

(a)	See above Schedule of Investments for values in each industry.
(b)	As of March 31, 2018, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)	Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts, and options written. Swaps, futures contracts, and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

During the period ended March 31, 2018, there were no transfers between Levels.

33

Schedule of Investments (unaudited) March 31, 2018	BlackRock Capital Appreciation Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 98.9%
Aerospace & Defense — 1.0%
TransDigm Group, Inc.(a)	5,835	1,790,995

Automobiles — 0.6%
Tesla, Inc.(a)(b)	4,000	1,064,520

Banks — 3.5%
Bank of America Corp.	151,384	4,540,006
First Republic Bank	18,602	1,722,731

		6,262,737
Beverages — 3.4%
Constellation Brands, Inc., Class A	19,338	4,407,517
Dr Pepper Snapple Group, Inc.	13,889	1,644,180

		6,051,697
Biotechnology — 2.0%(b)
Alexion Pharmaceuticals, Inc.(a)	17,103	1,906,300
Vertex Pharmaceuticals, Inc.	10,472	1,706,727

		3,613,027
Capital Markets — 1.5%
S&P Global, Inc.	13,811	2,638,730

Chemicals — 2.1%
DowDuPont, Inc.	22,219	1,415,573
Sherwin-Williams Co. (The)	5,776	2,264,885

		3,680,458
Construction Materials — 1.2%
Vulcan Materials Co.(a)	19,578	2,235,220

Diversified Financial Services — 1.7%
Berkshire Hathaway, Inc., Class B(b)	15,143	3,020,726

Diversified Telecommunication Services — 0.4%
Zayo Group Holdings, Inc.(b)	21,478	733,689

Electrical Equipment — 0.5%
Rockwell Automation, Inc.	5,119	891,730

Electronic Equipment, Instruments & Components — 0.6%
Flex Ltd.(b)	62,909	1,027,304

Health Care Equipment & Supplies — 3.2%
Becton Dickinson and Co.	12,098	2,621,637
Boston Scientific Corp.(b)	111,272	3,039,951

		5,661,588
Health Care Providers & Services — 4.3%
UnitedHealth Group, Inc.	36,100	7,725,400

Hotels, Restaurants & Leisure — 1.1%
Domino’s Pizza, Inc.	8,504	1,986,194

Household Durables — 0.7%
Mohawk Industries, Inc.(b)	5,590	1,298,110

Industrial Conglomerates — 2.0%
Honeywell International, Inc.	11,699	1,690,622
Roper Technologies, Inc.	6,562	1,841,888

		3,532,510
Internet & Direct Marketing Retail — 15.2%(b)
Amazon.com, Inc.	10,331	14,952,470
Booking Holdings, Inc.	3,089	6,426,325
Netflix, Inc.	19,530	5,768,185

		27,146,980
Internet Software & Services — 14.8%
Alibaba Group Holding Ltd., ADR(b)	7,281	1,336,355
Alphabet, Inc., Class A(b)	8,655	8,976,447
CoStar Group, Inc.(b)	5,799	2,103,181

Security	Shares	Value
Internet Software & Services — 14.8% (continued)
Facebook, Inc., Class A(b)	32,012	5,115,197
MercadoLibre, Inc.	7,143	2,545,694
Tencent Holdings Ltd.	117,800	6,323,453

		26,400,327
IT Services — 8.1%
Mastercard, Inc., Class A	18,063	3,163,915
PayPal Holdings, Inc.(b)	37,693	2,859,768
Visa, Inc., Class A	69,735	8,341,701

		14,365,384
Life Sciences Tools & Services — 1.5%
Illumina, Inc.(b)	11,165	2,639,629

Machinery — 0.6%
Caterpillar, Inc.	7,744	1,141,311

Pharmaceuticals — 1.0%
Zoetis, Inc.(a)	21,695	1,811,749

Professional Services — 1.3%
Equifax, Inc.	20,377	2,400,614

Road & Rail — 2.1%
Union Pacific Corp.	27,922	3,753,554

Semiconductors & Semiconductor Equipment — 5.6%
Applied Materials, Inc.	35,133	1,953,746
ASML Holding NV (Registered), NYRS(a)	14,352	2,849,733
Broadcom Ltd.	9,014	2,124,149
NVIDIA Corp.	12,937	2,996,080

		9,923,708
Software — 13.9%
Activision Blizzard, Inc.	21,679	1,462,465
Adobe Systems, Inc.(b)	18,266	3,946,917
Autodesk, Inc.(b)	23,317	2,928,149
Electronic Arts, Inc.(b)	26,052	3,158,545
Microsoft Corp.	112,294	10,249,073
salesforce.com, Inc.(b)	17,840	2,074,792
Workday, Inc., Class A(b)	8,209	1,043,446

		24,863,387
Specialty Retail — 3.5%
Home Depot, Inc. (The)	15,513	2,765,037
Ulta Beauty, Inc.(b)	16,648	3,400,687

		6,165,724
Textiles, Apparel & Luxury Goods — 1.5%
NIKE, Inc., Class B	39,107	2,598,269

Total Common Stocks — 98.9% (Cost: $123,200,347)		176,425,271

Preferred Stocks — 0.6%
Software — 0.6%
Palantir Technologies, Inc., Series I (Acquired 02/11/14, cost $1,152,906)(b)(c)(d)	188,076	1,036,299

Total Preferred Stocks — 0.6% (Cost: $1,152,906)		1,036,299

Total Long-Term Investments — 99.5% (Cost: $124,353,253)		177,461,570

Short-Term Securities — 5.1%(e)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.53%(g)	1,138,488	1,138,488
JPMorgan US Treasury Plus Money Market Fund, Agency Class, 1.49%	60,247	60,247
SL Liquidity Series, LLC, Money Market Series, 1.87%(f)(g)	7,861,740	7,860,954

1

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Capital Appreciation Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Software — 0.6% (continued)
Total Short-Term Securities — 5.1% (Cost: $9,060,107)		9,059,689

Total Investments — 104.6% (Cost: $133,413,360)		186,521,259

Liabilities in Excess of Other Assets — (4.6)%		(8,268,726)

Net Assets — 100.0%		$178,252,533

(a)	Security, or a portion of the security, is on loan.
(b)	Non-income producing security.
(c)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,036,299, representing 0.58% of its net assets as of period end, and an original cost of $1,152,906.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Annualized 7-day yield as of period end.
(f)	Security was purchased with the cash collateral from loaned securities.
(g)	During the period ended March 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/17	Net Activity	Shares Held at 03/31/18	Value at 03/31/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	221,423	917,065	1,138,488	$1,138,488	$4,307		$—	$—
SL Liquidity Series, LLC, Money Market Series	8,905,737	(1,043,997)	7,861,740	7,860,954	4,320	(b)	(264)	(96)

				$8,999,442	$8,627		$(264)	$(96)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease

Portfolio Abbreviations
ADR	American Depositary Receipts
NYRS	New York Registered Shares
S&P	Standard & Poor’s

2

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Capital Appreciation Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$1,790,995	$—	$—	$1,790,995
Automobiles	1,064,520	—	—	1,064,520
Banks	6,262,737	—	—	6,262,737
Beverages	6,051,697	—	—	6,051,697
Biotechnology	3,613,027	—	—	3,613,027
Capital Markets	2,638,730	—	—	2,638,730
Chemicals	3,680,458	—	—	3,680,458
Construction Materials	2,235,220	—	—	2,235,220
Diversified Financial Services	3,020,726	—	—	3,020,726
Diversified Telecommunication Services	733,689	—	—	733,689
Electrical Equipment	891,730	—	—	891,730
Electronic Equipment, Instruments & Components	1,027,304	—	—	1,027,304
Health Care Equipment & Supplies	5,661,588	—	—	5,661,588
Health Care Providers & Services	7,725,400	—	—	7,725,400
Hotels, Restaurants & Leisure	1,986,194	—	—	1,986,194
Household Durables	1,298,110	—	—	1,298,110
Industrial Conglomerates	3,532,510	—	—	3,532,510
Internet & Direct Marketing Retail	27,146,980	—	—	27,146,980
Internet Software & Services	20,076,874	6,323,453	—	26,400,327
IT Services	14,365,384	—	—	14,365,384
Life Sciences Tools & Services	2,639,629	—	—	2,639,629
Machinery	1,141,311	—	—	1,141,311
Pharmaceuticals	1,811,749	—	—	1,811,749
Professional Services	2,400,614	—	—	2,400,614
Road & Rail	3,753,554	—	—	3,753,554
Semiconductors & Semiconductor Equipment	9,923,708	—	—	9,923,708
Software	24,863,387	—	—	24,863,387
Specialty Retail	6,165,724	—	—	6,165,724
Textiles, Apparel & Luxury Goods	2,598,269	—	—	2,598,269
Preferred Stocks	—	—	1,036,299	1,036,299
Short-Term Securities	1,198,735	—	—	1,198,735

Subtotal	$171,300,553	$6,323,453	$1,036,299	$178,660,305

Investments valued at NAV(a)				7,860,954

Total Investments				$186,521,259

3

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Capital Appreciation Portfolio

(a)	As of March 31, 2018, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended March 31, 2018, there were no transfers between Level 1 and Level 2.

4

Consolidated Schedule of Investments March 31, 2018	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 55.5%

Australia — 0.0%
AGL Energy Ltd.	93	$1,559
BHP Billiton Ltd.	125	2,771
National Australia Bank Ltd.	84	1,854
Rio Tinto Ltd.	67	3,796
Rio Tinto plc	64	3,248
Stockland	464	1,440
Telstra Corp. Ltd.	315	762
Wesfarmers Ltd.	36	1,154
Woodside Petroleum Ltd.	71	1,610
Woolworths Group Ltd.	160	3,247

		21,441
Belgium — 0.5%
Anheuser-Busch InBev SA	8,503	934,878
KBC Group NV	1	87

		934,965
Brazil — 0.3%
Azul SA, ADR(a)(b)	17,776	617,716
Banco do Brasil SA(a)	191	2,392
Banco Santander Brasil SA	100	1,211
JBS SA	628	1,777
Vale SA(a)	247	3,173

		626,269
Canada — 0.4%
Bank of Nova Scotia (The)	80	4,928
Barrick Gold Corp.	95	1,183
Canadian National Railway Co.	3	219
Canadian Natural Resources Ltd.	25	786
Encana Corp.	66,441	730,851
Magna International, Inc.	73	4,112
Manulife Financial Corp.	149	2,766
Platinum Group Metals Ltd.(a)(b)	45,651	13,392
Royal Bank of Canada	128	9,888
Suncor Energy, Inc.	94	3,246
Teck Resources Ltd., Class B	113	2,910
Thomson Reuters Corp.	32	1,237
Toronto-Dominion Bank (The)	13	738

		776,256
China — 0.7%
Agricultural Bank of China Ltd., Class H	6,000	3,445
Alibaba Group Holding Ltd., ADR(a)(b)	6,318	1,159,606
Bank of China Ltd., Class H	6,000	3,277
Bank of Communications Co. Ltd., Class H	1,000	790
Brilliance China Automotive Holdings Ltd.	70,000	147,790
China Construction Bank Corp., Class H	4,000	4,178
China Mobile Ltd.	500	4,583
China Resources Power Holdings Co. Ltd.	2,000	3,667
China Telecom Corp. Ltd., Class H	2,000	887
CLP Holdings Ltd.	8,500	86,666
CNOOC Ltd.	3,000	4,442
Country Garden Holdings Co. Ltd.	1,000	2,088
Dongfeng Motor Group Co. Ltd., Class H	2,000	2,335
Industrial & Commercial Bank of China Ltd., Class H	4,000	3,486
Longfor Properties Co. Ltd.	500	1,542
New Oriental Education & Technology Group, Inc., ADR	49	4,295
Tencent Holdings Ltd.	100	5,368
Want Want China Holdings Ltd.	78,000	62,752
Yum China Holdings, Inc.	6	249

		1,501,446
Czech Republic — 0.0%
CEZ A/S	3,807	94,787

Security	Shares	Value
Denmark — 0.0%
Carlsberg A/S, Class B	1	$119
Danske Bank A/S	128	4,796

		4,915
Finland — 0.2%
Nokia OYJ	55,324	305,506

France — 2.0%
AXA SA	16,511	438,912
BNP Paribas SA	62	4,598
Cie de Saint-Gobain	130	6,865
Credit Agricole SA	85	1,386
Danone SA	18,902	1,532,617
Dassault Aviation SA	226	431,754
Eiffage SA	359	40,887
Engie SA	103	1,720
Safran SA	6,492	688,994
Sanofi	4,148	332,836
Societe Generale SA	50	2,715
Thales SA	12	1,462
TOTAL SA	134	7,681
TOTAL SA, ADR	345	19,903
Unibail-Rodamco SE	2,249	514,001

		4,026,331
Germany — 1.0%
adidas AG	2	487
Allianz SE (Registered)	21	4,747
BASF SE	30	3,043
Bayer AG (Registered)	13,366	1,506,800
Deutsche Post AG (Registered)	123	5,387
GEA Group AG	5,149	218,970
Innogy SE(c)	7,056	334,449
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	2	465
SAP SE	97	10,183

		2,084,531
Hong Kong — 0.8%
CK Infrastructure Holdings Ltd.	7,500	61,472
Hang Lung Properties Ltd.	23,000	53,982
HKT Trust & HKT Ltd.(d)	41,000	51,692
Hong Kong Exchanges & Clearing Ltd.	100	3,294
I-CABLE Communications Ltd.(a)	7,664	196
Jardine Matheson Holdings Ltd.	1,500	92,439
Link REIT	9,500	81,431
Power Assets Holdings Ltd.	6,500	58,067
Sino Land Co. Ltd.	28,000	45,384
Sun Hung Kai Properties Ltd.	58,666	931,204
Swire Pacific Ltd., Class A	6,500	65,823
WH Group Ltd.(c)	3,000	3,214
Wharf Holdings Ltd. (The)	12,000	41,548
Wharf Real Estate Investment Co. Ltd.(a)	9,000	58,827

		1,548,573
India — 1.2%
Aurobindo Pharma Ltd.	164	1,413
Coal India Ltd.	15,282	66,690
GAIL India Ltd.	292	1,479
HCL Technologies Ltd.	100	1,485
Hero MotoCorp Ltd.	1,593	86,962
Hindustan Petroleum Corp. Ltd.	487	2,597
Hindustan Unilever Ltd.	198	4,065
Housing Development Finance Corp. Ltd.	15,506	436,775
Indian Oil Corp. Ltd.	252	687

1

Consolidated Schedule of Investments (continued) March 31, 2018	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
India (continued)
Kotak Mahindra Bank Ltd.	24,236	$391,389
Maruti Suzuki India Ltd.	2,175	297,149
Oil & Natural Gas Corp. Ltd.	20,148	55,284
Reliance Industries Ltd.	62,584	854,233
SBI Life Insurance Co. Ltd.(a)(c)	2,373	24,739
State Bank of India	48,768	188,332
Tata Motors Ltd.(a)	44	223
Tata Motors Ltd., Class A(a)	206	584
Vedanta Ltd.	280	1,197
Yes Bank Ltd.	24,401	115,229

		2,530,512
Indonesia — 0.1%
Siloam International Hospitals Tbk. PT(a)	302,732	176,262

Ireland — 0.0%
Experian plc	15	325
Medtronic plc	788	63,213

		63,538
Israel — 0.0%
Check Point Software Technologies Ltd.(a)	38	3,775

Italy — 1.1%
Atlantia SpA	12	372
Ei Towers SpA	6,159	345,286
Enel SpA	85,278	521,834
Intesa Sanpaolo SpA	216	786
Luxottica Group SpA	8,563	531,973
RAI Way SpA(c)	42,165	233,637
Snam SpA	6,819	31,346
Telecom Italia SpA(a)	584,063	552,989
UniCredit SpA(a)	78	1,630

		2,219,853
Japan — 9.1%
Aisin Seiki Co. Ltd.	4,620	252,127
Ajinomoto Co., Inc.	26,700	484,878
Alfresa Holdings Corp.	2,000	45,162
Alpine Electronics, Inc.	1,400	26,480
Asahi Kasei Corp.	26,200	350,185
Astellas Pharma, Inc.	59,350	907,817
Bridgestone Corp.	16,700	734,697
Canon Marketing Japan, Inc.	1,700	45,992
COMSYS Holdings Corp.	2,100	55,831
Daicel Corp.	7,800	85,652
Daikin Industries Ltd.	2,700	299,952
Denso Corp.	11,130	612,200
Dowa Holdings Co. Ltd.	1,000	35,784
East Japan Railway Co.	11,227	1,049,656
Exedy Corp.	1,200	37,969
Fujitsu Ltd.	1,000	6,077
GS Yuasa Corp.	8,000	43,461
Hino Motors Ltd.	3,600	46,816
Hitachi Chemical Co. Ltd.	7,800	174,252
Hitachi Ltd.	1,000	7,284
Hoya Corp.	13,801	697,125
Japan Airlines Co. Ltd.	23,700	964,973
Japan Aviation Electronics Industry Ltd.	2,000	28,434
Kamigumi Co. Ltd.	1,900	42,592
KDDI Corp.	2,800	72,112
Keyence Corp.	200	124,932
Kinden Corp.	6,400	107,057
Koito Manufacturing Co. Ltd.	4,300	300,287
Komatsu Ltd.	13,800	462,286

Security	Shares	Value
Japan (continued)
Kubota Corp.	9,580	$168,873
Kuraray Co. Ltd.	2,600	45,080
Kyudenko Corp.	1,000	49,124
Kyushu Railway Co.	7,300	227,736
Mabuchi Motor Co. Ltd.	1,500	74,622
Maeda Road Construction Co. Ltd.	2,000	40,179
Marubeni Corp.	400	2,921
Mazda Motor Corp.	100	1,337
Medipal Holdings Corp.	2,400	50,090
Mitsubishi Chemical Holdings Corp.	100	974
Mitsubishi Electric Corp.	48,500	787,182
Mitsubishi Tanabe Pharma Corp.	100	2,020
Mitsubishi UFJ Financial Group, Inc.	300	1,994
MS&AD Insurance Group Holdings, Inc.	100	3,106
Murata Manufacturing Co. Ltd.	5,640	778,501
Nichias Corp.	3,000	38,096
Nippo Corp.	2,000	45,087
Nippon Telegraph & Telephone Corp.	1,420	66,247
Nippon Television Holdings, Inc.	4,800	84,340
Nitto Denko Corp.	5,100	385,454
Nomura Holdings, Inc.	100	583
Okumura Corp.	2,254	88,112
Olympus Corp.	100	3,824
Otsuka Holdings Co. Ltd.	800	40,128
Panasonic Corp.	200	2,872
Rakuten, Inc.	200	1,653
Renesas Electronics Corp.(a)	14,400	144,760
Resona Holdings, Inc.	600	3,225
Rohm Co. Ltd.	5,760	546,744
Seino Holdings Co. Ltd.	2,700	49,891
Seven & i Holdings Co. Ltd.	700	29,983
Shimamura Co. Ltd.	400	49,875
Shin-Etsu Chemical Co. Ltd.	9,120	951,300
Shionogi & Co. Ltd.	100	5,207
Sony Corp.	100	4,920
Stanley Electric Co. Ltd.	1,200	45,056
Subaru Corp.	12,660	419,081
Sumitomo Electric Industries Ltd.	15,000	229,253
Sumitomo Mitsui Financial Group, Inc.	20,600	873,940
Suzuken Co. Ltd.	1,000	42,078
Suzuki Motor Corp.	18,361	996,880
Taisei Corp.	100	5,129
Toagosei Co. Ltd.	2,500	29,578
Toda Corp.	11,000	79,952
Toho Co. Ltd.	1,600	53,256
Tokio Marine Holdings, Inc.	9,802	444,451
Tokyo Gas Co. Ltd.	29,216	780,657
Tokyo Steel Manufacturing Co. Ltd.	7,200	58,073
Toray Industries, Inc.	28,300	269,202
Toshiba Corp.(a)	1,000	2,917
Toyota Industries Corp.	12,414	750,480
TV Asahi Holdings Corp.	3,400	75,159
Ube Industries Ltd.	10,460	306,504
Unicharm Corp.	100	2,884
West Japan Railway Co.	3,900	276,497
Yamato Kogyo Co. Ltd.	1,400	38,632

		18,657,769
Macau — 0.0%
Sands China Ltd.	400	2,174

Malaysia — 0.0%
Malaysia Airports Holdings Bhd.	4,600	10,548

2

Consolidated Schedule of Investments (continued) March 31, 2018	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Mexico — 0.0%
Banco Santander Mexico SA, Class B	867	$1,247
Cemex SAB de CV(a)	7,424	4,912
Grupo Financiero Banorte SAB de CV, Class O	300	1,834

		7,993
Netherlands — 2.1%
ABN AMRO Group NV, CVA(c)	18,163	547,676
ING Groep NV	37,592	634,373
Koninklijke Ahold Delhaize NV	19	450
Koninklijke Philips NV	47,496	1,818,718
Royal Dutch Shell plc, Class A	18,784	598,398
Royal Dutch Shell plc, Class B	218	7,015
Royal Dutch Shell plc, ADR, Class A	12,013	766,549
Unilever NV, CVA	37	2,088

		4,375,267
Norway — 0.0%
DNB ASA	83	1,635
Telenor ASA	133	3,024

		4,659
Poland — 0.0%
PGE Polska Grupa Energetyczna SA(a)	795	2,304
Polski Koncern Naftowy ORLEN SA	28	689

		2,993
Portugal — 0.1%
Jeronimo Martins SGPS SA	1,987	36,141
NOS SGPS SA	27,016	159,229

		195,370
Singapore — 0.3%
CapitaLand Ltd.	151,100	413,786
ComfortDelGro Corp. Ltd.	33,700	52,903
Genting Singapore plc	7,100	5,889
Singapore Telecommunications Ltd.	33,500	86,520

		559,098
South Africa — 0.0%
Naspers Ltd., Class N	7	1,713
Tiger Brands Ltd.	121	3,787

		5,500
South Korea — 0.6%
Amorepacific Corp.	671	193,905
Coway Co. Ltd.	756	62,273
Doosan Bobcat, Inc.	10,120	301,819
Hana Financial Group, Inc.	54	2,327
Industrial Bank of Korea	151	2,224
KT&G Corp.	3,900	366,853
LG Chem Ltd.	295	107,684
LG Household & Health Care Ltd.	91	102,037
Lotte Chemical Corp.	1	410
POSCO	308	98,314
Samsung Electronics Co. Ltd.	4	9,346
Shinhan Financial Group Co. Ltd.	7	299
SK Hynix, Inc.	40	3,064
SK Innovation Co. Ltd.	8	1,590
SK Telecom Co. Ltd.	335	72,640
Woori Bank	88	1,196

		1,325,981
Spain — 0.3%
Aena SME SA(c)	18	3,630
Amadeus IT Group SA	41	3,034
Banco Bilbao Vizcaya Argentaria SA	296	2,344
CaixaBank SA	459	2,188

Security	Shares	Value
Spain (continued)
Cellnex Telecom SA(c)	25,325	$677,037
Repsol SA	82	1,458
Telefonica SA	83	822

		690,513
Sweden — 0.0%
Sandvik AB	209	3,829
Skandinaviska Enskilda Banken AB, Class A	243	2,553
Volvo AB, Class B	354	6,480

		12,862
Switzerland — 1.2%
ABB Ltd. (Registered)	263	6,254
Glencore plc(a)	158	785
Nestle SA (Registered)	15,632	1,235,577
Novartis AG (Registered)	45	3,640
Roche Holding AG	28	6,423
Swatch Group AG (The) (Registered)	34	2,851
Swiss Re AG	14	1,429
UBS Group AG (Registered)(a)	62,702	1,104,742
Zurich Insurance Group AG(a)	4	1,319

		2,363,020
Taiwan — 0.8%
Cathay Financial Holding Co. Ltd.	47,000	84,279
Cheng Shin Rubber Industry Co. Ltd.	26,341	43,023
Chunghwa Telecom Co. Ltd.	111,000	427,724
Far EasTone Telecommunications Co. Ltd.	67,000	177,384
Formosa Chemicals & Fibre Corp.	17,000	64,188
Formosa Petrochemical Corp.	12,000	49,287
Formosa Plastics Corp.	18,000	64,108
Fubon Financial Holding Co. Ltd.	52,000	90,090
Hon Hai Precision Industry Co. Ltd.	28,200	87,955
Nan Ya Plastics Corp.	23,000	65,127
Pegatron Corp.	2,000	5,034
Taiwan Mobile Co. Ltd.	57,000	213,644
Taiwan Semiconductor Manufacturing Co. Ltd.	12,000	101,642
Uni-President Enterprises Corp.	46,000	108,631

		1,582,116
Thailand — 0.2%
Advanced Info Service PCL	17,800	117,550
Intouch Holdings PCL, Class F	44,800	85,961
PTT Global Chemical PCL	37,500	113,990
Siam Cement PCL (The)	5,600	88,655
Thai Oil PCL	18,800	54,798

		460,954
Turkey — 0.0%
Akbank Turk A/S	154	375
BIM Birlesik Magazalar A/S	6	109
Tupras Turkiye Petrol Rafinerileri A/S	23	642
Turkiye Halk Bankasi A/S	494	1,139

		2,265
United Arab Emirates — 0.5%
NMC Health plc	20,158	961,230

United Kingdom — 1.8%
Anglo American plc	35	815
Aon plc	8	1,123
Associated British Foods plc	35	1,224
Aviva plc	142	991
BAE Systems plc	323	2,643
Barclays plc	316	923
Berkeley Group Holdings plc	5,572	296,205
BP plc	225	1,518

3

Consolidated Schedule of Investments (continued) March 31, 2018	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
United Kingdom (continued)
Centrica plc	900	$1,795
Diageo plc	23	778
GlaxoSmithKline plc	267	5,185
GW Pharmaceuticals plc, ADR(a)(b)	1,218	137,232
HSBC Holdings plc	106,838	1,003,285
Imperial Brands plc	89	3,030
International Consolidated Airlines Group SA	234	2,026
Legal & General Group plc	877	3,177
Liberty Global plc, Class A(a)	12,589	394,161
Liberty Global plc, Class C(a)	88	2,678
Lloyds Banking Group plc	7,470	6,795
National Grid plc	1,956	22,018
Prudential plc	27	675
SSE plc	23	413
Vodafone Group plc	555,593	1,520,120
Vodafone Group plc, ADR	10,055	279,730

		3,688,540
United States — 30.2%
3M Co.	115	25,245
AbbVie, Inc.	419	39,658
Acadia Healthcare Co., Inc.(a)(b)	9,064	355,127
Accenture plc, Class A	261	40,063
Activision Blizzard, Inc.	3,345	225,654
Adobe Systems, Inc.(a)	260	56,181
Aetna, Inc.	264	44,616
Agilent Technologies, Inc.	28	1,873
Air Products & Chemicals, Inc.	8,939	1,421,569
Allergan plc	2	337
Alliance Data Systems Corp.	80	17,029
Allstate Corp. (The)	13	1,232
Ally Financial, Inc.	545	14,797
Alphabet, Inc., Class A(a)	12	12,446
Alphabet, Inc., Class C(a)	1,998	2,061,516
Amazon.com, Inc.(a)	1,726	2,498,109
Amdocs Ltd.	534	35,628
American Express Co.	18	1,679
American International Group, Inc.	71	3,864
American Tower Corp.	316	45,927
Ameriprise Financial, Inc.	174	25,742
AmerisourceBergen Corp.	18	1,552
Amgen, Inc.	257	43,813
Anadarko Petroleum Corp.	19,145	1,156,549
Anthem, Inc.	4,462	980,301
Apple, Inc.	27,558	4,623,681
Applied Materials, Inc.	120	6,673
Archer-Daniels-Midland Co.	13	564
AT&T, Inc.	81	2,888
Automatic Data Processing, Inc.	24	2,723
Bank of America Corp.	61,140	1,833,589
Bank of New York Mellon Corp. (The)	342	17,623
Baxter International, Inc.	1,213	78,893
Berkshire Hathaway, Inc., Class B(a)	490	97,745
Biogen, Inc.(a)	809	221,520
Boeing Co. (The)	169	55,412
Booking Holdings, Inc.(a)	2	4,161
Boston Scientific Corp.(a)	47	1,284
Bristol-Myers Squibb Co.	4	253
Broadcom Ltd.	3	707
CA, Inc.	151	5,119
Capital One Financial Corp.	298	28,554
Carnival Corp.	103	6,755
Caterpillar, Inc.	113	16,654
Celgene Corp.(a)	94	8,386
Charles Schwab Corp. (The)(b)	23,667	1,235,891

Security	Shares	Value
United States (continued)
Charter Communications, Inc., Class A(a)	2,152	$669,745
Chevron Corp.	150	17,106
Chubb Ltd.	4,175	571,015
Cigna Corp.	27	4,529
Cisco Systems, Inc.	204	8,750
Citigroup, Inc.	15,833	1,068,727
Cloudera, Inc.(a)	27,602	595,651
CME Group, Inc.	4	647
Coca-Cola Co. (The)	60	2,606
Cognizant Technology Solutions Corp., Class A	49	3,944
Colgate-Palmolive Co.	750	53,760
Comcast Corp., Class A	67,896	2,320,006
Conagra Brands, Inc.	192	7,081
ConocoPhillips	87	5,158
Constellation Brands, Inc., Class A	177	40,342
Corning, Inc.	58	1,617
Costco Wholesale Corp.	15	2,826
Crown Holdings, Inc.(a)	411	20,858
Cummins, Inc.	99	16,047
CVS Health Corp.	14,945	929,728
Danaher Corp.	6	587
Dave & Buster’s Entertainment, Inc.(a)	5,673	236,791
Dell Technologies, Inc., Class V(a)	65	4,759
Delta Air Lines, Inc.	354	19,403
Devon Energy Corp.	23	731
Discover Financial Services	431	31,002
DISH Network Corp., Class A(a)	4,283	162,283
Dollar General Corp.	28	2,619
Dominion Energy, Inc.	1,047	70,599
DowDuPont, Inc.	27,938	1,779,930
Dropbox, Inc., Class A(a)	3,770	117,812
Dropbox, Inc., Class B(a)(f)	24,291	722,424
DXC Technology Co.	32	3,217
Eaton Corp. plc	27	2,158
eBay, Inc.(a)	249	10,020
Edgewell Personal Care Co.(a)(b)	9,695	473,310
Edwards Lifesciences Corp.(a)	9	1,256
Electronic Arts, Inc.(a)	2,358	285,884
Eli Lilly & Co.	8	619
Emerson Electric Co.	33	2,254
EQT Corp.	1,408	66,894
Equity Residential	25	1,540
Estee Lauder Cos., Inc. (The), Class A	5	749
Expedia Group, Inc.	13	1,435
Express Scripts Holding Co.(a)	96	6,632
Exxon Mobil Corp.	128	9,550
Facebook, Inc., Class A(a)	12,392	1,980,118
Fieldwood Energy LLC(a)(e)	1,733	40,431
Fifth Third Bancorp	759	24,098
FleetCor Technologies, Inc.(a)	4,756	963,090
Ford Motor Co.	112	1,241
Fortune Brands Home & Security, Inc.	4,493	264,593
Franklin Resources, Inc.	61	2,115
General Dynamics Corp.	162	35,786
General Electric Co.	59,548	802,707
General Mills, Inc.	68	3,064
General Motors Co.	109	3,961
Gilead Sciences, Inc.	15,821	1,192,745
Global Payments, Inc.	2,192	244,452
Goldman Sachs Group, Inc. (The)	2,705	681,281
Goodyear Tire & Rubber Co. (The)	382	10,154
Halliburton Co.	75	3,520
Hartford Financial Services Group, Inc. (The)	1,158	59,660
HCA Healthcare, Inc.	12,180	1,181,460
HCP, Inc.	91	2,114

4

Consolidated Schedule of Investments (continued) March 31, 2018	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
United States (continued)
Helmerich & Payne, Inc.(b)	315	$20,966
Hewlett Packard Enterprise Co.	81	1,421
Home Depot, Inc. (The)	316	56,324
HP, Inc.	226	4,954
Humana, Inc.	3	806
Huntsman Corp.	389	11,378
Illinois Tool Works, Inc.	154	24,126
Illumina, Inc.(a)	6	1,418
Ingersoll-Rand plc	41	3,506
Intel Corp.	824	42,914
Intercontinental Exchange, Inc.	3	218
International Business Machines Corp.	4,626	709,767
International Paper Co.	570	30,455
Intuit, Inc.	272	47,151
Intuitive Surgical, Inc.(a)	2	826
Jawbone Health Hub, Inc. (Acquired 01/24/17, cost $0)(a)(e)(f)	6,968	—
Johnson & Johnson	3,926	503,117
JPMorgan Chase & Co.	5,901	648,933
Kimberly-Clark Corp.	14	1,542
Kinder Morgan, Inc.	35	527
KLA-Tencor Corp.	293	31,940
Kohl’s Corp.	222	14,543
Lam Research Corp.	12	2,438
Las Vegas Sands Corp.	84	6,040
Lear Corp.	167	31,077
Liberty Broadband Corp., Class A(a)	1,311	111,173
Liberty Broadband Corp., Class C(a)	4,158	356,299
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	4,699	193,129
Liberty Media Corp.-Liberty SiriusXM, Class C(a)	7,875	321,694
Lockheed Martin Corp.	6	2,028
Lookout, Inc. (Acquired 03/04/15, cost $16,643)(a)(e)(f)	1,457	758
Lowe’s Cos., Inc.	1,106	97,051
LyondellBasell Industries NV, Class A	9	951
ManpowerGroup, Inc.	153	17,610
Marathon Petroleum Corp.	708	51,762
Marsh & McLennan Cos., Inc.	5,075	419,144
Masco Corp.	972	39,308
Mastercard, Inc., Class A	618	108,249
McDonald’s Corp.	214	33,465
McKesson Corp.	110	15,496
Merck & Co., Inc.	797	43,413
MetLife, Inc.	12,376	567,935
MGM Resorts International	15,578	545,542
Micron Technology, Inc.(a)	432	22,524
Microsoft Corp.	42,093	3,841,828
Mohawk Industries, Inc.(a)	4,274	992,508
Mondelez International, Inc., Class A	1,462	61,009
Monster Beverage Corp.(a)	3	172
Morgan Stanley	26,595	1,435,066
Motorola Solutions, Inc.	37	3,896
NextEra Energy Partners LP(b)	7,027	281,010
NextEra Energy, Inc.	6,509	1,063,115
Norfolk Southern Corp.	5	679
Northrop Grumman Corp.	218	76,108
NVIDIA Corp.	10	2,316
ONEOK, Inc.	4	228
Oracle Corp.	169	7,732
O’Reilly Automotive, Inc.(a)(b)	3,873	958,103
PACCAR, Inc.	25	1,654
Packaging Corp. of America	343	38,656
PepsiCo, Inc.	737	80,444
Pfizer, Inc.	40,569	1,439,794
PG&E Corp.	28	1,230
Philip Morris International, Inc.	55	5,467

Security	Shares	Value
United States (continued)
Phillips 66	311	$29,831
Pioneer Natural Resources Co.	1,417	243,412
Praxair, Inc.	1	144
Procter & Gamble Co. (The)	5,415	429,301
Prudential Financial, Inc.	241	24,956
Pure Storage, Inc., Class A(a)	24,949	497,733
PVH Corp.	127	19,232
QUALCOMM, Inc.	26,825	1,486,373
Raytheon Co.	293	63,235
Reinsurance Group of America, Inc.	185	28,490
Rockwell Automation, Inc.	142	24,736
Ross Stores, Inc.	163	12,711
Royal Caribbean Cruises Ltd.	164	19,309
Schlumberger Ltd.	4,492	290,992
Sempra Energy	5,634	626,613
Snap, Inc., Class A(a)(b)	21,488	341,015
St. Joe Co. (The)(a)	18,496	348,650
Starbucks Corp.	20	1,158
State Street Corp.	171	17,054
Stryker Corp.	480	77,242
SunTrust Banks, Inc.	9,948	676,862
Symantec Corp.	40	1,034
Sysco Corp.	44	2,638
Target Corp.	112	7,776
Tenet Healthcare Corp.(a)	15,642	379,318
TESARO, Inc.(a)(b)	2,069	118,223
Texas Instruments, Inc.	63	6,545
Thermo Fisher Scientific, Inc.	223	46,041
TJX Cos., Inc. (The)	3,088	251,857
Travelers Cos., Inc. (The)	624	86,649
TripAdvisor, Inc.(a)(b)	8,484	346,911
Tyson Foods, Inc., Class A	270	19,761
United Continental Holdings, Inc.(a)	13,647	948,057
United Rentals, Inc.(a)	216	37,310
United Technologies Corp.	8	1,007
UnitedHealth Group, Inc.	488	104,432
Valero Energy Corp.	650	60,300
VeriSign, Inc.(a)(b)	346	41,022
Verizon Communications, Inc.	1,328	63,505
VF Corp.	42	3,113
Visa, Inc., Class A	679	81,222
Vistra Energy Corp.(a)(b)	5,434	113,190
VMware, Inc., Class A(a)	43	5,215
Vornado Realty Trust	12	808
WABCO Holdings, Inc.(a)	177	23,695
Walgreens Boots Alliance, Inc.	94	6,154
Walmart, Inc.	82	7,295
Walt Disney Co. (The)	29	2,913
Waste Management, Inc.	26	2,187
Wells Fargo & Co.	80	4,193
Western Digital Corp.	233	21,499
WestRock Co.	5,640	361,919
Williams Cos., Inc. (The)	60,396	1,501,445
Williams-Sonoma, Inc.	5,871	309,754
Wyndham Worldwide Corp.	331	37,876
Wynn Resorts Ltd.	70	12,765
Yum Brands, Inc.	41	3,490
Zimmer Biomet Holdings, Inc.	5,718	623,491
Zynga, Inc., Class A(a)	27,098	99,179

		61,648,544

Total Common Stocks — 55.5% (Cost: $97,764,896)		113,476,356

5

Consolidated Schedule of Investments (continued) March 31, 2018	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Corporate Bonds — 2.7%

Australia — 0.2%
Quintis Ltd., 8.75%, 08/01/23(c)(g)	USD	577	$403,900

Belgium — 0.1%
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 01/12/24		90	90,632
4.00%, 04/13/28		145	146,770

			237,402
Chile — 0.0%
Inversiones Alsacia SA, 8.00%, 12/31/18(a)(c)(g)		167	4,587

China — 0.0%
China Milk Products Group Ltd., 0.00%, 01/05/12(a)(e)(g)(h)(i)		300	3,000

France — 0.1%
Danone SA, 2.59%, 11/02/23(c)		200	189,503

Germany — 0.2%
Bayer Capital Corp. BV, 5.63%, 11/22/19(c)(i)	EUR	300	376,665

India — 0.0%
REI Agro Ltd.(a)(e)(g)(i):
5.50%, 11/13/14(c)	USD	220	—
5.50%, 11/13/14		152	—

			—
Italy — 0.1%
Telecom Italia SpA, 5.30%, 05/30/24(c)		200	203,500

Luxembourg — 0.1%
Intelsat Jackson Holdings SA:
7.50%, 04/01/21		130	117,731
8.00%, 02/15/24(c)		45	47,306

			165,037
Singapore — 0.1%
CapitaLand Ltd., 1.95%, 10/17/23(c)(i)	SGD	250	194,247

Switzerland — 0.1%
UBS Group Funding Switzerland AG, 4.13%, 09/24/25(c)	USD	200	201,111

Turkey — 0.1%
Bio City Development Co. BV, 8.00%, 07/06/18(a)(c)(e)(g)(i)		800	215,520

United Arab Emirates — 0.2%
Dana Gas Sukuk Ltd., 7.00%, 10/31/17(a)(c)(g)(i)(j)		418	365,063

United States — 1.4%
AliphCom (Acquired 04/27/15-07/21/15, cost $945,000), 15.00%, 04/28/20(a)(e)(f)(g)(i)		945	—
AliphCom (Acquired 11/11/15, cost $48,000), 15.00%, 04/28/20(a)(e)(f)(g)(i)		48	—
Allergan Funding SCS, 3.45%, 03/15/22		153	151,692
Allergan Sales LLC, 5.00%, 12/15/21(c)		74	77,245
Ally Financial, Inc., 3.50%, 01/27/19		96	96,120
Apple, Inc.:
3.35%, 02/09/27		262	258,833
3.20%, 05/11/27		252	246,236
AT&T, Inc.:
3.00%, 06/30/22		238	233,726
4.45%, 04/01/24		38	39,222
3.40%, 08/14/24		419	422,054
Bank of America Corp., 4.00%, 01/22/25		81	80,841

Security	Par (000)		Value
United States (continued)
Becton Dickinson and Co.: 3.13%, 11/08/21	USD	155	$152,512
2.89%, 06/06/22		130	126,134
3.36%, 06/06/24		67	64,487
CVS Health Corp., 3.70%, 03/09/23		575	578,122
eBay, Inc., 2.75%, 01/30/23		80	77,245
Edgewell Personal Care Co.:
4.70%, 05/19/21		73	71,723
4.70%, 05/24/22		75	72,750
General Motors Financial Co., Inc., 3.45%, 04/10/22		63	62,482
Hughes Satellite Systems Corp., 7.63%, 06/15/21		30	32,195
Verizon Communications, Inc., 2.63%, 08/15/26		75	68,493

			2,912,112

Total Corporate Bonds — 2.7% (Cost: $8,075,647)			5,471,647

Floating Rate Loan Interests — 0.3%(k)

United States — 0.3%
Fieldwood Energy LLC, 2nd Lien Term Loan, (LIBOR USD 1 Month + 7.13%), 9.00%, 09/30/20(g)		127	25,301
Fieldwood Energy LLC, Term Loan, (LIBOR USD 1 Month + 7.13%), 9.00%, 09/30/20(g)		75	71,406
Fieldwood Energy LLC, Term Loan B, (LIBOR USD 1 Month + 7.00%), 8.88%, 08/31/20		56	55,214
Hilton Worldwide Finance LLC, 1st Lien Term Loan B-2, (LIBOR USD 1 Month + 2.00%), 3.87%, 10/25/23		266	267,207
Sheridan Investment Partners II LP, Term Loan, (LIBOR USD 3 Month + 3.50%), 5.49%, 12/16/20		129	112,031
Sheridan Investment Partners II-A LP, Term Loan, (LIBOR USD 3 Month + 3.50%), 5.49%, 12/16/20		18	15,585
Sheridan Investment Partners II-M LP, Term Loan, (LIBOR USD 3 Month + 3.50%), 5.49%, 12/16/20		7	5,813

			552,557

Total Floating Rate Loan Interests — 0.3% (Cost: $628,529)			552,557

Foreign Agency Obligations — 0.4%

Mexico — 0.3%
Petroleos Mexicanos:
(LIBOR USD 3 Month + 3.65%), 5.72%, 03/11/22(l)		169	184,501
4.63%, 09/21/23		370	370,773

			555,274

South Korea — 0.1%
Export-Import Bank of Korea, 2.63%, 12/30/20		252	248,055

Total Foreign Agency Obligations — 0.4% (Cost: $797,094)			803,329

6

Consolidated Schedule of Investments (continued) March 31, 2018	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Foreign Government Obligations — 8.9%

Argentina — 1.0%
Republic of Argentina:
5.63%, 01/26/22	USD	57	$57,826
3.38%, 01/15/23	EUR	210	255,604
7.50%, 04/22/26	USD	322	343,574
6.88%, 01/26/27		254	258,953
5.88%, 01/11/28		613	576,527
7.82%, 12/31/33	EUR	358	496,150

			1,988,634
Australia — 1.6%
Commonwealth of Australia:
5.50%, 04/21/23	AUD	1,038	916,738
2.75%, 04/21/24		2,486	1,942,889
3.00%, 03/21/47		624	461,093

			3,320,720
Brazil — 1.7%
Federative Republic of Brazil:
10.00%, 01/01/23	BRL	3	1,083,571
10.00%, 01/01/27		4	1,334,928
4.63%, 01/13/28	USD	471	461,580
5.00%, 01/27/45		400	359,404
5.63%, 02/21/47		200	193,900

			3,433,383
Canada — 1.0%
Canadian Government Bond:
0.50%, 08/01/18	CAD	2,001	1,548,909
0.75%, 03/01/21		510	383,109

			1,932,018
Germany — 0.5%
Federal Republic of Germany, 0.00%, 08/15/26	EUR	900	1,078,906

Italy — 0.4%
Republic of Italy:
0.95%, 03/01/23		437	545,396
1.85%, 05/15/24		267	345,021

			890,417
Japan — 0.6%
Government of Japan (2 year), 0.10%, 10/15/18	JPY	130,500	1,228,065

Mexico — 1.0%
United Mexican States:
8.50%, 12/13/18	MXN	140	775,604
6.50%, 06/10/21		98	527,939
6.50%, 06/09/22		139	745,947

			2,049,490
Poland — 1.1%
Republic of Poland:
3.25%, 07/25/25	PLN	1,862	556,900
2.50%, 07/25/27		6,085	1,691,211

			2,248,111

Total Foreign Government Obligations — 8.9% (Cost: $17,727,021)			18,169,744

Security	Shares	Value
Investment Companies — 3.6%(a)(m)
ETFS Physical Platinum Shares	1,392	$123,401
ETFS Physical Swiss Gold Shares	5,694	730,597
ETFS Physical Palladium Shares	1,600	144,848
iShares Gold Trust(s)	126,072	1,604,897
SPDR Gold Shares(n)	38,198	4,804,926

Total Investment Companies — 3.6% (Cost: $7,440,989)		7,408,669

	Par (000)
Preferred Securities — 2.8%

Capital Trusts — 0.8%
United Kingdom — 0.3%(l)(o)
HSBC Holdings plc, 6.38%	USD	235	237,937
Lloyds Bank plc, 13.00%	GBP	155	397,287

			635,224

United States — 0.5%
American Express Co., Series C, 4.90%(j)(o)	USD	99	99,495
Citigroup, Inc., Series O, 5.87%(j)(o)		328	338,660
Goldman Sachs Group, Inc. (The), Series M, 5.38%(j)(o)		162	166,306
Morgan Stanley, Series H, 5.45%(j)(o)		114	116,054
NBCUniversal Enterprise, Inc., 5.25%(c)(o)		100	103,750
Prudential Financial, Inc. : (j)
5.63%, 06/15/43		58	60,828
5.87%, 09/15/42		87	91,567
USB Capital IX, 3.50%(j)(o)		42	37,928

			1,014,588

Total Capital Trusts — 0.8% (Cost: $1,560,027)			1,649,812

	Shares
Preferred Stocks — 1.5%
Brazil — 0.0%
Petroleo Brasileiro SA (Preference), 0.00%(a)	180	1,168

South Korea — 0.0%
Samsung Electronics Co. Ltd. (Preference), 0.00%(a)	2	3,846

United States — 1.9%
Anthem, Inc., 5.25%(i)	8,130	436,256
Crown Castle International Corp., Series A, 6.88%(i)	264	295,133
Dominion Energy, Inc., Series A, 6.75%(i)	6,427	298,277
Domo, Inc., Series D-2 (Acquired 04/01/15-04/12/17, cost $469,893), 0.00%(a)(e)(f)	55,730	335,495
Grand Rounds, Inc., Series C (Acquired 03/31/15, cost $127,944), 0.00%(a)(e)(f)	46,081	111,977
Lookout, Inc., Series F (Acquired 09/19/14-10/22/14, cost $243,061), 0.00%(a)(e)(f)	21,278	222,355
Palantir Technologies, Inc., Series I (Acquired 03/27/14, Cost $272,246), 0.00%(a)(e)(f)	44,412	244,710
Uber Technologies, Inc., Series D (Acquired 06/06/14, cost $418,728), 0.00%(a)(e)(f)	26,992	924,206
Wells Fargo & Co., Series L, 7.50%(i)(o)	63	81,270
Welltower, Inc., Series I, 6.50%(i)(o)	3,017	167,866

		3,117,545

Total Preferred Stocks — 1.5% (Cost: $2,723,939)		3,122,559

7

Consolidated Schedule of Investments (continued) March 31, 2018	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Trust Preferreds — 0.5%
China — 0.3%
Mandatory Exchangeable Trust, 5.75%, 06/03/19(c)(i)	3,177	$656,230

United States — 0.2%(j)
Citigroup Capital XIII, 8.14%, 10/30/40	7,088	192,723
GMAC Capital Trust I, Series 2, 7.62%, 02/15/40	8,183	212,594

		405,317

Total Trust Preferreds — 0.5% (Cost: $712,663)		1,061,547

Total Preferred Securities — 2.8% (Cost: $4,996,629)		5,833,918

	Par (000)
U.S. Treasury Obligations — 16.4%
U.S. Treasury Notes:
1.25%, 12/15/18(m)	USD	1,746	1,735,986
1.13%, 07/31/21		425	406,991
2.38%, 01/31/23		5,217	5,174,303
2.63%, 02/28/23 — 03/31/25		13,202	13,217,889
2.50%, 01/31/25		2,466	2,438,060
2.75%, 02/28/25 — 02/15/28		10,704	10,724,515

Total U.S. Treasury Obligations — 16.4% (Cost: $33,579,683)			33,697,744

	Shares
Warrants — 0.0%

Australia — 0.0%
Quintis Ltd. (Issued/exercisable 08/01/11, 1 share for 1 warrant, Expires 07/15/18, Strike Price AUD 1.28)(a)(e)	124,320	1

Total Warrants — 0.0%		1

Total Long-Term Investments — 90.6% (Cost: $171,010,488)		185,413,965

		Shares
Short-Term Securities — 12.0%

Money Market Funds — 7.4%(p)(s)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.53%	USD	9,292,107	9,292,107
SL Liquidity Series, LLC, Money Market Series, 1.87%(q)		5,813,203	5,812,622

Total Money Market Funds — 7.4% (Cost: $15,105,156)			15,104,729

	Par (000)
Time Deposits — 0.0%
Brown Brothers Harriman & Co., (0.28)%, 04/02/18	1,766	16,595

Total Time Deposits — 0.0% (Cost: $16,595)		16,595

Security	Par (000)		Value
U.S. Treasury Obligations — 4.6%
U.S. Treasury Bills: (r)
1.53%, 04/19/18	USD	4,540	$4,536,498
1.67%, 04/26/18		5,000	4,994,683

Total U.S. Treasury Obligations — 4.6% (Cost: $9,530,735)			9,531,181

Total Short-Term Securities — 12.0% (Cost: $24,652,486)			24,652,505

Total Options Purchased — 0.3% (Cost: $644,375)			611,166

Total Investments — 102.9% (Cost: $196,307,349)			210,677,636

Total Investments — 102.9% (Cost: $196,307,349)			210,677,636

Liabilities in Excess of Other Assets — (2.9)%			(5,969,129)

Net Assets — 100.0%			$204,708,507

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $2,561,925, representing 1.25% of its net assets as of period end, and an original cost of $3,237,505.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Zero-coupon bond.
(i)	Convertible security.
(j)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(k)	Variable rate security. Rate shown is the rate in effect as of period end.
(l)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(m)	All or a portion of the security is held by a wholly-owned subsidiary.
(n)	All or a portion of security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(o)	Perpetual security with no stated maturity date.
(p)	Annualized 7-day yield as of period end.
(q)	Security was purchased with the cash collateral from loaned securities.
(r)	Rates are discount rates or a range of discount rates at the time of purchase.

8

Consolidated Schedule of Investments (continued) March 31, 2018	BlackRock Global Allocation Portfolio

(s)	During the period ended March 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/17	Shares Purchased		Shares Sold	Shares Held at 03/31/18	Value at 03/31/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	8,343,679	948,428	(b)	—	9,292,107	$9,292,107	$23,605		$—	$—
SL Liquidity Series, LLC, Money Market Series	4,119,672	1,693,531	(b)	—	5,813,203	5,812,622	4,816	(c)	(84)	(325)
iShares Gold Trust	55,980	70,092		—	126,072	1,604,897	—		—	3

Total						$16,709,626	$28,421		$(84)	$(322)

(a)	Includes capital gain distribution, if applicable.
(b)	Represents net shares purchased.
(c)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index	9	06/15/18	$535	$(17,306)

Short Contracts
Yen Denominated Nikkei 225 Index	30	06/07/18	3,027	(26,570)
EURO STOXX 50 Index	4	06/15/18	161	959
NASDAQ 100 Emini Index	6	06/15/18	791	56,562
S&P 500 E-Mini Index	8	06/15/18	1,057	26,010

				56,961

				$39,655

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	194,405	AUD	250,000	Citibank NA	04/06/18	$2,394
EUR	828,000	USD	979,441	UBS AG	04/12/18	40,011
JPY	94,650,000	USD	854,038	Deutsche Bank AG	04/12/18	35,992
JPY	94,800,000	USD	856,141	BNP Paribas SA	04/19/18	35,693
JPY	90,150,000	USD	813,988	Goldman Sachs International	04/20/18	34,153
USD	1,222,102	AUD	1,528,000	Goldman Sachs International	04/26/18	48,518
GBP	392,000	USD	549,971	JP Morgan Chase Bank NA	05/10/18	854
GBP	391,000	USD	548,111	JP Morgan Chase Bank NA	05/18/18	1,480
USD	893,231	EUR	721,000	UBS AG	05/21/18	3,002
GBP	406,000	USD	569,632	JP Morgan Chase Bank NA	05/24/18	1,177
EUR	433,000	PLN	1,826,697	Deutsche Bank AG	06/15/18	1,343

						$204,617

USD	481,054	MXN	9,430,000	UBS AG	04/12/18	(36,939)
USD	538,441	AUD	708,000	Deutsche Bank AG	04/13/18	(5,330)
AUD	1,047,266	USD	805,579	Goldman Sachs International	04/26/18	(1,223)
NOK	3,292,000	USD	424,741	Morgan Stanley & Co. International plc	04/27/18	(4,472)
EUR	444,000	USD	550,196	UBS AG	05/21/18	(1,983)
JPY	57,469,000	USD	545,397	Barclays Bank plc	06/08/18	(2,928)
EUR	810,000	USD	1,010,823	UBS AG	06/14/18	(8,794)
JPY	68,499,000	USD	647,137	Goldman Sachs International	06/14/18	(270)
EUR	621,000	USD	773,626	UBS AG	06/15/18	(5,338)
SEK	4,498,340	EUR	447,000	Deutsche Bank AG	06/21/18	(11,317)
EUR	900,000	USD	1,124,496	Barclays Bank plc	06/29/18	(9,704)
SEK	4,414,145	EUR	433,000	BNP Paribas SA	06/29/18	(4,133)
EUR	900,000	USD	1,126,062	Deutsche Bank AG	07/13/18	(10,001)
EUR	900,000	USD	1,126,616	Goldman Sachs International	07/20/18	(9,929)
EUR	900,000	USD	1,127,493	BNP Paribas SA	07/27/18	(10,181)
EUR	900,000	USD	1,127,949	UBS AG	08/03/18	(10,011)

						$(132,553)

	Net Unrealized Appreciation					$72,064

9

Consolidated Schedule of Investments (continued) March 31, 2018	BlackRock Global Allocation Portfolio

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
SPDR Gold Shares Index(a)	68	04/20/18	USD	125.50	USD	855	$9,656
SPDR Gold Shares Index(a)	41	07/20/18	USD	128.00	USD	516	10,127

							19,783

(a)	All or a portion of the security is held by a wholly-owned subsidiary.

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
S&P 500 Index	Citibank NA	338	04/20/18	USD	2,875.00	USD	893	$186
S&P 500 Index	Morgan Stanley & Co. International plc	270	04/20/18	USD	2,875.00	USD	713	149
SPDR Gold Shares Index(a)	Morgan Stanley & Co. International plc	3,416	04/20/18	USD	127.00	USD	430	2,647
EUR Currency	Barclays Bank plc	—	05/18/18	USD	1.19	EUR	2,690	122,877
SPDR Gold Shares Index(a)	Morgan Stanley & Co. International plc	5,476	05/18/18	USD	129.00	USD	689	5,050
SPDR Gold Shares Index(a)	Societe Generale SA	6,843	05/18/18	USD	128.50	USD	861	7,252
GBP Currency	BNP Paribas SA	—	06/14/18	USD	1.41	GBP	2,706	60,761
SPDR Gold Shares Index(a)	Societe Generale SA	6,836	06/15/18	USD	130.00	USD	860	8,716
SPDR Gold Shares Index(a)	JP Morgan Chase Bank NA	4,105	06/29/18	USD	127.00	USD	516	10,221
SPDR Gold Shares Index(a)	JP Morgan Chase Bank NA	2,444	07/20/18	USD	129.00	USD	307	5,181
SPDR Gold Shares Index(a)	JP Morgan Chase Bank NA	2,461	07/20/18	USD	130.00	USD	310	4,491
EURO STOXX 50 Index	Deutsche Bank AG	77	09/21/18	EUR	3,426.55	EUR	259	6,473
BP plc	UBS AG	16,997	01/18/19	USD	40.00	USD	689	51,671
Chevron Corp.	UBS AG	5,390	01/18/19	USD	125.00	USD	615	23,312
ConocoPhillips	UBS AG	8,960	01/18/19	USD	52.50	USD	531	88,032
Exxon Mobil Corp.	UBS AG	3,664	01/18/19	USD	95.00	USD	273	1,392
Occidental Petroleum Corp.	UBS AG	7,875	01/18/19	USD	75.00	USD	512	13,506
Royal Dutch Shell plc	UBS AG	9,702	01/18/19	USD	60.00	USD	619	60,152
Schlumberger Ltd.	UBS AG	5,304	01/18/19	USD	90.00	USD	344	2,679
Suncor Energy, Inc.	UBS AG	11,444	01/18/19	USD	35.00	USD	395	27,809
TOTAL SA	UBS AG	11,687	01/18/19	USD	60.00	USD	674	28,925

								$531,482

(a)	All or a portion of the security is held by a wholly-owned subsidiary.

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Description	Rate	Frequency	Rate	Frequency
Call
5-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.15%	Semi-Annual	Goldman Sachs International	04/24/18	2.15%	USD	13,535	$43
5Yx5Y Interest Rate Swap	3 month LIBOR	Quarterly	2.91%	Semi-Annual	Goldman Sachs International	06/01/18	2.91%	USD	5,460	30,784
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.42%	Semi-Annual	Goldman Sachs International	07/09/18	2.42%	USD	5,463	12,756

										$43,583

Put
5-Year Interest Rate Swap	1.07%	Semi-Annual	6 month JPY LIBOR	Semi-Annual	Deutsche Bank AG	04/04/18	1.07%	JPY	64,546	$—
30-Year Interest Rate Swap	2.75%	Semi-Annual	3 month LIBOR	Quarterly	Goldman Sachs International	05/02/18	2.75%	USD	637	15,438

										$15,438

										$59,021

OTC Interest Rate Caps Purchased

Description	Exercise Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
5Y-30Y CMS Index Cap	0.60%	Goldman Sachs International	11/06/18	USD	4,212	$880	$12,916	$(12,036)

10

Consolidated Schedule of Investments (continued) March 31, 2018	BlackRock Global Allocation Portfolio

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
SPDR Gold Shares Index(a)	41	07/20/18	USD	118.00	USD	516	$(1,804)

(a)	All or a portion of the security is held by a wholly-owned subsidiary.

OTC Barrier Options Written

Description	Type of Option	Counterparty	Number of Contracts	Expiration Date	Exercise Price	Barrier Price/Range	Notional Amount (000)	Value
Put
EURO STOXX 50 Index	Down and In	Deutsche Bank AG	77	09/21/18	EUR 2,586.07	EUR 2,165.83	EUR 259	$(1,594)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
GBP Currency	BNP Paribas SA	—	06/14/18	GBP	1.46	GBP	2,706	$(14,121)
USD Currency	Goldman Sachs International	—	06/14/18	USD	12.50	USD	677	(6,570)
SPDR Gold Shares Index(a)	Societe Generale SA	6,836	06/15/18	USD	145.00	USD	860	(855)
Apple, Inc.	Barclays Bank plc	1,364	01/18/19	USD	160.00	USD	229	(28,474)
Comcast Corp.	Citibank NA	5,822	01/18/19	USD	36.25	USD	187	(14,235)
Comcast Corp.	Citibank NA	5,460	01/18/19	USD	40.00	USD	199	(6,825)
DowDuPont, Inc.	Barclays Bank plc	3,021	01/18/19	USD	70.00	USD	192	(9,274)
FleetCor Technologies, Inc.	Barclays Bank plc	665	01/18/19	USD	180.00	USD	135	(23,208)
Gilead Sciences, Inc.	UBS AG	2,637	01/18/19	USD	80.00	USD	199	(14,372)
Microsoft Corp.	Barclays Bank plc	2,417	01/18/19	USD	90.00	USD	221	(23,143)
Pioneer Natural Resources Co.	UBS AG	1,417	01/18/19	USD	165.00	USD	243	(35,708)
United Continental Holdings, Inc.	Deutsche Bank AG	1,754	01/18/19	USD	75.00	USD	122	(11,664)

								$(188,449)

Put
GBP Currency	BNP Paribas SA	—	06/14/18	GBP	1.35	GBP	2,706	$(11,908)
BP plc	UBS AG	16,997	01/18/19	USD	25.00	USD	689	(4,504)
Chevron Corp.	UBS AG	5,390	01/18/19	USD	80.00	USD	615	(6,710)
ConocoPhillips	UBS AG	8,960	01/18/19	USD	35.00	USD	531	(2,778)
Exxon Mobil Corp.	UBS AG	3,664	01/18/19	USD	60.00	USD	273	(4,562)
Occidental Petroleum Corp.	UBS AG	7,875	01/18/19	USD	45.00	USD	512	(6,024)
Schlumberger Ltd.	UBS AG	5,304	01/18/19	USD	60.00	USD	344	(21,349)
Suncor Energy, Inc.	UBS AG	11,444	01/18/19	USD	25.00	USD	395	(5,264)

								$(63,099)

								$(251,548)

(a)	All or a portion of the security is held by a wholly-owned subsidiary.

11

Consolidated Schedule of Investments (continued) March 31, 2018	BlackRock Global Allocation Portfolio

OTC Interest Rate Swaptions Written

	Paid by the Fund		Received by the Fund			Expiration Date	Exercise Rate	Notional Amount (000)		Value
Description	Rate	Frequency	Rate	Frequency	Counterparty
Call
5-Year Interest Rate Swap	3 month LIBOR	Quarterly	1.90%	Semi-Annual	Goldman Sachs International	04/24/18	1.90%	USD	13,535	$(2)
5Yx5Y Interest Rate Swap	3 month LIBOR	Quarterly	2.66%	Semi-Annual	Goldman Sachs International	06/01/18	2.66%	USD	8,190	(12,883)

										$(12,885)

Put
5-Year Interest Rate Swap	2.40%	Semi-Annual	3 month LIBOR	Quarterly	Goldman Sachs International	04/24/18	2.40%	USD	6,767	$(99,225)
5-Year Interest Rate Swap	2.50%	Semi-Annual	3 month LIBOR	Quarterly	Goldman Sachs International	05/02/18	2.50%	USD	2,912	(30,550)
10-Year Interest Rate Swap	2.82%	Semi-Annual	3 month LIBOR	Quarterly	Goldman Sachs International	07/09/18	2.82%	USD	5,463	(59,078)

										$(188,853)

										$(201,738)

OTC Currency Swaps

Paid by the Fund		Received by the Fund		Notional Amount (000)				Counterparty	Termination Date		Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency	Delivered		Received				Value
0.10 JPY	Semi-Annual	2.01%	Semi-Annual	JPY	130,500	USD	1,261	Bank of America NA	10/15/18	$41,794	$—	$41,794

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.29.V1	5.00%	Quarterly	12/20/22	USD	165	$(10,966)	$—	$(10,966)

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
0.42%	Annual	6 month EURIBOR	Semi-Annual	N/A	03/07/23	EUR	2,368	$(10,485)	$—	$(10,485)
3 month LIBOR	Quarterly	2.40%	Semi-Annual	N/A	03/07/23	USD	2,675	(35,292)	—	(35,292)
0.34%	Annual	6 month EURIBOR	Semi-Annual	06/14/18(a)	06/14/23	EUR	2,316	11,554	—	11,554
3 month LIBOR	Quarterly	2.33%	Semi-Annual	06/14/18(a)	06/14/23	USD	2,888	(52,950)	—	(52,950)
0.37%	Annual	6 month EURIBOR	Semi-Annual	N/A	08/15/26	EUR	900	35,969	—	35,969
3 month LIBOR	Quarterly	2.73%	Semi-Annual	07/25/18(a)	07/25/28	USD	1,560	(9,298)	—	(9,298)
1.08%	Annual	6 month EURIBOR	Semi-Annual	07/25/18(a)	07/25/28	EUR	1,094	(6,454)	—	(6,454)

								$(66,956)	$—	$(66,956)

(a)	Forward Swap.

12

Consolidated Schedule of Investments (continued) March 31, 2018	BlackRock Global Allocation Portfolio

OTC Total Return Swaps

Reference Entity	Fixed Amount Paid / (Received) by the Fund(a)		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Nikkei Dividend Future December 2017	JPY	6,675,000	BNP Paribas SA	04/02/18	JPY	6,675	$7,340	$—	$7,340
Nikkei Dividend Future December 2017	JPY	13,220,400	BNP Paribas SA	04/02/18	JPY	13,220	15,898	—	15,898
S&P 500 Index Annual Dividend Future December 2018	USD	140,250	BNP Paribas SA	12/21/18	USD	140	21,150	—	21,150
Nikkei Dividend Future December 2018	JPY	6,875,000	BNP Paribas SA	04/01/19	JPY	6,875	15,554	—	15,554
Nikkei Dividend Future December 2018	JPY	13,676,000	BNP Paribas SA	04/01/19	JPY	13,676	31,803	—	31,803
Euro Stoxx 50 Index Dividend Future December 2019	EUR	61,020	BNP Paribas SA	12/20/19	EUR	61	17,054	—	17,054
Euro Stoxx 50 Index Dividend Future December 2019	EUR	70,770	BNP Paribas SA	12/20/19	EUR	71	20,413	—	20,413
Euro Stoxx 50 Index Dividend Future December 2019	EUR	51,350	BNP Paribas SA	12/20/19	EUR	51	13,596	—	13,596
Nikkei Dividend Future December 2019	JPY	6,992,000	BNP Paribas SA	04/01/20	JPY	6,992	18,721	—	18,721
Nikkei Dividend Future December 2019	JPY	6,980,000	BNP Paribas SA	04/01/20	JPY	6,980	18,834	—	18,834
Nikkei Dividend Future December 2019	JPY	10,200,000	BNP Paribas SA	04/01/20	JPY	10,200	30,788	—	30,788
Euro Stoxx 50 Index Dividend Future December 2020	EUR	58,200	BNP Paribas SA	12/18/20	EUR	58	21,410	—	21,410
Euro Stoxx 50 Index Dividend Future December 2020	EUR	19,400	BNP Paribas SA	12/18/20	EUR	19	7,137	—	7,137
Euro Stoxx 50 Index Dividend Future December 2020	EUR	38,520	BNP Paribas SA	12/18/20	EUR	39	14,618	—	14,618
Euro Stoxx 50 Index Dividend Future December 2020	EUR	9,600	BNP Paribas SA	12/18/20	EUR	10	3,691	—	3,691
Euro Stoxx 50 Index Dividend Future December 2020	EUR	19,280	BNP Paribas SA	12/18/20	EUR	19	7,284	—	7,284
Euro Stoxx 50 Index Dividend Future December 2020	EUR	19,240	BNP Paribas SA	12/18/20	EUR	19	7,333	—	7,333
Euro Stoxx 50 Index Dividend Future December 2020	EUR	53,450	BNP Paribas SA	12/18/20	EUR	53	11,751	—	11,751
S&P 500 Index Annual Dividend Future December 2020	USD	59,969	Goldman Sachs International	12/18/20	USD	60	15,594	—	15,594
Nikkei Dividend Future December 2020	JPY	3,827,500	BNP Paribas SA	04/01/21	JPY	3,828	7,382	—	7,382
Nikkei Dividend Future December 2020	JPY	3,855,000	BNP Paribas SA	04/01/21	JPY	3,855	7,124	—	7,124
Nikkei Dividend Future December 2020	JPY	4,215,000	BNP Paribas SA	04/01/21	JPY	4,215	3,740	—	3,740
Nikkei Dividend Future December 2020	JPY	7,760,000	BNP Paribas SA	04/01/21	JPY	7,760	13,778	—	13,778
Euro Stoxx 50 Index Dividend Future December 2021	EUR	12,080	BNP Paribas SA	12/17/21	EUR	12	197	—	197
Euro Stoxx 50 Index Dividend Future December 2021	EUR	33,870	BNP Paribas SA	12/17/21	EUR	34	3,507	—	3,507
Euro Stoxx 50 Index Dividend Future December 2021	EUR	30,990	BNP Paribas SA	12/17/21	EUR	31	7,050	—	7,050
Euro Stoxx 50 Index Dividend Future December 2021	EUR	35,850	BNP Paribas SA	12/17/21	EUR	36	1,070	—	1,070
Euro Stoxx 50 Index Dividend Future December 2021	EUR	21,360	BNP Paribas SA	12/17/21	EUR	21	3,839	—	3,839
S&P 500 Index Annual Dividend Future December 2021	USD	72,825	BNP Paribas SA	12/17/21	USD	73	21,750	—	21,750
Nikkei Dividend Future December 2021	JPY	7,860,000	BNP Paribas SA	04/01/22	JPY	7,860	14,492	—	14,492
Nikkei Dividend Future December 2021	JPY	4,260,000	BNP Paribas SA	04/01/22	JPY	4,260	4,144	—	4,144
Nikkei Dividend Future December 2021	JPY	3,975,000	BNP Paribas SA	04/01/22	JPY	3,975	6,823	—	6,823
Nikkei Dividend Future December 2021	JPY	3,985,000	BNP Paribas SA	04/01/22	JPY	3,985	6,729	—	6,729
Euro Stoxx 50 Index Dividend Future December 2022	EUR	10,950	BNP Paribas SA	12/16/22	EUR	11	1,095	—	1,095
Euro Stoxx 50 Index Dividend Future December 2022	EUR	32,670	BNP Paribas SA	12/16/22	EUR	33	3,507	—	3,507
Euro Stoxx 50 Index Dividend Future December 2022	EUR	33,240	BNP Paribas SA	12/16/22	EUR	33	2,805	—	2,805
Euro Stoxx 50 Index Dividend Future December 2022	EUR	57,550	BNP Paribas SA	12/16/22	EUR	58	2,030	—	2,030
Nikkei Dividend Future December 2022	JPY	4,230,000	BNP Paribas SA	04/03/23	JPY	4,230	4,126	—	4,126
Nikkei Dividend Future December 2022	JPY	4,280,000	JP Morgan Chase Bank NA	04/03/23	JPY	4,280	3,656	—	3,656
Euro Stoxx 50 Index Dividend Future December 2023	EUR	46,140	BNP Paribas SA	12/15/23	EUR	46	(418)	—	(418)
Euro Stoxx 50 Index Dividend Future December 2023	EUR	45,440	BNP Paribas SA	12/15/23	EUR	45	443	—	443

							418,838	$—	$418,838

(a)	Certain swaps have no stated termination and can be terminated by either party at any time.

The following reference rates, and their values as of period end, are used for security descriptions

Reference index	Reference rate
3 month LIBOR	London Interbank Offered Rate	2.31%
6 month EURIBOR	Euro Interbank Offered Rate	(0.27)%

13

Consolidated Schedule of Investments (continued) March 31, 2018	BlackRock Global Allocation Portfolio

Fair Value Hierarchy

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	$—	$21,441	$—	$21,441
Belgium	—	934,965	—	934,965
Brazil	626,269	—	—	626,269
Canada	776,256	—	—	776,256
China	1,164,150	337,296	—	1,501,446
Czech Republic	94,787	—	—	94,787
Denmark	—	4,915	—	4,915
Finland	—	305,506	—	305,506
France	19,903	4,006,428	—	4,026,331
Germany	—	2,084,531	—	2,084,531
Hong Kong	—	1,548,573	—	1,548,573
India	1,485	2,529,027	—	2,530,512
Indonesia	—	176,262	—	176,262
Ireland	63,213	325	—	63,538
Israel	3,775	—	—	3,775
Italy	—	2,219,853	—	2,219,853
Japan	—	18,657,769	—	18,657,769
Macau	—	2,174	—	2,174
Malaysia	—	10,548	—	10,548
Mexico	7,993	—	—	7,993
Netherlands	766,549	3,608,718	—	4,375,267
Norway	—	4,659	—	4,659
Poland	—	2,993	—	2,993
Portugal	—	195,370	—	195,370
Singapore	—	559,098	—	559,098
South Africa	—	5,500	—	5,500
South Korea	62,273	1,263,708	—	1,325,981
Spain	—	690,513	—	690,513
Sweden	—	12,862	—	12,862
Switzerland	—	2,363,020	—	2,363,020
Taiwan	—	1,582,116	—	1,582,116

14

Consolidated Schedule of Investments (continued) March 31, 2018	BlackRock Global Allocation Portfolio

	Level 1	Level 2	Level 3	Total
Thailand	$85,961	$374,993	$—	$460,954
Turkey	—	2,265	—	2,265
United Arab Emirates	—	961,230	—	961,230
United Kingdom	816,719	2,871,821	—	3,688,540
United States	60,884,931	722,424	41,189	61,648,544
Corporate Bonds:
Australia	—	403,900	—	403,900
Belgium	—	237,402	—	237,402
Chile	—	4,587	—	4,587
China	—	—	3,000	3,000
France	—	189,503	—	189,503
Germany	—	376,665	—	376,665
Italy	—	203,500	—	203,500
Luxembourg	—	165,037	—	165,037
Singapore	—	194,247	—	194,247
Switzerland	—	201,111	—	201,111
Turkey	—	—	215,520	215,520
United Arab Emirates	—	365,063	—	365,063
United States	—	2,912,112	—	2,912,112
Floating Rate Loan Interests	—	552,557	—	552,557
Foreign Agency Obligations	—	803,329	—	803,329
Foreign Government Obligations	—	18,169,744	—	18,169,744
Investment Companies	7,408,669	—	—	7,408,669
Preferred Securities:
Brazil	1,168	—	—	1,168
China	—	656,230	—	656,230
South Korea	—	3,846	—	3,846
United Kingdom	—	635,224	—	635,224
United States	1,684,119	1,014,588	1,838,743	4,537,450
U.S. Treasury Obligations	—	33,697,744	—	33,697,744
Warrants	—	—	1	1
Short-Term Securities:
Money Market Funds	9,292,107	—	—	9,292,107
Time Deposits	—	16,595	—	16,595
U.S. Treasury Obligations	—	9,531,181	—	9,531,181
Options Purchased:
Equity contracts	19,783	348,724	—	368,507
Foreign currency exchange contracts	—	183,638	—	183,638
Interest rate contracts	—	59,021	—	59,021

Subtotal	$83,780,110	$118,986,451	$2,098,453	$204,865,014

Investments valued at NAV(a)				5,812,622

Total Investments				$210,677,636

Derivative Financial Instruments(b)
Assets:
Equity contracts	$83,531	$419,256	$—	$502,787
Foreign currency exchange contracts	—	246,411	—	246,411
Interest rate contracts	—	34,638	—	34,638
Liabilities:
Credit contracts	—	(10,966)	—	(10,966)
Equity contracts	(43,876)	(222,765)	—	(266,641)
Foreign currency exchange contracts	—	(165,152)	—	(165,152)
Interest rate contracts	—	(303,332)	—	(303,332)

	$39,655	$(1,910)	$—	$37,745

(a)	As of March 31, 2018, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts, and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and written are shown at value.

During the year ended March 31, 2018, there were no transfers between Level 1 and Level 2.

15

Consolidated Schedule of Investments (continued) March 31, 2018	BlackRock Global Allocation Portfolio

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Preferred Securities	Warrants	Total
Investments:
Assets:
Opening Balance, as of December 31, 2017	$9,808	$225,617	$2,338,429	$1	$2,573,855
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	(695,990)	—	(695,990)
Other	—	—	—	—	—
Accrued discounts/premiums	—	—	—	—	—
Net realized gain (loss)	—	—	—	—	—
Net change in unrealized appreciation (depreciation)(a)(b)	(9,050)	(7,097)	196,304	—	180,157
Purchases	40,431	—	—	—	40,431
Sales	—	—	—	—	—

Closing Balance, as of March 31, 2018	$41,189	$218,520	$1,838,743	$1	$2,098,453

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2018(a)	$(9,050)	$(7,097)	$(8,715)	$—	$(24,862)

(a)	Included in the related net change in unrealized appreciation (depreciation) in the Consolidated Statement of Operations.

(b)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2018

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (“Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $43,432. A significant change in such third party pricing information could result in significantly lower or higher value of such Level 3 investments.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	Weighted Average of Unobservable Inputs
Common Stocks	$758	Market	Revenue Multiple(a)	6.00x	—
			Time to Exit(a)	0.8 years	—
			Volatility(a)	25%	—
Corporate Bonds	215,520	Income	Discount Rate(b)	20%	—
Preferred Stocks(c)(d)	1,838,743	Market	Discount Rate(b)	20%	—
			Revenue Multiple(a)	6.00x — 14.00x	8.16x
			Time to Exit(b)	0.8 — 1.2 years	—
			Volatility(b)	25%	—

	$2,055,021

(a)	Increase in unobservable input may result in a significant increase to value, while a decrease in unobservable input may result in a significant decrease to value.

(b)	Decrease in unobservable input may result in a significant increase to value, while an increase in unobservable input may result in a significant decrease to value.

(c)	For the period ended March 31, 2018, the valuation technique for investments classified as preferred stocks amounting to $111,977 changed to a Probability-Weighted Expected Return Model (“PWERM”). The investments were previously valued utilizing Option Pricing Model (“OPM”). The change was due to consideration of liquidation preferences and exit strategy.

(d)	For the period ended March 31, 2018, the valuation technique for investments classified as preferred stocks amounting to $335,495 changed from utilizing a Probability-Weighted Expected Return Model (“PWERM”) to Current Value. The change was due to consideration of exit strategy.

16

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Government Money Market Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
U.S. Government Sponsored Agency Obligations — 27.0%
Federal Farm Credit Bank, 0.75%, 04/18/18	USD	1,500	1,499,676
Federal Farm Credit Bank Discount Notes, 1.54%, 08/10/18(a)	USD	85	84,530
Federal Home Loan Bank, 1.25%, 06/08/18	USD	1,000	999,840
Federal Home Loan Bank Discount Notes(a):
1.36%, 04/03/18	USD	1,380	1,379,896
1.42%, 04/06/18	USD	750	749,853
1.60%, 04/20/18	USD	3,035	3,032,439
1.47%, 05/01/18	USD	200	199,755
1.54%, 05/07/18	USD	210	209,678
1.48%, 06/06/18	USD	500	498,653
1.74%, 08/10/18	USD	2,000	1,987,417
1.94%, 08/29/18	USD	210	208,320
Federal Home Loan Bank Variable Rate Notes(b):
(LIBOR USD 1 Month - 0.15%), 1.66%, 04/17/18	USD	1,070	1,070,000
(LIBOR USD 1 Month - 0.14%), 1.67%, 04/17/18	USD	1,800	1,800,000
(LIBOR USD 3 Month - 0.35%), 1.45%, 05/09/18	USD	1,000	1,000,000
(LIBOR USD 1 Month - 0.14%), 1.55%, 06/05/18	USD	750	750,000
(LIBOR USD 3 Month - 0.16%), 1.89%, 06/08/18	USD	500	500,000
(LIBOR USD 1 Month - 0.16%), 1.72%, 07/27/18	USD	1,660	1,660,000
(LIBOR USD 1 Month - 0.15%), 1.73%, 07/27/18	USD	720	720,000
(LIBOR USD 1 Month - 0.12%), 1.57%, 10/03/18	USD	1,000	1,000,000
(LIBOR USD 1 Month - 0.10%), 1.56%, 11/01/18	USD	2,500	2,500,000
(LIBOR USD 1 Month - 0.10%), 1.57%, 11/02/18	USD	2,500	2,500,000
(LIBOR USD 1 Month - 0.13%), 1.66%, 11/16/18	USD	1,700	1,700,000
(LIBOR USD 1 Month - 0.07%), 1.77%, 12/19/18	USD	1,000	1,000,000
(LIBOR USD 1 Month - 0.09%), 1.78%, 01/25/19	USD	845	845,000
(LIBOR USD 1 Month - 0.13%), 1.75%, 01/28/19	USD	495	495,000
(LIBOR USD 3 Month - 0.16%), 1.91%, 06/12/19	USD	340	339,894
(LIBOR USD 3 Month - 0.16%), 2.04%, 06/20/19	USD	855	855,000
(LIBOR USD 1 Month - 0.08%), 1.80%, 08/27/19	USD	785	785,000

Security		Par (000)	Value
(LIBOR USD 3 Month — 0.14%), 2.04%, 12/19/19	USD	430	430,000
Federal Home Loan Mortgage Corp. Notes:
0.75%, 04/09/18	USD	500	499,949
4.88%, 06/13/18	USD	1,000	1,007,028
1.33%, 06/27/18	USD	500	499,994
0.88%, 10/12/18	USD	685	682,291
(LIBOR USD 1 Month - 0.10%), 1.61%, 08/08/19(b)	USD	965	964,614
Federal National Mortgage Association Notes:
1.00%, 04/30/18	USD	1,000	999,533
0.88%, 05/21/18	USD	1,680	1,678,839

Total U.S. Government Sponsored Agency Obligations — 27.0% (Cost: $37,131,939)			37,132,199

U.S. Treasury Obligations — 27.6%
U.S. Treasury Bills(a):
1.31%, 04/05/18	USD	4,195	4,194,391
1.72%, 04/19/18	USD	5,000	4,995,700
1.27%, 05/03/18	USD	1,200	1,198,656
1.58%, 05/17/18	USD	4,145	4,136,685
1.45%, 05/31/18	USD	1,055	1,052,477
1.46%, 06/07/18	USD	1,575	1,570,750
1.47%, 06/14/18	USD	240	239,282
1.50%, 06/21/18	USD	100	99,666
1.54%, 06/28/18	USD	1,910	1,902,856
1.59%, 07/12/18	USD	1,000	995,537
1.61%, 07/19/18	USD	1,340	1,333,508
1.64%, 08/02/18	USD	1,770	1,760,173
1.66%, 08/09/18	USD	235	233,600
1.84%, 08/23/18	USD	1,315	1,305,427
1.97%, 09/20/18	USD	6,500	6,439,442
1.91%, 09/27/18	USD	3,000	2,971,733
U.S. Treasury Notes:
1.38%, 07/31/18	USD	505	504,901
(US Treasury 3 Month Bill Money Market Yield + 0.14%), 1.91%, 01/31/19(b)	USD	3,000	3,000,000

Total U.S. Treasury Obligations — 27.6% (Cost: $37,934,784)			37,934,784

Total Repurchase Agreements — 19.5% (Cost: $26,900,000)			26,900,000

Total Investments — 74.1% (Cost: $101,966,723)(c)			101,966,983

Other Assets Less Liabilities — 25.9%			35,712,115

Net Assets — 100.0%			$137,679,098

(a)	Rates are discount rates or a range of discount rates at the time of purchase.
(b)	Variable rate security. Rate shown is the rate in effect as of period end.
(c)	Cost for U.S. federal income tax purposes.

1

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Government Money Market Portfolio

Repurchase Agreements

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Bank of Montreal	1.80%		03/29/18	04/02/18	$10,000	$10,000	$10,002,000	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 1.50% to 5.50%, due 05/15/20 to 03/01/38	$16,918,666	$10,207,253
Goldman Sachs & Co. LLC	1.85		03/28/18	04/04/18	2,000	2,000	2,000,720	U.S. Government Sponsored Agency Obligations, 3.00% to 6.00%, due 10/15/23 to 06/20/45	21,070,716	2,040,000
J.P. Morgan Securities LLC	1.80		03/29/18	04/02/18	5,000	5,000	5,001,000	U.S. Treasury Obligation, 1.50%, due 07/15/20	5,185,000	5,103,873
	2.05	(a)	03/29/18	05/03/18	2,500	2,500	2,504,990	U.S. Government Sponsored Agency Obligations, 2.00% to 6.00%, due 07/20/36 to 07/20/40	12,945,000	2,677,728

Total J.P. Morgan Securities LLC						$7,500				$7,781,601
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.81		03/29/18	04/02/18	1,000	1,000	1,000,201	U.S. Government Sponsored Agency Obligation, 4.43%, due 01/20/68	898,947	1,020,000
	1.83		03/28/18	04/04/18	500	500	500,178	U.S. Government Sponsored Agency Obligation, 2.50%, due 05/01/30	801,856	515,000

Total Merrill Lynch, Pierce, Fenner & Smith, Inc.						$1,500				$1,535,000
Mizuho Securities USA LLC	1.81		03/29/18	04/02/18	3,900	3,900	3,900,784	U.S. Treasury Obligation, 3.63%, due 02/15/20	3,867,500	3,978,036
Wells Fargo Securities LLC	1.73		03/28/18	04/04/18	1,000	1,000	1,000,336	U.S. Government Sponsored Agency Obligation, 4.50%, due 11/01/47	1,003,162	1,030,000
	1.82		03/29/18	04/05/18	1,000	1,000	1,000,354	U.S. Government Sponsored Agency Obligation, 4.00%, due 11/01/47	1,006,861	1,030,001

Total Wells Fargo Securities LLC						$2,000				$2,060,001

						$26,900				$27,601,891

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Currency Abbreviation
USD	United States Dollar

Portfolio Abbreviation
LIBOR	London Interbank Offered Rate

2

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Government Money Market Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$101,966,983	$—	$101,966,983

(a)	See above Schedule of Investments for values in each security type.

During the period ended March 31, 2018, there were no transfers between levels.

3

Schedule of Investments March 31, 2018	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

Security		Shares	Value
Common Stocks — 2.2%

Auto Components — 0.0%
Lear Corp.	USD	44	$8,188

Chemicals — 0.2%
Advanced Emissions Solutions, Inc.		660	7,537
Platform Specialty Products Corp.(a)		5,546	53,408

			60,945
Construction & Engineering — 1.1%
Star Group, Inc. (The)(a)		10,430	287,880

Equity Real Estate Investment Trusts (REITs) — 0.1%
Gaming and Leisure Properties, Inc.		880	29,454

Health Care Providers & Services — 0.2%
Tenet Healthcare Corp.(a)		611	14,817
Universal Health Services, Inc., Class B		210	24,866

			39,683
IT Services — 0.1%
First Data Corp., Class A(a)		1,829	29,264

Machinery — 0.0%
Gates Industrial Corp. plc(a)		270	4,728

Media — 0.1%
Altice USA, Inc., Class A(a)		1,650	30,492

Metals & Mining — 0.2%
Constellium NV, Class A(a)		4,043	43,866

Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.(a)		989	60,369

Total Common Stocks — 2.2% (Cost: $561,167)			594,869

Security		Par (000)	Value

Corporate Bonds — 90.3%

Aerospace & Defense — 2.8%
Arconic, Inc.:
5.13%, 10/01/24	USD	96	97,680
5.90%, 02/01/27		17	17,786
6.75%, 01/15/28		13	14,430
5.95%, 02/01/37		13	13,455
Bombardier, Inc.(b):
7.75%, 03/15/20		18	19,192
8.75%, 12/01/21		56	61,390
5.75%, 03/15/22		6	5,947
6.00%, 10/15/22		2	1,983
6.13%, 01/15/23		92	91,769
7.50%, 12/01/24		67	69,345
7.50%, 03/15/25		111	113,914
KLX, Inc., 5.88%, 12/01/22(b)		80	82,424
Kratos Defense & Security Solutions, Inc., 6.50%, 11/30/25(b)		16	16,560
Pioneer Holdings LLC, 9.00%, 11/01/22(b)		23	23,978
TransDigm, Inc.:
6.00%, 07/15/22		48	48,960
6.50%, 07/15/24		50	51,250
6.50%, 05/15/25		14	14,140
6.38%, 06/15/26		4	4,030

			748,233

Security		Par (000)	Value
Air Freight & Logistics — 0.5%
XPO Logistics, Inc., 6.50%, 06/15/22(b)	USD	131	$135,094

Airlines — 0.6%
Air Medical Group Holdings, Inc., 6.38%, 05/15/23(b)		10	9,475
Continental Airlines Pass-Through Trust, 6.13%, 04/29/18		120	120,000
Virgin Australia Pass-Through Trust, 7.13%, 10/23/18(b)		24	24,278

			153,753
Auto Components — 0.4%
American Axle & Manufacturing, Inc., 6.25%, 03/15/26		10	9,922
Icahn Enterprises LP:
6.00%, 08/01/20		3	3,060
6.25%, 02/01/22		35	35,613
6.75%, 02/01/24		44	44,770
6.38%, 12/15/25		21	21,105
Lear Corp.(a)(c)(d):
5.75%, 12/01/13		150	—
0.00%, 08/01/14		100	—

			114,470
Automobiles — 0.2%
Tesla, Inc., 5.30%, 08/15/25(b)		50	43,625

Banks — 0.3%
Banco Espirito Santo SA, 4.75%, 01/15/18(a)(c)	EUR	100	35,991
CIT Group, Inc.:
5.00%, 08/01/23	USD	24	24,563
5.25%, 03/07/25		18	18,428
6.13%, 03/09/28		10	10,375

			89,357
Building Products — 0.6%
CPG Merger Sub LLC, 8.00%, 10/01/21(b)		37	37,324
Jeld-Wen, Inc.(b):
4.63%, 12/15/25		10	9,525
4.88%, 12/15/27		6	5,670
Ply Gem Industries, Inc., 6.50%, 02/01/22		25	25,773
Standard Industries, Inc.(b):
5.38%, 11/15/24		13	13,162
6.00%, 10/15/25		36	36,900
USG Corp., 4.88%, 06/01/27(b)		18	18,180

			146,534
Capital Markets — 0.2%
Eagle Holding Co. II LLC, 7.63% ( 7.63% Cash or 8.38% PIK), 05/15/22(b)(e)		30	30,225
Lehman Brothers Holdings, Inc.(a)(c):
9.00%, 03/01/15		30	1,200
5.75%, 05/17/49		110	4,400
Lions Gate Capital Holdings LLC, 5.88%, 11/01/24(b)		10	10,350

			46,175
Chemicals — 3.4%
Blue Cube Spinco, Inc.:
9.75%, 10/15/23		38	43,569
10.00%, 10/15/25		28	32,900
CF Industries, Inc.:
7.13%, 05/01/20		5	5,337
5.15%, 03/15/34		15	14,288
4.95%, 06/01/43		19	16,577
Chemours Co. (The):
6.63%, 05/15/23		23	24,150
7.00%, 05/15/25		15	16,200
5.38%, 05/15/27		17	17,042

1

Schedule of Investments (continued) March 31, 2018	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Chemicals (continued)
Gates Global LLC, 6.00%, 07/15/22(b)	USD	30	$30,487
Hexion, Inc.:
6.63%, 04/15/20		4	3,730
10.38%, 02/01/22(b)		26	25,155
Huntsman International LLC:
4.88%, 11/15/20		23	23,431
5.13%, 11/15/22		20	20,650
Koppers, Inc., 6.00%, 02/15/25(b)		27	27,586
Momentive Performance Materials, Inc., 3.88%, 10/24/21		126	131,708
MPM Escrow LLC, 8.88%, 10/15/20(a)(c)(d)		82	—
NOVA Chemicals Corp., 4.88%, 06/01/24(b)		31	29,683
Olin Corp., 5.13%, 09/15/27		6	5,918
Platform Specialty Products Corp.(b):
6.50%, 02/01/22		195	198,169
5.88%, 12/01/25		65	63,537
PQ Corp.(b):
6.75%, 11/15/22		41	43,101
5.75%, 12/15/25		43	42,570
Tronox Finance plc, 5.75%, 10/01/25(b)		21	20,423
Venator Finance SARL, 5.75%, 07/15/25(b)		16	15,960
W.R. Grace & Co.- Conn., 5.13%, 10/01/21(b)		54	55,283

			907,454
Commercial Services & Supplies — 2.5%
ACCO Brands Corp., 5.25%, 12/15/24(b)		10	10,050
ADT Corp. (The):
6.25%, 10/15/21		15	15,637
3.50%, 07/15/22		32	29,720
4.13%, 06/15/23		22	20,680
4.88%, 07/15/32(b)		50	43,250
Advanced Disposal Services, Inc., 5.63%, 11/15/24(b)		27	27,270
APX Group, Inc.:
6.38%, 12/01/19		4	4,025
8.75%, 12/01/20		31	31,155
7.88%, 12/01/22		28	29,120
Aramark Services, Inc.:
5.13%, 01/15/24		23	23,460
5.00%, 04/01/25(b)		3	3,023
5.00%, 02/01/28(b)		24	23,490
Harland Clarke Holdings Corp., 8.38%, 08/15/22(b)		14	14,245
KAR Auction Services, Inc., 5.13%, 06/01/25(b)		25	24,875
Matthews International Corp., 5.25%, 12/01/25(b)		6	5,910
Mobile Mini, Inc., 5.88%, 07/01/24		77	79,310
Prime Security Services Borrower LLC, 9.25%, 05/15/23(b)		171	185,309
Ritchie Bros Auctioneers, Inc., 5.38%, 01/15/25(b)		20	20,000
Tervita Escrow Corp., 7.63%, 12/01/21(b)		45	45,656
Waste Pro USA, Inc., 5.50%, 02/15/26(b)		6	5,925
Wrangler Buyer Corp., 6.00%, 10/01/25(b)		21	20,633

			662,743
Communications Equipment — 0.5%
CB Escrow Corp., 8.00%, 10/15/25(b)		15	13,969
CommScope Technologies LLC, 5.00%, 03/15/27(b)		33	31,350
CommScope, Inc., 5.50%, 06/15/24(b)		3	3,064
Nokia OYJ:
5.38%, 05/15/19		3	3,030
3.38%, 06/12/22		13	12,529
6.63%, 05/15/39		60	64,050
Riverbed Technology, Inc., 8.88%, 03/01/23(b)		10	9,500

			137,492

Security		Par (000)	Value
Construction & Engineering — 0.5%
Brand Industrial Services, Inc., 8.50%, 07/15/25(b)	USD	41	$42,692
Engility Corp., 8.88%, 09/01/24		26	27,032
New Enterprise Stone & Lime Co., Inc.(b):
10.13%, 04/01/22		19	20,377
6.25%, 03/15/26		7	7,009
Tutor Perini Corp., 6.88%, 05/01/25(b)		22	22,660
Weekley Homes LLC, 6.63%, 08/15/25(b)		8	7,900

			127,670
Consumer Finance — 1.6%
Ally Financial, Inc.:
5.13%, 09/30/24		40	40,850
8.00%, 11/01/31		129	157,380
Navient Corp.:
6.63%, 07/26/21		22	22,852
6.50%, 06/15/22		32	33,080
5.50%, 01/25/23		20	19,650
7.25%, 09/25/23		17	17,765
6.13%, 03/25/24		7	6,974
5.88%, 10/25/24		13	12,740
6.75%, 06/25/25		22	22,302
5.63%, 08/01/33		24	21,000
OneMain Financial Holdings LLC, 7.25%, 12/15/21(b)		15	15,544
Springleaf Finance Corp.:
5.63%, 03/15/23		8	7,860
6.88%, 03/15/25		37	37,139

			415,136
Containers & Packaging — 2.3%
Ardagh Packaging Finance plc, 4.63%, 05/15/23(b)		200	200,750
Ball Corp.:
5.00%, 03/15/22		21	21,735
4.00%, 11/15/23		6	5,850
BWAY Holding Co.(b):
5.50%, 04/15/24		73	73,456
7.25%, 04/15/25		38	38,760
Crown Americas LLC:
4.75%, 02/01/26(b)		4	3,870
4.25%, 09/30/26		22	20,350
OI European Group BV, 4.00%, 03/15/23(b)		24	22,860
Reynolds Group Issuer, Inc.:
5.75%, 10/15/20		41	41,211
6.87%, 02/15/21		35	35,130
(LIBOR USD 3 Month + 3.50%), 5.22%, 07/15/21(b)(f)		8	8,100
5.13%, 07/15/23(b)		24	24,233
7.00%, 07/15/24(b)		115	120,391
Sealed Air Corp., 6.88%, 07/15/33(b)		9	9,990

			626,686
Distributors — 0.2%(b)
American Builders & Contractors Supply Co., Inc., 5.75%, 12/15/23		4	4,110
American Tire Distributors, Inc., 10.25%, 03/01/22		39	39,829

			43,939
Diversified Consumer Services — 0.3%
Laureate Education, Inc., 8.25%, 05/01/25(b)		29	31,102
Service Corp. International, 4.50%, 11/15/20		20	20,100
ServiceMaster Co. LLC (The), 5.13%, 11/15/24(b)		14	13,545

			64,747

2

Schedule of Investments (continued) March 31, 2018	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Diversified Financial Services — 1.1%(b)
FBM Finance, Inc., 8.25%, 08/15/21	USD	20	$20,900
Infinity Acquisition LLC, 7.25%, 08/01/22		5	4,962
Jefferies Finance LLC, 7.38%, 04/01/20		200	202,000
Tempo Acquisition LLC, 6.75%, 06/01/25		54	53,933
Travelport Corporate Finance plc, 6.00%, 03/15/26		18	18,067

			299,862
Diversified Telecommunication Services — 6.3%
Altice France SA, 7.38%, 05/01/26(b)		248	236,220
CCO Holdings LLC(b):
4.00%, 03/01/23		29	27,840
5.13%, 05/01/23		7	7,009
5.13%, 05/01/27		222	210,767
5.00%, 02/01/28		35	32,812
CenturyLink, Inc.:
6.45%, 06/15/21		64	65,280
5.80%, 03/15/22		32	31,240
7.50%, 04/01/24		12	12,090
5.63%, 04/01/25		6	5,415
7.60%, 09/15/39		2	1,723
7.65%, 03/15/42		39	33,053
Cincinnati Bell, Inc., 7.00%, 07/15/24(b)		44	39,380
Embarq Corp., 8.00%, 06/01/36		6	5,655
Frontier Communications Corp.:
7.13%, 03/15/19		5	4,994
10.50%, 09/15/22		10	8,363
7.13%, 01/15/23		22	14,843
6.88%, 01/15/25		44	26,015
11.00%, 09/15/25		94	70,441
8.50%, 04/01/26(b)		34	32,895
Intelsat Jackson Holdings SA:
7.25%, 10/15/20		38	35,150
5.50%, 08/01/23		41	33,005
9.75%, 07/15/25(b)		56	52,290
Level 3 Financing, Inc.:
5.38%, 08/15/22		31	31,000
5.63%, 02/01/23		10	10,010
5.13%, 05/01/23		13	12,756
5.38%, 01/15/24		21	20,462
5.38%, 05/01/25		17	16,490
5.25%, 03/15/26		106	99,905
Qualitytech LP, 4.75%, 11/15/25(b)		16	15,040
Qwest Corp., 6.75%, 12/01/21		10	10,721
Sprint Capital Corp.:
6.90%, 05/01/19		25	25,750
8.75%, 03/15/32		96	100,320
Telecom Italia Capital SA:
6.38%, 11/15/33		36	39,060
6.00%, 09/30/34		74	76,753
7.20%, 07/18/36		20	23,450
Telesat Canada, 8.88%, 11/15/24(b)		27	29,632
Virgin Media Finance plc, 5.75%, 01/15/25(b)		200	191,500

			1,689,329
Electric Utilities — 0.1%
DPL, Inc., 7.25%, 10/15/21		3	3,251
NextEra Energy Operating Partners LP, 4.25%, 09/15/24(b)		22	21,340

			24,591

Security		Par (000)	Value
Electrical Equipment — 0.4%(b)
Sensata Technologies BV:
5.63%, 11/01/24	USD	7	$7,315
5.00%, 10/01/25		37	36,445
Vertiv Group Corp., 9.25%, 10/15/24		67	70,015

			113,775
Electronic Equipment, Instruments & Components — 0.3%
Anixter, Inc., 5.63%, 05/01/19		5	5,106
CDW LLC:
5.00%, 09/01/23		31	31,430
5.50%, 12/01/24		30	31,284
5.00%, 09/01/25		13	12,935

			80,755
Energy Equipment & Services — 2.6%
CSI Compressco LP, 7.50%, 04/01/25(b)		33	33,330
Diamond Offshore Drilling, Inc., 7.88%, 08/15/25		10	10,025
Ensco plc:
5.20%, 03/15/25		5	4,025
7.75%, 02/01/26		36	33,030
Nabors Industries, Inc.:
4.63%, 09/15/21		6	5,792
5.75%, 02/01/25(b)		15	14,156
Noble Holding International Ltd.:
7.75%, 01/15/24		23	21,332
7.70%, 04/01/25		4	3,540
7.88%, 02/01/26(b)		77	75,845
Oceaneering International, Inc., 6.00%, 02/01/28		4	3,955
Parker Drilling Co., 7.50%, 08/01/20		13	11,862
Pioneer Energy Services Corp., 6.13%, 03/15/22		32	27,760
Precision Drilling Corp.:
6.50%, 12/15/21		4	4,030
7.75%, 12/15/23		15	15,581
5.25%, 11/15/24		13	12,188
7.13%, 01/15/26(b)		17	16,830
Rowan Cos., Inc.:
4.88%, 06/01/22		10	9,075
4.75%, 01/15/24		13	10,822
7.38%, 06/15/25		48	45,000
SESI LLC:
7.13%, 12/15/21		10	10,188
7.75%, 09/15/24(b)		24	24,840
Transocean, Inc.:
5.80%, 10/15/22		24	23,040
9.00%, 07/15/23(b)		90	95,738
7.50%, 01/15/26(b)		29	28,565
6.80%, 03/15/38		12	9,360
Trinidad Drilling Ltd., 6.63%, 02/15/25(b)		35	32,638
USA Compression Partners LP, 6.88%, 04/01/26(b)		29	29,435
Weatherford International Ltd.:
7.75%, 06/15/21		31	28,907
8.25%, 06/15/23		5	4,360
9.88%, 02/15/24		44	40,150
6.50%, 08/01/36		14	9,940
5.95%, 04/15/42		18	12,150

			707,489
Equity Real Estate Investment Trusts (REITs) — 2.2%
CoreCivic, Inc., 4.75%, 10/15/27		17	15,980

3

Schedule of Investments (continued) March 31, 2018	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
CyrusOne LP:
5.00%, 03/15/24	USD	54	$54,067
5.38%, 03/15/27		6	5,985
Equinix, Inc., 5.88%, 01/15/26		50	52,125
ESH Hospitality, Inc., 5.25%, 05/01/25(b)		18	17,510
GEO Group, Inc. (The):
5.13%, 04/01/23		11	10,863
5.88%, 10/15/24		56	55,440
6.00%, 04/15/26		2	1,955
iStar, Inc.:
4.63%, 09/15/20		4	4,005
6.00%, 04/01/22		15	15,037
5.25%, 09/15/22		19	18,383
MGM Growth Properties Operating Partnership LP:
5.63%, 05/01/24		120	123,600
4.50%, 09/01/26		68	64,940
4.50%, 01/15/28		36	33,761
SBA Communications Corp.:
4.00%, 10/01/22(b)		44	42,130
4.88%, 09/01/24		23	22,540
Uniti Group LP, 8.25%, 10/15/23		35	33,075
VICI Properties 1 LLC, 8.00%, 10/15/23		23	25,917

			597,313
Food & Staples Retailing — 0.2%
Albertsons Cos. LLC, 5.75%, 03/15/25		28	23,878
Rite Aid Corp., 6.13%, 04/01/23(b)		29	29,218

			53,096
Food Products — 1.0%(b)
Chobani LLC, 7.50%, 04/15/25		32	32,960
JBS USA LUX SA:
5.88%, 07/15/24		20	19,506
5.75%, 06/15/25		61	56,883
6.75%, 02/15/28		31	29,760
Pilgrim’s Pride Corp.:
5.75%, 03/15/25		23	22,335
5.88%, 09/30/27		22	20,731
Post Holdings, Inc.:
5.50%, 03/01/25		19	18,715
5.00%, 08/15/26		32	30,400
5.75%, 03/01/27		40	39,800
5.63%, 01/15/28		8	7,640

			278,730
Health Care Equipment & Supplies — 1.9%
Avantor, Inc.(b):
6.00%, 10/01/24		171	170,145
9.00%, 10/01/25		43	42,355
DJO Finance LLC, 8.13%, 06/15/21(b)		88	88,220
Mallinckrodt International Finance SA(b):
4.88%, 04/15/20		9	8,550
5.75%, 08/01/22		7	5,985
5.63%, 10/15/23		8	6,400
5.50%, 04/15/25		61	47,351
Ortho-Clinical Diagnostics, Inc., 6.63%, 05/15/22(b)		121	117,975
Sotera Health Holdings LLC, 6.50%, 05/15/23(b)		12	12,090
Teleflex, Inc., 4.88%, 06/01/26		12	11,880

			510,951
Health Care Providers & Services — 5.1%
Acadia Healthcare Co., Inc.:
5.13%, 07/01/22		9	9,000
5.63%, 02/15/23		11	11,137
6.50%, 03/01/24		26	27,040

Security		Par (000)	Value
Health Care Providers & Services (continued)
Centene Corp.:
5.63%, 02/15/21	USD	39	$40,072
4.75%, 05/15/22		37	37,462
6.13%, 02/15/24		5	5,204
Community Health Systems, Inc.:
8.00%, 11/15/19		31	27,823
6.25%, 03/31/23		25	23,031
DaVita, Inc., 5.00%, 05/01/25		28	27,063
Encompass Health Corp., 5.75%, 11/01/24		3	3,052
Envision Healthcare Corp.:
5.13%, 07/01/22(b)		23	22,885
5.63%, 07/15/22		45	45,202
6.25%, 12/01/24(b)		7	7,228
HCA, Inc.:
5.88%, 03/15/22		31	32,666
5.88%, 05/01/23		13	13,455
5.00%, 03/15/24		74	74,740
5.38%, 02/01/25		69	69,172
5.25%, 04/15/25		43	43,955
5.88%, 02/15/26		35	35,613
5.25%, 06/15/26		88	89,144
4.50%, 02/15/27		11	10,615
5.50%, 06/15/47		107	103,389
MEDNAX, Inc., 5.25%, 12/01/23(b)		12	12,060
Molina Healthcare, Inc., 4.88%, 06/15/25(b)		12	11,190
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(b)		53	54,723
NVA Holdings, Inc., 6.88%, 04/01/26(b)		26	26,195
Polaris Intermediate Corp., 8.50% ( 8.50% Cash or 9.25% PIK), 12/01/22(b)(e)		82	83,641
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 05/01/23(b)		15	15,600
Surgery Center Holdings, Inc.(b):
8.88%, 04/15/21		14	14,595
6.75%, 07/01/25		35	33,950
Team Health Holdings, Inc., 6.38%, 02/01/25(b)		41	35,162
Tenet Healthcare Corp.:
6.00%, 10/01/20		32	33,080
7.50%, 01/01/22(b)		32	33,720
8.13%, 04/01/22		78	81,315
6.75%, 06/15/23		36	35,235
4.63%, 07/15/24(b)		98	94,203
5.13%, 05/01/25(b)		18	17,302
Vizient, Inc., 10.38%, 03/01/24(b)		22	24,365
WellCare Health Plans, Inc., 5.25%, 04/01/25		11	11,041

			1,376,325
Hotels, Restaurants & Leisure — 3.5%
1011778 BC ULC(b):
4.25%, 05/15/24		29	27,739
5.00%, 10/15/25		166	158,065
Boyne USA, Inc., 7.25%, 05/01/25(b)		8	8,210
Caesars Resort Collection LLC, 5.25%, 10/15/25(b)		36	34,512
Eldorado Resorts, Inc., 6.00%, 04/01/25		10	10,150
GLP Capital LP:
5.38%, 11/01/23		6	6,216
5.38%, 04/15/26		12	12,180
Golden Nugget, Inc., 6.75%, 10/15/24(b)		42	42,210
Hilton Worldwide Finance LLC, 4.63%, 04/01/25		6	5,992
IRB Holding Corp., 6.75%, 02/15/26(b)		20	19,602
Jacobs Entertainment, Inc., 7.88%, 02/01/24(b)		6	6,360
KFC Holding Co.(b):

4

Schedule of Investments (continued) March 31, 2018	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
5.00%, 06/01/24	USD	10	$9,938
5.25%, 06/01/26		37	36,861
MGM Resorts International:
5.25%, 03/31/20		22	22,552
6.75%, 10/01/20		33	35,063
6.63%, 12/15/21		94	100,903
7.75%, 03/15/22		18	20,025
Sabre GLBL, Inc.(b):
5.38%, 04/15/23		11	11,096
5.25%, 11/15/23		16	16,165
Scientific Games International, Inc.:
10.00%, 12/01/22		111	119,533
5.00%, 10/15/25(b)		52	50,570
Six Flags Entertainment Corp., 4.88%, 07/31/24(b)		53	51,609
Station Casinos LLC, 5.00%, 10/01/25(b)		27	25,650
Viking Cruises Ltd.(b):
6.25%, 05/15/25		13	13,000
5.88%, 09/15/27		52	49,270
Wyndham Hotels & Resorts, Inc., 5.38%, 04/15/26(b)		17	17,000
Wyndham Worldwide Corp.:
4.15%, 04/01/24		12	11,969
5.10%, 10/01/25		2	2,068
4.50%, 04/01/27		5	4,967
Yum Brands, Inc., 3.88%, 11/01/23		2	1,920

			931,395
Household Durables — 1.4%
K. Hovnanian Enterprises, Inc., 10.00%, 07/15/22(b)		17	18,057
Lennar Corp.:
6.63%, 05/01/20(b)		6	6,337
8.38%, 01/15/21(b)		44	48,730
4.75%, 04/01/21		4	4,070
4.13%, 01/15/22		28	27,537
5.38%, 10/01/22(b)		2	2,055
4.75%, 11/15/22		28	28,175
5.25%, 06/01/26(b)		14	13,825
4.75%, 11/29/27(b)		40	38,300
Mattamy Group Corp.(b):
6.88%, 12/15/23		18	18,495
6.50%, 10/01/25		4	4,040
MDC Holdings, Inc., 6.00%, 01/15/43		20	18,400
Meritage Homes Corp., 5.13%, 06/06/27		9	8,505
PulteGroup, Inc.:
6.38%, 05/15/33		22	22,990
6.00%, 02/15/35		6	6,075
Springs Industries, Inc., 6.25%, 06/01/21		4	4,055
Tempur Sealy International, Inc., 5.50%, 06/15/26		18	17,325
TRI Pointe Group, Inc.:
4.38%, 06/15/19		10	10,025
4.88%, 07/01/21		15	15,098
5.88%, 06/15/24		15	15,221
5.25%, 06/01/27		8	7,520
William Lyon Homes, Inc.:
6.00%, 09/01/23(b)		6	5,978
5.88%, 01/31/25		10	9,793
Williams Scotsman International, Inc., 7.88%, 12/15/22(b)		13	13,447

			364,053
Household Products — 0.1%
Spectrum Brands, Inc.:
6.63%, 11/15/22		15	15,487
5.75%, 07/15/25		11	11,220

			26,707

Security		Par (000)	Value
Independent Power and Renewable Electricity Producers — 1.7%
AES Corp.:
4.50%, 03/15/23	USD	17	$17,309
4.88%, 05/15/23		4	4,070
5.50%, 04/15/25		10	10,337
6.00%, 05/15/26		21	22,103
5.13%, 09/01/27		37	37,648
Calpine Corp.(b):
5.88%, 01/15/24		46	46,451
5.25%, 06/01/26		72	69,480
Dynegy, Inc.:
7.38%, 11/01/22		35	36,881
5.88%, 06/01/23		4	4,101
8.00%, 01/15/25(b)		30	32,625
8.13%, 01/30/26(b)		19	20,971
NRG Energy, Inc.:
6.25%, 05/01/24		10	10,300
6.63%, 01/15/27		78	79,755
5.75%, 01/15/28(b)		7	6,842
NRG Yield Operating LLC, 5.38%, 08/15/24		25	25,094
Pattern Energy Group, Inc., 5.88%, 02/01/24(b)		16	16,360
Talen Energy Supply LLC, 6.50%, 06/01/25		19	13,395

			453,722
Insurance — 1.0%(b)
Acrisure LLC, 7.00%, 11/15/25		20	19,200
Alliant Holdings Intermediate LLC, 8.25%, 08/01/23		114	117,420
AssuredPartners, Inc., 7.00%, 08/15/25		6	5,925
HUB International Ltd., 7.88%, 10/01/21		107	110,745
NFP Corp., 6.88%, 07/15/25		10	9,925
USIS Merger Sub, Inc., 6.88%, 05/01/25		6	6,000

			269,215
Internet & Direct Marketing Retail — 0.2%
Netflix, Inc.:
5.50%, 02/15/22		42	43,575
4.38%, 11/15/26		11	10,395

			53,970
Internet Software & Services — 0.8%
GTT Communications, Inc., 7.88%, 12/31/24(b)		26	26,065
Rackspace Hosting, Inc., 8.63%, 11/15/24(b)		19	18,762
Zayo Group LLC:
6.00%, 04/01/23		58	59,595
6.38%, 05/15/25		19	19,665
5.75%, 01/15/27(b)		95	92,863

			216,950
IT Services — 1.8%(b)
Alliance Data Systems Corp.:
5.88%, 11/01/21		49	49,980
5.38%, 08/01/22		67	67,000
First Data Corp.:
7.00%, 12/01/23		93	97,622
5.75%, 01/15/24		191	192,194
Gartner, Inc., 5.13%, 04/01/25		22	22,000
WEX, Inc., 4.75%, 02/01/23		60	60,282

			489,078
Leisure Products — 0.2%
Mattel, Inc.:
6.75%, 12/31/25(b)		33	32,258
6.20%, 10/01/40		7	5,950
5.45%, 11/01/41		4	3,261

			41,469

5

Schedule of Investments (continued) March 31, 2018	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Life Sciences Tools & Services — 0.1%
Charles River Laboratories International, Inc., 5.50%, 04/01/26(b)	USD	13	$13,179

Machinery — 2.2%
BlueLine Rental Finance Corp., 9.25%, 03/15/24(b)		117	125,445
Cleaver-Brooks, Inc., 7.88%, 03/01/23(b)		5	5,193
EnPro Industries, Inc., 5.88%, 09/15/22		13	13,439
Grinding Media, Inc., 7.38%, 12/15/23(b)		26	27,300
Navistar International Corp., 6.63%, 11/01/25(b)		29	29,000
Novelis Corp.(b):
6.25%, 08/15/24		182	186,550
5.88%, 09/30/26		45	44,100
RBS Global, Inc., 4.88%, 12/15/25(b)		23	22,310
SPX FLOW, Inc., 5.63%, 08/15/24(b)		16	16,280
Terex Corp., 5.63%, 02/01/25(b)		35	35,044
Titan Acquisition Ltd., 7.75%, 04/15/26(b)		56	55,825
Wabash National Corp., 5.50%, 10/01/25(b)		23	22,425

			582,911
Media — 8.1%
Acosta, Inc., 7.75%, 10/01/22(b)		23	14,490
Altice Financing SA, 6.63%, 02/15/23(b)		200	198,000
Altice Luxembourg SA, 7.75%, 05/15/22(b)		200	185,748
Altice US Finance I Corp., 5.38%, 07/15/23(b)		200	202,600
AMC Networks, Inc.:
5.00%, 04/01/24		12	11,858
4.75%, 08/01/25		34	32,763
Cablevision Systems Corp., 8.00%, 04/15/20		15	15,816
CBS Radio, Inc., 7.25%, 11/01/24(b)		7	7,131
Cequel Communications Holdings I LLC(b):
6.38%, 09/15/20		45	45,789
5.13%, 12/15/21		164	163,600
Clear Channel International BV, 8.75%, 12/15/20(b)		96	100,320
Clear Channel Worldwide Holdings, Inc.:
7.63%, 03/15/20		75	74,906
6.50%, 11/15/22		328	334,693
CSC Holdings LLC:
10.13%, 01/15/23(b)		200	222,000
5.25%, 06/01/24		31	29,489
DISH DBS Corp.:
5.88%, 07/15/22		82	78,413
5.00%, 03/15/23		23	20,671
5.88%, 11/15/24		8	7,130
7.75%, 07/01/26		92	86,273
DISH Network Corp., 3.38%, 08/15/26(g)		23	22,154
Live Nation Entertainment, Inc.(b):
4.88%, 11/01/24		3	2,925
5.63%, 03/15/26		9	9,112
McGraw-Hill Global Education Holdings LLC, 7.88%, 05/15/24(b)		12	11,472
MDC Partners, Inc., 6.50%, 05/01/24(b)		38	36,955
Meredith Corp., 6.88%, 02/01/26(b)		16	16,420
Midcontinent Communications, 6.88%, 08/15/23(b)		28	29,435
Outfront Media Capital LLC:
5.63%, 02/15/24		4	4,010
5.88%, 03/15/25		5	5,069
Radiate Holdco LLC(b):
6.88%, 02/15/23		6	5,805
6.63%, 02/15/25		24	22,080
Sirius XM Radio, Inc.(b):
5.38%, 04/15/25		15	14,888
5.00%, 08/01/27		18	16,920

Security		Par (000)	Value
Media (continued)
TEGNA, Inc., 5.50%, 09/15/24(b)	USD	8	$8,160
Townsquare Media, Inc., 6.50%, 04/01/23(b)		24	22,560
Tribune Media Co., 5.88%, 07/15/22		7	7,096
Univision Communications, Inc.(b):
6.75%, 09/15/22		1	1,031
5.13%, 05/15/23		20	19,052
5.13%, 02/15/25		20	18,650
Urban One, Inc., 7.38%, 04/15/22(b)		10	9,900
Videotron Ltd., 5.13%, 04/15/27(b)		46	45,080
WMG Acquisition Corp., 5.50%, 04/15/26(b)		12	12,060

			2,172,524
Metals & Mining — 5.1%
Big River Steel LLC, 7.25%, 09/01/25(b)		21	21,787
Cleveland-Cliffs, Inc., 4.88%, 01/15/24(b)		20	19,400
Constellium NV, 5.88%, 02/15/26(b)		250	246,250
First Quantum Minerals Ltd., 7.00%, 02/15/21(b)		98	98,306
Freeport-McMoRan, Inc.:
3.10%, 03/15/20		42	41,530
4.00%, 11/14/21		22	21,890
3.55%, 03/01/22		78	75,465
3.88%, 03/15/23		123	118,867
5.40%, 11/14/34		17	16,155
5.45%, 03/15/43		123	113,123
Joseph T. Ryerson & Son, Inc., 11.00%, 05/15/22(b)		22	24,255
Kaiser Aluminum Corp., 5.88%, 05/15/24		14	14,490
Signode Industrial Group Lux SA, 6.38%, 05/01/22(b)		47	48,351
Steel Dynamics, Inc.:
5.13%, 10/01/21		35	35,567
5.25%, 04/15/23		52	52,650
5.50%, 10/01/24		38	39,186
4.13%, 09/15/25		22	20,955
SunCoke Energy Partners LP, 7.50%, 06/15/25(b)		31	31,930
Teck Resources Ltd.:
4.50%, 01/15/21		8	8,050
3.75%, 02/01/23		81	77,857
8.50%, 06/01/24(b)		93	103,342
5.20%, 03/01/42		57	53,295
5.40%, 02/01/43		22	20,955
United States Steel Corp.:
6.88%, 08/15/25		28	28,770
6.25%, 03/15/26		31	30,923

			1,363,349
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Starwood Property Trust, Inc.:
5.00%, 12/15/21		27	27,540
4.75%, 03/15/25(b)		10	9,750

			37,290
Multiline Retail — 0.1%
JC Penney Corp., Inc.:
8.13%, 10/01/19		2	2,123
6.38%, 10/15/36		8	4,960
7.40%, 04/01/37		2	1,340
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21(b)		29	18,342

			26,765
Oil, Gas & Consumable Fuels — 11.2%
Alta Mesa Holdings LP, 7.88%, 12/15/24		14	14,577
Antero Midstream Partners LP, 5.38%, 09/15/24		5	5,037
Antero Resources Corp.:

6

Schedule of Investments (continued) March 31, 2018	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
5.13%, 12/01/22	USD	12	$12,090
5.63%, 06/01/23		5	5,100
Ascent Resources Utica Holdings LLC, 10.00%, 04/01/22(b)		21	22,680
California Resources Corp., 8.00%, 12/15/22(b)		29	22,765
Callon Petroleum Co., 6.13%, 10/01/24		26	26,593
Calumet Specialty Products Partners LP:
6.50%, 04/15/21		4	3,880
7.63%, 01/15/22		14	13,860
Carrizo Oil & Gas, Inc.:
6.25%, 04/15/23		22	22,000
8.25%, 07/15/25		18	18,855
Cheniere Corpus Christi Holdings LLC:
7.00%, 06/30/24		100	110,625
5.88%, 03/31/25		25	26,156
5.13%, 06/30/27		15	14,888
Cheniere Energy Partners LP, 5.25%, 10/01/25(b)		43	42,409
Chesapeake Energy Corp.(b):
8.00%, 01/15/25		10	9,675
8.00%, 06/15/27		83	79,265
CNX Resources Corp., 5.88%, 04/15/22		170	171,062
CONSOL Energy, Inc., 11.00%, 11/15/25(b)		38	40,576
Continental Resources, Inc.:
3.80%, 06/01/24		19	18,287
4.38%, 01/15/28(b)		32	31,200
4.90%, 06/01/44		8	7,660
Covey Park Energy LLC, 7.50%, 05/15/25(b)		43	42,570
Crestwood Midstream Partners LP, 6.25%, 04/01/23		5	5,037
CrownRock LP, 5.63%, 10/15/25(b)		59	58,410
DCP Midstream Operating LP(b):
4.75%, 09/30/21		35	35,306
6.45%, 11/03/36		17	18,275
6.75%, 09/15/37		29	31,900
Denbury Resources, Inc., 9.25%, 03/31/22(b)		50	50,937
Diamondback Energy, Inc., 5.38%, 05/31/25		27	27,418
Eclipse Resources Corp., 8.88%, 07/15/23		5	4,719
Endeavor Energy Resources LP(b):
5.50%, 01/30/26		8	7,960
5.75%, 01/30/28		10	9,962
Energy Transfer Equity LP:
7.50%, 10/15/20		23	24,768
4.25%, 03/15/23		34	32,980
5.88%, 01/15/24		13	13,423
5.50%, 06/01/27		20	20,050
EP Energy LLC:
9.38%, 05/01/20		2	1,860
9.38%, 05/01/24(b)		65	46,231
8.00%, 11/29/24(b)		42	42,210
Extraction Oil & Gas, Inc.(b):
7.38%, 05/15/24		21	21,945
5.63%, 02/01/26		27	25,515
Genesis Energy LP:
6.50%, 10/01/25		11	10,780
6.25%, 05/15/26		16	15,240
Great Western Petroleum LLC, 9.00%, 09/30/21(b)		56	57,400
Gulfport Energy Corp.:
6.63%, 05/01/23		22	22,220
6.00%, 10/15/24		16	15,180
6.38%, 01/15/26		5	4,750
Halcon Resources Corp.:
6.75%, 02/15/25		50	49,125
6.75%, 02/15/25(b)		15	14,644
Hess Infrastructure Partners LP, 5.63%, 02/15/26(b)		39	38,317
Indigo Natural Resources LLC, 6.88%, 02/15/26(b)		20	18,850

Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Jones Energy Holdings LLC, 9.25%, 03/15/23(b)	USD	3	$2,857
Matador Resources Co., 6.88%, 04/15/23		81	84,240
MEG Energy Corp.(b):
6.38%, 01/30/23		49	40,915
6.50%, 01/15/25		62	60,140
Murphy Oil Corp.:
4.45%, 12/01/22		11	10,643
5.75%, 08/15/25		2	1,970
5.88%, 12/01/42		6	5,490
Newfield Exploration Co.:
5.63%, 07/01/24		20	21,100
5.38%, 01/01/26		10	10,325
NGL Energy Partners LP:
5.13%, 07/15/19		12	11,970
6.88%, 10/15/21		62	61,845
NGPL PipeCo LLC(b):
4.38%, 08/15/22		21	20,869
7.77%, 12/15/37		52	62,920
Oasis Petroleum, Inc.:
6.50%, 11/01/21		16	16,240
6.88%, 01/15/23		2	2,025
Parkland Fuel Corp., 6.00%, 04/01/26(b)		10	10,050
Parsley Energy LLC(b):
6.25%, 06/01/24		9	9,327
5.38%, 01/15/25		42	41,895
5.25%, 08/15/25		9	8,921
5.63%, 10/15/27		4	4,000
PBF Holding Co. LLC, 7.25%, 06/15/25		24	24,930
PDC Energy, Inc.:
6.13%, 09/15/24		2	2,040
5.75%, 05/15/26(b)		10	9,825
QEP Resources, Inc.:
5.38%, 10/01/22		24	23,970
5.63%, 03/01/26		10	9,450
Range Resources Corp.:
5.88%, 07/01/22		15	15,075
5.00%, 03/15/23		30	28,764
4.88%, 05/15/25		27	25,043
Resolute Energy Corp., 8.50%, 05/01/20		44	43,890
Rockies Express Pipeline LLC(b):
6.85%, 07/15/18		5	5,038
6.00%, 01/15/19		17	17,298
5.63%, 04/15/20		15	15,525
6.88%, 04/15/40		66	76,123
RSP Permian, Inc.:
6.63%, 10/01/22		40	41,800
5.25%, 01/15/25		8	8,270
Sanchez Energy Corp.:
7.75%, 06/15/21		120	110,400
6.13%, 01/15/23		33	24,069
7.25%, 02/15/23(b)		16	16,080
Seven Generations Energy Ltd.(b):
6.88%, 06/30/23		14	14,525
5.38%, 09/30/25		7	6,685
SM Energy Co.:
6.50%, 11/15/21		20	20,125
6.13%, 11/15/22		9	9,000
6.50%, 01/01/23		10	9,925
5.00%, 01/15/24		4	3,710
6.75%, 09/15/26		14	13,860
Southern Star Central Corp., 5.13%, 07/15/22(b)		3	3,045

7

Schedule of Investments (continued) March 31, 2018	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Southwestern Energy Co.:
6.70%, 01/23/25	USD	15	$14,557
7.50%, 04/01/26		9	9,090
7.75%, 10/01/27		13	13,228
Sunoco LP(b):
4.88%, 01/15/23		44	42,405
5.88%, 03/15/28		2	1,933
Tallgrass Energy Partners LP(b):
5.50%, 09/15/24		34	34,595
5.50%, 01/15/28		38	38,333
Targa Resources Partners LP:
5.25%, 05/01/23		2	2,015
5.13%, 02/01/25		24	23,880
5.38%, 02/01/27		9	8,966
5.00%, 01/15/28(b)		22	20,983
TerraForm Power Operating LLC(b):
4.25%, 01/31/23		19	18,264
5.00%, 01/31/28		20	18,975
Whiting Petroleum Corp., 6.63%, 01/15/26(b)		28	28,210
WildHorse Resource Development Corp., 6.88%, 02/01/25		16	16,040
Williams Cos., Inc. (The):
4.55%, 06/24/24		4	4,028
8.75%, 03/15/32		5	6,625
5.75%, 06/24/44		102	107,865
WPX Energy, Inc.:
7.50%, 08/01/20		7	7,490
6.00%, 01/15/22		27	27,743
5.25%, 09/15/24		12	11,820

			3,010,474
Paper & Forest Products — 0.2%
Mercer International, Inc.:
6.50%, 02/01/24		15	15,712
5.50%, 01/15/26(b)		13	12,903
Norbord, Inc., 6.25%, 04/15/23(b)		24	25,260
PH Glatfelter Co., 5.38%, 10/15/20		8	8,124

			61,999
Personal Products — 0.0%
Coty, Inc., 6.50%, 04/15/26(b)		10	10,050

Pharmaceuticals — 2.2%
Catalent Pharma Solutions, Inc., 4.88%, 01/15/26(b)		35	34,125
Endo Finance LLC(b):
7.25%, 01/15/22		5	4,337
5.38%, 01/15/23		60	45,450
inVentiv Group Holdings, Inc., 7.50%, 10/01/24(b)		25	26,563
Teva Pharmaceutical Finance Netherlands III BV, 1.70%, 07/19/19		43	41,580
Valeant Pharmaceuticals International, Inc.(b):
7.50%, 07/15/21		51	51,191
6.75%, 08/15/21		26	26,065
5.63%, 12/01/21		14	13,370
6.50%, 03/15/22		36	37,170
7.25%, 07/15/22		2	2,000
5.50%, 03/01/23		21	18,375
5.88%, 05/15/23		120	105,899
7.00%, 03/15/24		56	58,380
6.13%, 04/15/25		70	60,410
5.50%, 11/01/25		64	62,304
9.25%, 04/01/26		9	8,966

			596,185

Security		Par (000)	Value
Professional Services — 0.8%(b)
Booz Allen Hamilton, Inc., 5.13%, 05/01/25	USD	39	$38,025
Ceridian HCM Holding, Inc., 11.00%, 03/15/21		39	40,365
IHS Markit Ltd.:
4.75%, 02/15/25		25	25,375
4.00%, 03/01/26		13	12,480
Jaguar Holding Co. II, 6.38%, 08/01/23		98	99,102

			215,347
Real Estate Management & Development — 0.4%(b)
Five Point Operating Co. LP, 7.88%, 11/15/25		16	16,140
Greystar Real Estate Partners LLC, 5.75%, 12/01/25		18	17,955
Howard Hughes Corp. (The), 5.38%, 03/15/25		37	36,538
Realogy Group LLC:
4.50%, 04/15/19		5	5,025
5.25%, 12/01/21		27	27,143
4.88%, 06/01/23		10	9,575

			112,376
Road & Rail — 0.8%(b)
Avis Budget Car Rental LLC, 5.13%, 06/01/22		64	64,003
Herc Rentals, Inc.:
7.50%, 06/01/22		7	7,473
7.75%, 06/01/24		20	21,650
Hertz Corp. (The), 7.63%, 06/01/22		39	39,585
Park Aerospace Holdings Ltd.:
3.63%, 03/15/21		26	24,700
5.25%, 08/15/22		27	26,452
Watco Cos. LLC, 6.38%, 04/01/23		34	34,850

			218,713
Semiconductors & Semiconductor Equipment — 0.9%
Advanced Micro Devices, Inc., 7.50%, 08/15/22		10	10,900
Entegris, Inc., 4.63%, 02/10/26(b)		20	19,502
Micron Technology, Inc.:
5.25%, 01/15/24(b)		4	4,135
5.50%, 02/01/25		2	2,075
Microsemi Corp., 9.13%, 04/15/23(b)		3	3,341
NXP BV, 4.13%, 06/01/21(b)		200	202,000
Versum Materials, Inc., 5.50%, 09/30/24(b)		7	7,228

			249,181
Software — 3.9%
Ascend Learning LLC, 6.88%, 08/01/25(b)		32	32,880
BMC Software Finance, Inc., 8.13%, 07/15/21(b)		47	46,941
CDK Global, Inc., 4.88%, 06/01/27(b)		33	31,763
Change Healthcare Holdings LLC, 5.75%, 03/01/25(b)		24	23,797
Genesys Telecommunications Laboratories, Inc., 10.00%, 11/30/24(b)		63	69,930
Infor Software Parent LLC, 7.13% ( 7.13% Cash or 7.88% PIK), 05/01/21(b)(e)		42	42,436
Infor US, Inc., 6.50%, 05/15/22		260	264,550
Informatica LLC, 7.13%, 07/15/23(b)		82	81,795
Nuance Communications, Inc.:
5.38%, 08/15/20(b)		1	1,006
6.00%, 07/01/24		27	27,675
5.63%, 12/15/26		25	24,563
PTC, Inc., 6.00%, 05/15/24		22	23,045
RP Crown Parent LLC, 7.38%, 10/15/24(b)		45	46,575
Solera LLC, 10.50%, 03/01/24(b)		163	181,338
Sophia LP, 9.00%, 09/30/23(b)		31	32,550
Symantec Corp., 5.00%, 04/15/25(b)		22	22,188
TIBCO Software, Inc., 11.38%, 12/01/21(b)		84	91,455

			1,044,487

8

Schedule of Investments (continued) March 31, 2018	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Specialty Retail — 0.7%
Asbury Automotive Group, Inc., 6.00%, 12/15/24	USD	36	$36,630
Beacon Escrow Corp., 4.88%, 11/01/25(b)		44	41,910
Group 1 Automotive, Inc.:
5.00%, 06/01/22		10	10,078
5.25%, 12/15/23(b)		4	4,000
L Brands, Inc.:
6.88%, 11/01/35		44	42,680
6.75%, 07/01/36		5	4,800
Penske Automotive Group, Inc.:
5.75%, 10/01/22		21	21,525
5.50%, 05/15/26		8	7,860
PetSmart, Inc., 5.88%, 06/01/25(b)		11	7,947
Staples, Inc., 8.50%, 09/15/25(b)		18	16,650

			194,080
Technology Hardware, Storage & Peripherals — 0.5%
Dell International LLC, 7.13%, 06/15/24(b)		68	72,724
Western Digital Corp., 4.75%, 02/15/26		66	65,855
			138,579
Thrifts & Mortgage Finance — 0.1%
Ladder Capital Finance Holdings LLLP, 5.25%, 10/01/25(b)		33	31,268
Radian Group, Inc., 5.25%, 06/15/20		5	5,156

			36,424
Trading Companies & Distributors — 1.3%
Aircastle Ltd.:
6.25%, 12/01/19		5	5,200
7.63%, 04/15/20		4	4,280
5.13%, 03/15/21		11	11,275
5.50%, 02/15/22		34	35,445
Flexi-Van Leasing, Inc., 10.00%, 02/15/23(b)		21	20,843
HD Supply, Inc., 5.75%, 04/15/24(b)		201	211,743
United Rentals North America, Inc.:
4.63%, 10/15/25		42	40,845
5.88%, 09/15/26		23	23,920

			353,551
Water Utilities — 0.2%
Core & Main LP, 6.13%, 08/15/25(b)		43	42,032

Wireless Telecommunication Services — 2.6%
Hughes Satellite Systems Corp.:
7.63%, 06/15/21		10	10,731
5.25%, 08/01/26		65	63,700
Sprint Communications, Inc.(b):
9.00%, 11/15/18		47	48,469
7.00%, 03/01/20		41	43,050
Sprint Corp.:
7.88%, 09/15/23		77	78,540
7.13%, 06/15/24		210	204,750
7.63%, 02/15/25		48	47,160
7.63%, 03/01/26		34	33,174
T-Mobile USA, Inc.:
4.00%, 04/15/22		24	23,880
6.00%, 03/01/23		13	13,520
6.38%, 03/01/25		8	8,360
4.50%, 02/01/26		67	64,320
4.75%, 02/01/28		56	53,830
			693,484

Total Corporate Bonds — 90.3% (Cost: $24,520,964)			24,214,863

Security		Par (000)	Value

Floating Rate Loan Interests — 11.7%(h)
Aerospace & Defense — 0.1%
Sequa Corp., 1st Lien Term Loan, (LIBOR USD 3 Month + 5.00%), 7.07%, 11/28/21	USD	20	20,082
Sequa Corp., 2nd Lien Term Loan, (LIBOR USD 3 Month + 9.00%), 10.75%, 04/28/22		8	8,100

			28,182
Air Freight & Logistics — 0.3%
Ceva Group plc, Term Loan, (LIBOR USD 3 Month—0.10%), 2.21%, 03/19/21(d)		16	15,296
Ceva Intercompany BV, Term Loan, (LIBOR USD 3 Month + 5.50%), 7.27%, 03/19/21		16	16,064
Ceva Logistics Canada ULC, Canadian Term Loan, (LIBOR USD 3 Month + 5.50%), 7.27%, 03/19/21		3	2,521
Ceva Logistics U.S. Holdings, Inc., Term Loan, (LIBOR USD 3 Month + 5.50%), 7.27%, 03/19/21		23	22,793
XPO Logistics, Inc., Term Loan B, (LIBOR USD 3 Month + 2.00%), 3.92%, 02/24/25		13	13,041

			69,715
Airlines — 0.0%
Northwest Airlines, Inc., Term Loan:
(LIBOR USD 6 Month + 1.23%), 3.30% , 09/10/18(d)		5	4,541

			4,541
Auto Components — 0.1%(d)(i)
EOC Group, Inc., Term Loan, 03/15/25		2	1,771
EOC Group, Inc., Term Loan B, 03/15/25		11	11,062

			12,833
Chemicals — 0.8%
Ascend Performance Materials Operations LLC, Term Loan B, (LIBOR USD 1 Month + 5.25%), 7.13%, 08/12/22		163	163,598
Greenrock Element Materials, Term Loan, (LIBOR USD 3 Month + 3.50%), 5.80%, 06/28/24		6	6,022
Invictus Co., Term Loan B, 03/28/25(i)		12	11,727
Invictus Co., Term Loan B 26, 03/28/26(i)		6	6,080
PQ Corp., Term Loan B, (LIBOR USD 3 Month + 2.50%), 4.29%, 02/08/25		8	7,813
W.R. Grace, Term Loan B1, 02/23/25(i)		8	8,145
W.R. Grace, Term Loan B2, 02/23/25(i)		14	13,963

			217,348
Commercial Services & Supplies — 0.6%
Access CIG LLC, 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.75%), 5.63%, 02/27/25		6	6,060
Access CIG LLC, 2nd Lien Term Loan B, (LIBOR USD 6 Month + 7.75%), 9.63%, 02/27/26 USD		2	1,978
Brand Energy & Infrastructure Services, Inc., Term Loan, (LIBOR USD 3 Month + 4.25%), 5.99% - 6.55%, 06/21/24		132	133,040
West Corp., Term Loan, 10/10/24(i)		8	8,049
West Corp., Term Loan B1, (LIBOR USD 3 Month + 3.50%), 4.50%, 10/10/24		8	8,005

			157,132

9

Schedule of Investments (continued) March 31, 2018	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Construction & Engineering — 0.3%
Ply Gem, Inc., Term Loan B, 04/01/25(d)(i)	USD	76	$76,000

Diversified Consumer Services — 0.1%
Laureate Education, Inc., Term Loan B, (LIBOR USD 1 Month + 3.50%), 5.38%, 04/26/24		24	23,965

Diversified Financial Services — 0.1%(i)
Sedgwick Claims Management Services, 1st Lien Term Loan, 03/01/21		15	14,852
Sedgwick Claims Management Services, 2nd Lien Term Loan, 02/28/22		15	15,045

			29,897
Diversified Telecommunication Services — 0.3%
Centurylink, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.75%), 4.63%, 01/31/25		85	83,322
Spirit Communication, Term Loan, 10/27/24(i)		7	7,051

			90,373
Electrical Equipment — 0.0%
Graftech Finance, Inc., Term Loan B, (LIBOR USD 1 Month + 3.50%), 5.24%, 02/12/25(d)		7	7,000

Energy Equipment & Services — 0.4%
Pioneer Energy Services Corp., Term Loan,
(LIBOR USD 1 Month + 7.75%), 9.46%, 11/17/22(d)		65	67,275
Weatherford International Ltd., Term Loan,
(LIBOR USD 1 Month + 2.30%), 4.18%, 07/13/20		42	41,798

			109,073
Food & Staples Retailing — 0.1%
Sigma Bidco, Term Loan B, 03/07/25(i)		14	13,983

Food Products — 0.1%
CH Guenther & Son, Inc., Term Loan B, 03/21/25(d)(i)		11	11,014
Chobani LLC, Term Loan, (LIBOR USD 1 Month
+ 3.50%), 5.38%, 10/10/23		8	7,953
JBS USA LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 2.50%), 4.68%, 10/30/22		15	14,909

			33,876
Gas Utilities — 0.1%
BCP Renaissance Parent LLC, Term Loan B, (LIBOR USD 3 Month + 4.00%), 5.77%, 10/31/24		21	20,940

Health Care Equipment & Supplies — 0.6%
DJO Finance LLC, Term Loan, 06/08/20(i)		72	72,165
Immucor, Inc., Term Loan B3, (LIBOR USD 3 Month + 5.00%), 7.30%, 06/15/21		78	79,606

			151,771
Health Care Providers & Services — 0.2%
HCA, Inc., Term Loan B10, 03/13/25(i)		15	15,110
Quorum Health Corp., 1st Lien Term Loan, (LIBOR USD 1 Month + 6.75%), 8.63%, 04/29/22		14	14,494
Team Health Holdings, Inc., Term Loan B, (LIBOR USD 1 Month + 2.75%), 4.63%, 02/06/24		37	35,619

			65,223
Health Care Technology — 0.2%
Change Healthcare Holdings LLC, Term Loan B, (LIBOR USD 1 Month + 2.75%), 4.63%, 03/01/24		45	44,982

Security		Par (000)		Value
Hotels, Restaurants & Leisure — 0.2%
Caesars Resort Collection LLC, Term Loan B, (LIBOR USD 1 Month + 2.75%), 4.63%, 12/23/24	USD	13		$13,050
Four Seaons Holding, Inc., Term Loan, (LIBOR USD 1 Month + 2.50%), 4.38%, 11/30/23		5		4,962
GVC Holdings plc, Term Loan B2, 03/15/24(i)		14		14,015
IRB Holding Corp., Term Loan B, (LIBOR USD 1 Month + 3.25%), 4.94%, 02/05/25		8		8,082
Wyndham Hotels & Resorts, Inc., Term Loan, 04/01/25(d)(i)		22		22,055

				62,164
Industrial Conglomerates — 0.6%
Accudyne Industries LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 5.13%, 08/18/24		56		55,999
Cortes NP, Term Loan B, (LIBOR USD 1 Month + 4.00%), 5.67%, 11/30/23		22		22,306
Filtration Group Corp., Term Loan B, 03/29/25(d)(i)		7		7,018
PSAV Holdings LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 3.25%), 4.91% -5.26%, 02/21/25 USD		12		12,026
PSAV Holdings LLC, 2nd Lien Term Loan, 09/01/25(i)		10		10,012
Uber Technologies, Inc., Term Loan B, 03/14/25(i)		44		44,165

				151,526
Insurance — 0.1%
Alliant Holdings Intermediate LLC, Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.13%, 08/12/22		—	(j)	—
AssuredPartners, Inc., Term Loan, 10/22/24(i)		6		5,601
Asurion LLC, 2nd Lien Term Loan B-2, (LIBOR USD 1 Month + 6.00%), 7.88%, 08/04/25		10		10,258
Genworth Financial, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 4.50%), 6.20%, 02/28/23		13		13,219
USI, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.00%), 5.30%, 05/16/24		10		9,967

				39,045
Internet Software & Services — 0.0%
Deck Chassis Acquisition, Inc., Term Loan B, (LIBOR USD 1 Month + 6.00%), 7.88%, 06/15/23(d)		5		5,075

IT Services — 0.5%
Applied Systems, Inc., 2nd Lien Term Loan, (LIBOR USD 3 Month + 7.00%), 9.30%, 09/19/25		3		3,096
BMC Software Finance, Inc., Term Loan B2, (LIBOR USD 1 Month + 3.25%), 5.13%, 09/10/22		54		54,277
CCC Information Services, Inc., Term Loan B: (LIBOR USD 1 Month + 3.00%), 4.88% , 04/29/24		15		14,698
(LIBOR USD 1 Month + 6.75%), 8.63%, 04/28/25		4		4,058
Mitchell International, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 5.13%, 11/29/24		14		14,326
Mitchell International, Inc., 2nd Lien Term Loan, (LIBOR USD 1 Month + 7.25%), 9.14%, 12/01/25		15		15,056
Peak 10, Inc., 2nd Lien Term Loan, (LIBOR USD 3 Month + 7.25%), 9.02%, 08/01/25		7		7,024
Peak 10, Inc., Term Loan B, (LIBOR USD 3 Month + 3.50%), 5.80%, 08/01/24		17		16,955
Tempo Acquisition LLC, Term Loan B, (LIBOR USD 1 Month + 3.00%), 4.88%, 05/01/24		14		13,887

				143,377
Life Sciences Tools & Services — 0.0%
Albany Molecular Research, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 5.13%, 08/30/24		9		8,957

10

Schedule of Investments (continued) March 31, 2018	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)		Value
Machinery — 0.4%
Generac Power Systems, Inc., Term Loan B,
(LIBOR USD 3 Month + 2.00%), 3.69%, 05/31/23	USD	6		$6,013
Hayward Industries, Inc., 1st Lien Term Loan B,
(LIBOR USD 1 Month + 3.50%), 5.38%, 08/05/24		7		6,986
Pike Corp., 1st Lien Term Loan B, 03/12/25(i)		13		13,114
Titan Acquisition Ltd., Term Loan B, 03/16/25(i)		90		89,813

				115,926
Media — 1.5%
Ascend Learning LLC, Term Loan B, (LIBOR USD 1 Month + 3.00%), 4.88%, 07/12/24		7		6,982
Cablevision CSC Holdings, Term Loan, (LIBOR USD 1 Month + 2.25%), 4.04%, 07/17/25		—	(j)	—
Charter Communications Operating LLC, Term Loan A2, 03/31/23(i)		138		138,164
CSC Holdings LLC, Term Loan, (LIBOR USD 1 Month + 2.50%), 4.28%, 01/12/26		9		8,997
Intelsat Jackson Holdings SA, Term Loan B3, (LIBOR USD 3 Month + 3.75%), 5.71%, 11/27/23		8		8,400
Intelsat Jackson Holdings SA, Term Loan B4, (LIBOR USD 3 Month + 4.50%), 6.46%, 01/02/24		25		25,643
Intelsat Jackson Holdings SA, Term Loan B5, (LIBOR USD 6 Month + 6.63%), 6.63%, 01/02/24		171		172,555
Xplornet Communications, Inc., Term Loan B, 09/09/21(i)		28		28,053

				388,794
Multiline Retail — 0.1%
Neiman Marcus Group, Inc., Other Term Loan, (LIBOR USD 1 Month + 3.25%), 4.81% -4.94%, 10/25/20		29		24,695

Multi-Utilities — 0.0%
ExGen Renewables I LLC, Term Loan, (LIBOR USD 3 Month + 3.00%), 4.99%, 11/28/24		9		9,062

Oil, Gas & Consumable Fuels — 1.3%
California Resources Corp., Term Loan, (LIBOR USD 1 Month + 4.75%), 6.57%, 12/31/22		72		72,968
Chesapeake Energy Corp., Term Loan, (LIBOR USD 3 Month + 7.50%), 9.44%, 08/23/21		148		156,812
CONSOL Energy, Inc., Term Loan B, 11/28/22(i)		3		3,066
EURO Garage Ltd., Term Loan B1, 02/07/25(i)		31		30,915
Gavilan Resources LLC, 2nd Lien Term Loan, (LIBOR USD 1 Month + 6.00%), 7.79%, 03/01/24		29		29,018
Lucid Energy Group LLC, Term Loan, 4.79%, 01/30/25		8		7,945
Medallion Midland Acquisition LLC, 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.13%, 10/30/24(d) USD		12		11,940
Vine Oil & Gas LP, 1st Lien Term Loan B, (LIBOR USD 1 Month + 6.88%), 8.75%, 11/25/21 USD		29		29,036

				341,700
Personal Products — 0.2%
Coty, Inc., Term Loan, 03/30/25(d),(i)		62		61,923

Pharmaceuticals — 0.3%
Amneal Pharmaceuticals LLC, Term Loan B, 03/21/25(i)		54		54,000
Endo Pharmaceuticals, Inc., Term Loan B, (LIBOR USD 1 Month + 4.25%), 6.19%, 04/29/24		38		37,794

				91,794

Security		Par (000)	Value
Software — 0.7%
Kronos, Inc., 2nd Lien Term Loan B, (LIBOR USD 3 Month + 8.25%), 10.02%, 11/01/24	USD	63	$64,740
McAfee Holdings LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 4.50%), 6.38%, 09/30/24		15	15,030
SS&C Technologies, Inc., Term Loan B, 02/28/25(i)		76	76,512
SS&C Technologies, Inc., Term Loan B4, 02/28/25(i)		27	27,294

			183,576
Specialty Retail — 0.1%
Belron Finance Ltd., Term Loan B, (LIBOR USD 3 Month + 2.50%), 4.29%, 11/07/24		13	13,027

Trading Companies & Distributors — 0.1%
Beacon Roofing Supply, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), ,3.94%,01/02/25		14	14,060

Wireless Telecommunication Services — 1.2%
Digicel International Finance Ltd., Term Loan B, (LIBOR USD 3 Month + 3.25%), 5.02%, 05/27/24		53	52,329
Ligado Networks LLC, 1st Lien Term Loan, 14.54%, 12/07/20		67	29,650
New Lightsquared LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 8.75%), 10.78%, 12/07/20		265	232,286

			314,265
Total Floating Rate Loan Interests — 11.7% (Cost: $3,132,813)			3,125,800

		Shares
Investment Companies — 0.3%
Financial Select Sector SPDR Fund		1,718	47,365

SPDR S&P Oil & Gas Exploration & Production ETF		1,244	43,814

Total Investment Companies — 0.3% (Cost: $97,282)			91,179

Preferred Securities — 3.8%

		Par (000)
Capital Trusts — 2.9%
Banks — 2.2%(k)
Bank of America Corp.(l):
Series X, 6.25%		66	69,967
Series Z, 6.50%		33	35,478
Series AA, 6.10%		60	63,150
			26,000
CIT Group, Inc., Series A, 5.80%		26
Citigroup, Inc. (l):
Series N, 5.80%		40	41,388
Series R, 6.13%		23	24,198
5.95%		36	37,058
JPMorgan Chase & Co.(l):
Series V, 5.00%		65	65,578
Series Q, 5.15%		20	19,982
Series U, 6.12%		7	7,333
Series X, 6.10%		103	108,150
Wells Fargo & Co.(l):
Series S, 5.90%		25	25,753
Series U, 5.88%		54	56,808

			580,843

11

Schedule of Investments (continued) March 31, 2018	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Capital Markets — 0.4%(k)(l)
Goldman Sachs Group, Inc. (The), Series P, 5.00%	USD	85	$82,663
			27,487

Morgan Stanley, Series H, 5.45%		27	110,150
Consumer Finance — 0.2%
General Motors Financial Co., Inc., Series A, 5.75%(k)(l)	USD	47	46,177

Oil, Gas & Consumable Fuels — 0.1%
			34,157
Andeavor Logistics LP, Series A, 6.87%(k)		34

Total Capital Trusts — 2.9% (Cost: $768,048)			771,327

Preferred Stocks — 0.1%

Machinery — 0.1%
Rexnord Corp., Series A, 5.75%(g)		340	21,855

Total Preferred Stocks — 0.1% (Cost: $20,048)			21,855

Trust Preferreds — 0.8%
Banks — 0.8%
GMAC Capital Trust I, Series 2, 7.62%, 02/15/40(m)		8,676	225,402
Total Trust Preferreds — 0.8% (Cost: $227,891)			225,402

Total Preferred Securities — 3.8% (Cost: $1,015,987)			1,018,584

Total Long-Term Investments — 108.3% (Cost: $29,328,213)			29,045,295

Short-Term Securities — 3.9%(m)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.53%(n)		1,012,856	1,012,856
JPMorgan US Treasury Plus Money Market Fund, Agency Class, 1.49%		37,806	37,806

Total Short-Term Securities — 3.9% (Cost: $1,050,662)			1,050,662

Total Investments — 112.2% (Cost: $30,378,875)			30,095,957

Liabilities in Excess of Other Assets — (12.2)%			(3,265,246)

Net Assets — 100.0%			$26,830,711

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Issuer filed for bankruptcy and/or is in default.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(f)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(g)	Convertible security.
(h)	Variable rate security. Rate shown is the rate in effect as of period end.
(i)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(j)	Amount is less than $500.
(k)	Perpetual security with no stated maturity date.
(l)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(m)	Annualized 7-day yield as of period end.
(n)	During the period ended March 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

12

Schedule of Investments (continued) March 31, 2018	BlackRock High Yield Portfolio

Affiliate	Shares Held at 12/31/17	Shares Purchased		Shares Sold	Shares Held at 03/31/2018	Value at 03/31/2018	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	228,778	784,078	(b)	—	1,012,856	$1,012,856	$1,680	$—	$—
iShares iBoxx $ High Yield Corp Bond ETF	472	—		(472)	—	—	334	(1,178)	270

						$1,012,856	$2,014	$(1,178)	$270

(a)	Includes net capital gains distributions.
(b)	Represents net shares purchased.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Currency Abbreviations

EUR	Euro
USD	United States Dollar

Portfolio Abbreviations
LIBOR	London Interbank Offered Rate

13

Schedule of Investments (continued) March 31, 2018	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
U.S. Treasury 10 Year Note	1	06/20/18	$121	$(1,134)

Centrally Cleared Credit Default Swaps - Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Chesapeake Energy Corp.	5.00%	Quarterly	12/20/21	CCC+	USD	20	$(224)	$(615)	$391
CDX.NA.HY.29.V1	5.00%	Quarterly	12/20/22	NR	USD	130	8,585	8,052	533
CDX.NA.HY.30.V1	5.00%	Quarterly	06/20/23	NR	USD	40	2,468	2,221	247

							$10,829	$9,658	$1,171

(a)	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Credit Default Swaps - Buy Protection

Reference Obligation/ Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Frontier Communications Corp.	5.00%	Quarterly	Barclays Bank plc	06/20/23	USD	17	$5,783	$5,767	$16

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its Annual report.

14

Schedule of Investments (continued) March 31, 2018	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks(a)	$594,869	$—	$—	$594,869
Corporate Bonds(a)	—	24,214,863	—	24,214,863
Floating Rate Loan Interests:
Aerospace & Defense	—	28,182	—	28,182
Air Freight & Logistics	—	54,419	15,296	69,715
Airlines	—	—	4,541	4,541
Auto Components	—	—	12,833	12,833
Chemicals	—	217,348	—	217,348
Commercial Services & Supplies	—	157,132	—	157,132
Construction & Engineering	—	—	76,000	76,000
Diversified Consumer Services	—	23,965	—	23,965
Diversified Financial Services	—	29,897	—	29,897
Diversified Telecommunication Services	—	90,373	—	90,373
Electrical Equipment	—	—	7,000	7,000
Energy Equipment & Services	—	41,798	67,275	109,073
Food & Staples Retailing	—	13,983	—	13,983
Food Products	—	22,862	11,014	33,876
Gas Utilities	—	20,940	—	20,940
Health Care Equipment & Supplies	—	151,771	—	151,771
Health Care Providers & Services	—	65,223	—	65,223
Health Care Technology	—	44,982	—	44,982
Hotels, Restaurants & Leisure	—	40,109	22,055	62,164
Industrial Conglomerates	—	144,508	7,018	151,526
Insurance	—	39,045	—	39,045
Internet Software & Services	—	—	5,075	5,075
IT Services	—	143,377	—	143,377
Life Sciences Tools & Services	—	8,957	—	8,957
Machinery	—	115,926	—	115,926
Media	—	388,794	—	388,794
Multiline Retail	—	24,695	—	24,695
Multi-Utilities	—	9,062	—	9,062
Oil, Gas & Consumable Fuels	—	329,760	11,940	341,700
Personal Products	—	—	61,923	61,923
Pharmaceuticals	—	91,794	—	91,794
Software	—	183,576	—	183,576
Specialty Retail	—	13,027	—	13,027
Trading Companies & Distributors	—	14,060	—	14,060
Wireless Telecommunication Services	—	314,265	—	314,265
Investment Companies	91,179	—	—	91,179
Preferred Securities:
Banks	225,402	580,843	—	806,245
Capital Markets	—	110,150	—	110,150
Consumer Finance	—	46,177	—	46,177
Machinery	21,855	—	—	21,855
Oil, Gas & Consumable Fuels	—	34,157	—	34,157
Short-Term Securities	1,050,662	—	—	1,050,662
Unfunded Floating Rate Loan Interests (b)	—	20	—	20

	$1,983,967	$27,810,040	$301,970	$30,095,977

Derivative Financial Instruments(c)
Assets:
Credit contracts	$—	$1,187	$—	$1,187
Liabilities:
Interest rate contracts	(1,134)	—	—	(1,134)

Total	$(1,134)	$1,187	$—	$53

(a)	See above Schedule of Investments for values in each industry.
(b)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(c)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options purchased are shown at value.

During the period ended March 31, 2018, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

15

Schedule of Investments (continued) March 31, 2018	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

	Corporate Bonds	Floating Rate Loan Interests	Unfunded Floating Rate Loan Interests	Total
Investments:
Assets:
Opening Balance, as of December 31, 2017	$148,500	$317,239	$6	$465,745
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	(202,182)	—	(202,182)
Other	—	—	—	—
Accrued discounts/premiums	—	160	—	160
Net realized gain (loss)	3,910	238	—	4,148
Net change in unrealized appreciation (depreciation)(a)	1,500	2,153	(6)	3,647
Purchases	—	215,064	—	215,064
Sales	(153,910)	(30,702)	—	(184,612)

Closing Balance, as of March 31, 2018	$—	$301,970	$—	$301,970

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2018(a)	$—	$2,153	$—	$2,153

(a)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2018 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

16

Schedule of Investments March 31, 2018	BlackRock U.S. Government Bond Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities — 4.2%(a)
Arbor Realty Commercial Real Estate Notes Ltd., Series 2016-FL1A, Class A, 3.48%, 09/15/26(b)	USD	170	172,833
BSPRT Issuer Ltd., Series 2017-FL1, Class A, 3.13%, 06/15/27(b)	USD	170	170,737
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1LR, 3.04%, 08/15/30(b)	USD	500	504,434
OCP CLO Ltd., Series 2012-2A, Class A1R, 3.30%, 11/22/25(b)	USD	600	601,933
Progress Residential Trust, Series 2017-SFR1, Class A, 2.77%, 08/17/34	USD	100	98,389
Romark WM-R Ltd., Series 2018-1A, Class A1, 1.36%, 04/20/31(b)	USD	400	400,000
Washington Mill CLO Ltd., Series 2014-1A, Class A1R, 2.96%, 04/20/26(b)	USD	400	400,004

Total Asset-Backed Securities — 4.2% (Cost: $2,339,763)			2,348,330

Foreign Government Obligations — 0.9%

France — 0.3%
Republic of France, 0.00%, 02/25/20	EUR	140	173,910

Germany — 0.3%
Federal Republic of Germany, 0.00%, 12/13/19	EUR	140	174,151

Japan — 0.3%
Japan Government Two Year Bond, 0.10%, 03/15/20	JPY	19,100	180,345

Total Foreign Government Obligations — 0.9% (Cost: $529,161)			528,406

Non-Agency Mortgage-Backed Securities — 4.0%

Commercial Mortgage-Backed Securities — 3.4%(a)
AREIT Trust, Series 2018-CRE1, Class A, 2.63%, 02/15/35(b)(c)	USD	135	135,040
BHMS Mortgage Trust, Series 2014-ATLS, Class AFL, 3.16%, 07/05/33(b)	USD	600	601,501
Commercial Mortgage Trust, Series 2017-PANW, Class A, 3.24%, 10/10/29	USD	350	345,664
CSMC Trust:
Series 2016-MFF, Class A, 3.38%, 11/15/33(b)	USD	69	69,742
Series 2017-CALI, Class A, 3.43%, 11/10/32	USD	100	100,194
DBUBS Mortgage Trust, Series 2017-BRBK, Class A, 3.45%, 10/10/34	USD	150	150,476
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class AFL1, 3.08%, 12/15/34(b)	USD	115	114,719
LMREC, Inc., Series 2016-CRE2, Class A, 3.55%, 11/24/31(b)	USD	100	100,000
RAIT Trust, Series 2017-FL7, Class A, 2.73%, 06/15/37(b)	USD	248	248,109

			1,865,445
Interest Only Commercial Mortgage-Backed Securities — 0.6%(b)
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class XA, 1.75%, 05/10/58	USD	625	63,742
Commercial Mortgage Trust, Series 2015-CR24, Class XA, 0.81%, 08/10/48	USD	1,138	52,814
Core Industrial Trust(a):
Series 2015-CALW, Class XA, 0.81%, 02/10/34	USD	3,120	85,249
Series 2015-TEXW, Class XA, 0.77%, 02/10/34	USD	2,600	67,815
Series 2015-WEST, Class XA, 0.93%, 02/10/37	USD	1,300	73,757

			343,377

Total Non-Agency Mortgage-Backed Securities — 4.0% (Cost: $2,229,184)			2,208,822

Security		Par (000)	Value
U.S. Government Sponsored Agency Securities — 72.5%

Agency Obligations — 0.8%
Federal Home Loan Bank, 4.00%, 04/10/28	USD	400	431,420

Collateralized Mortgage Obligations — 1.8%
Federal National Mortgage Association:
Series 2017-69, Class HA, 3.00%, 06/25/46	USD	570	566,803
Series 2011-8, Class ZA, 4.00%, 02/25/41	USD	266	276,317
Government National Mortgage Association Variable Rate Notes, Series 2014-107, Class WX, 6.78%, 07/20/39(b)	USD	141	159,704

			1,002,824
Interest Only Commercial Mortgage-Backed Securities — 1.6%(b)
Federal Home Loan Mortgage Corp. Variable Rate Notes:
Series 2015-K718, Class X2A, 0.10%, 02/25/22(a)	USD	18,411	56,487
Series K064, Class X1, 0.61%, 03/25/27	USD	1,196	55,834
Series K718, Class X1, 0.64%, 01/25/22	USD	326	6,775
Federal National Mortgage Association ACES Variable Rate Notes:
Series 2015-M1, Class X2, 0.55%, 09/25/24	USD	4,217	125,882
Series 2016-M4, Class X2, 2.73%, 01/25/39	USD	333	35,845
Government National Mortgage Association Variable Rate Notes:
Series 2002-83, 0.00%, 10/16/42	USD	461	1
Series 2003-17, 0.00%, 03/16/43	USD	932	—
Series 2003-109, 0.00%, 11/16/43	USD	1,008	191
Series 2017-54, 0.65%, 12/16/58	USD	150	9,581
Series 2017-168, 0.66%, 12/16/59	USD	613	40,116
Series 2017-72, 0.68%, 04/16/57	USD	1,110	72,146
Series 2017-53, 0.69%, 11/16/56	USD	3,937	240,533
Series 2017-44, 0.70%, 04/17/51	USD	629	37,899
Series 2017-64, 0.72%, 11/16/57	USD	301	20,304
Series 2017-30, 0.76%, 08/16/58	USD	629	40,225
Series 2017-61, 0.77%, 05/16/59	USD	426	33,631
Series 2016-22, 0.77%, 11/16/55	USD	2,162	119,329

			894,779
Mortgage-Backed Securities — 68.3%
Federal Home Loan Mortgage Corp.:
2.50%, 09/01/27 - 02/01/32	USD	381	374,001
2.50%, 04/15/33(d)	USD	270	264,400
3.00%, 01/01/30 - 12/01/46	USD	634	625,065
3.00%, 04/15/33 - 04/15/48(d)	USD	1,185	1,160,519
3.50%, 04/01/31 - 01/01/48	USD	1,570	1,584,729
3.50%, 04/15/48(d)	USD	541	542,693
4.00%, 08/01/40 - 08/01/47	USD	620	640,923
4.00%, 04/15/48 - 05/15/48(d)	USD	860	882,037
4.50%, 02/01/39 - 11/01/47	USD	369	388,525
5.00%, 11/01/41	USD	135	145,881
5.50%, 06/01/41	USD	127	139,395
8.00%, 03/01/30 - 06/01/31	USD	14	14,548
Federal National Mortgage Association:
2.00%, 10/01/31 - 12/01/31	USD	86	81,941
2.50%, 06/01/28 - 09/01/32	USD	910	893,247
2.50%, 04/25/33(d)	USD	1,172	1,148,573
3.00%, 04/01/29 - 03/01/47	USD	4,040	3,990,485
3.00%, 04/25/33 - 04/25/48(d)	USD	380	378,157
3.50%, 04/01/29 - 01/01/48	USD	3,399	3,429,473
3.50%, 04/25/33 - 04/25/48(d)	USD	1,472	1,493,493
4.00%, 02/01/25 - 08/01/47	USD	2,341	2,421,461
4.00%, 04/25/48 - 05/25/48(d)	USD	4,828	4,950,694
4.50%, 06/01/26 - 12/01/47	USD	1,595	1,685,241
5.00%, 02/01/35 - 12/01/43	USD	291	313,793
5.50%, 11/01/21 - 09/01/39	USD	387	419,746
6.00%, 04/01/35 - 09/01/40	USD	261	292,665
6.50%, 05/01/40	USD	57	64,381

1

Schedule of Investments (continued) March 31, 2018	BlackRock U.S. Government Bond Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Mortgage-Backed Securities (continued)
Government National Mortgage Association:
3.00%, 02/15/45 - 07/20/47	USD	974	961,762
3.00%, 04/15/48(d)	USD	1,253	1,232,220
3.50%, 12/20/41 - 10/20/46	USD	2,015	2,039,513
3.50%, 04/15/48 - 05/15/48(d)	USD	2,039	2,056,508
4.00%, 10/20/40 - 02/20/47	USD	265	276,351
4.00%, 04/15/48 - 06/15/48(d)	USD	1,792	1,838,012
4.50%, 12/20/39 - 02/15/42	USD	1,317	1,385,794
5.00%, 07/15/39 - 07/20/44	USD	100	107,788

			38,224,014

Total U.S. Government Sponsored Agency Securities — 72.5% (Cost: $40,951,172)			40,553,037

U.S. Treasury Obligations — 51.0%
U.S. Treasury Bonds:
4.25%, 05/15/39	USD	181	220,247
4.50%, 08/15/39	USD	176	221,361
4.38%, 11/15/39	USD	176	217,931
3.13%, 02/15/43	USD	640	659,725
2.88%, 05/15/43 - 11/15/46	USD	824	811,344
3.63%, 08/15/43	USD	611	684,010
3.75%, 11/15/43	USD	718	820,119
3.00%, 02/15/47 - 02/15/48	USD	349	350,945
2.75%, 11/15/47(e)	USD	778	743,750
U.S. Treasury Notes:
1.25%, 04/30/19 - 05/31/19	USD	3,858	3,818,945
1.50%, 04/15/20 - 03/31/23	USD	2,861	2,804,301
2.63%, 08/15/20 - 11/15/20(e)	USD	2,933	2,951,357
2.38%, 03/15/21	USD	2,400	2,398,969
1.88%, 04/30/22	USD	1,132	1,104,009
1.75%, 05/31/22 - 09/30/22	USD	1,723	1,668,948
1.63%, 11/15/22 - 04/30/23	USD	839	804,147
2.63%, 02/28/23	USD	2,432	2,439,410
2.00%, 04/30/24 - 11/15/26	USD	3,176	3,039,952
2.25%, 12/31/24 - 11/15/27	USD	2,264	2,190,042
2.50%, 01/31/25	USD	213	210,604
2.75%, 02/28/25 - 02/15/28	USD	87	87,345
2.13%, 05/15/25	USD	305	293,717

Total U.S. Treasury Obligations — 51.0% (Cost: $28,995,215)			28,541,178

Total Long-Term Investments — 132.6% (Cost: $75,044,495)			74,179,773

Short-Term Securities — 3.5%

Foreign Government Obligations — 1.9%
Japan — 1.9%
Japan Treasury Bill:(f)
(0.22)%, 05/21/18	JPY	40,350	379,292
(0.21)%, 05/21/18	JPY	16,750	157,451
(0.19)%, 06/11/18	JPY	56,650	532,562

Total Foreign Government Obligations — 1.9% (Cost: $1,068,986)			1,069,305

Security		Shares	Value
Money Market Funds — 1.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class,
1.53%(g)(h)		877,299	877,299

Total Money Market Funds — 1.6% (Cost: $877,299)			877,299

Total Short-Term Securities — 3.5% (Cost: $1,946,285)			1,946,604

Total Options Purchased — 0.0% (Cost: $49,544)			15,606

Total Investments Before TBA Sale Commitments — 136.1% (Cost: $77,040,324)			76,141,983

		Par (000)
TBA Sale Commitments — (21.3)%(d)

Mortgage-Backed Securities — (21.3)%
Federal Home Loan Mortgage Corp.:
3.00%, 04/15/48	USD	7	(6,825)
3.50%, 04/15/33		145	(147,809)
4.00%, 04/15/48		430	(441,405)
4.50%, 04/15/48		15	(15,705)
Federal National Mortgage Association:
2.00%, 04/25/33		84	(80,246)
3.00%, 04/25/33 - 04/25/48		2,113	(2,086,389)
3.50%, 04/25/33 - 05/25/48		3,075	(3,085,539)
4.00%, 04/25/33 - 04/25/48		2,660	(2,729,733)
4.50%, 04/25/48		116	(121,462)
5.00%, 04/25/48		135	(144,197)
5.50%, 04/25/48		74	(80,417)
6.00%, 04/25/48		69	(76,787)
Government National Mortgage Association:
3.00%, 04/15/48		354	(348,268)
3.50%, 04/15/48		1,317	(1,329,980)
4.00%, 05/15/48		883	(906,231)
4.50%, 05/15/48		332	(344,547)

Total TBA Sale Commitments — (21.3)% (Proceeds: $11,897,879)			(11,945,540)

Total Investments Net of TBA Sale Commitments — 114.8% (Cost: $65,142,445)			64,196,443
Liabilities in Excess of Other Assets — (14.8)%			(8,262,675)

Net Assets — 100.0%			$55,933,768

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Represents or includes a TBA transaction.
(e)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(f)	Rates are discount rates or a range of discount rates at the time of purchase.
(g)	Annualized 7-day yield as of period end.

2

Schedule of Investments (continued) March 31, 2018	BlackRock U.S. Government Bond Portfolio

(h)	During the period ended March 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/17	Net Activity	Shares Held at 03/31/18	Value at 3/31/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,681,021	(803,722)	877,299	$877,299	$6,142	$—	$—

(a)	Includes net capital gain distributions, if applicable.

Currency Abbreviations

ARS Argentine Peso

AUD Australian Dollar

BRL Brazilian Real

CAD Canadian Dollar

CNY Chinese Yuan

COP Colombian Peso

EUR Euro

GBP British Pound

IDR Indonesian Rupiah

JPY Japanese Yen

MXN Mexican Peso

PLN Polish Zloty

RUB New Russian Ruble

TRY Turkish Lira

TWD New Taiwan Dollar

USD United States Dollar

Portfolio Abbreviations

CLO Collateralized Loan Obligation

TBA To-be-announced

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
JP Morgan Securities LLC	1.55%	03/29/18	04/02/18	$746,880	$746,977	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith Inc.	1.98	03/29/18	04/02/18	2,328,229	2,328,613	U.S. Treasury Obligations	Overnight

				$3,075,109	$3,075,590

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
90-Day Eurodollar	12	06/18/18	$2,931	$(7)
U.S. Treasury 2 Year Note	27	06/29/18	5,740	1,505
U.S. Treasury 5 Year Note	11	06/29/18	1,259	1,784
90-Day Eurodollar	12	12/17/18	2,925	674
90-Day Eurodollar	1	03/18/19	244	199

				4,155

Short Contracts
Euro-Bund	1	06/07/18	196	(2,975)
U.S. Treasury 10 Year Note	49	06/20/18	5,936	(34,985)
U.S. Treasury Long Bond	1	06/20/18	147	(2,377)
90-Day Eurodollar	24	12/16/19	5,833	(5,670)
90-Day Eurodollar	1	06/15/20	243	(364)

				(46,371)

				$(42,216)

3

Schedule of Investments (continued) March 31, 2018	BlackRock U.S. Government Bond Portfolio

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	155,951	CAD	11,000	Goldman Sachs International	04/05/18	$37
CAD	18,181	USD	14,080	Deutsche Bank AG	04/09/18	33
TRY	56,779	USD	14,260	BNP Paribas SA	04/09/18	106
TRY	26,839	USD	6,740	Goldman Sachs International	04/09/18	51
USD	539,419	JPY	57,122,860	Credit Suisse International	04/09/18	2,372
USD	21,000	TRY	81,066	BNP Paribas SA	04/09/18	489
CAD	7,128	USD	5,500	Goldman Sachs International	04/12/18	34
CNY	86,262	EUR	11,000	Goldman Sachs International	04/12/18	214
MXN	150,495	USD	8,250	Nomura International plc	04/12/18	17
USD	542,406	JPY	57,440,000	Barclays Bank plc	04/12/18	2,275
ARS	305,370	USD	15,000	Citibank NA	04/20/18	33
TRY	39,874	USD	10,000	Goldman Sachs International	04/20/18	56
BRL	120,589	USD	36,340	UBS AG	05/03/18	97
USD	19,736	EUR	16,000	Nomura International plc	05/04/18	5
EUR	12,000	JPY	1,561,568	Barclays Bank plc	05/07/18	94
USD	19,000	RUB	1,088,301	BNP Paribas SA	05/07/18	88
TRY	56,106	USD	14,000	Goldman Sachs International	05/09/18	67
USD	15,604	EUR	12,600	Royal Bank of Scotland plc	05/09/18	60
CAD	7,112	USD	5,500	Bank of America NA	05/15/18	25
MXN	196,714	USD	10,500	Goldman Sachs International	05/15/18	249
MXN	192,916	USD	10,500	JP Morgan Chase Bank NA	05/15/18	42
ARS	166,789	USD	8,000	BNP Paribas SA	05/16/18	99
ARS	165,428	USD	8,000	Citibank NA	05/21/18	11
ARS	106,200	USD	5,000	BNP Paribas SA	06/13/18	78
ARS	212,700	USD	10,000	Citibank NA	06/13/18	170
USD	338,462	TRY	1,310,976	BNP Paribas SA	06/25/18	14,311
USD	47,146	TRY	187,512	Citibank NA	06/25/18	782
IDR	623,497,500	USD	45,000	Deutsche Bank AG	06/26/18	127
USD	142,295	TRY	564,200	BNP Paribas SA	08/20/18	5,151
USD	87,786	TRY	353,800	Citibank NA	08/20/18	1,784
MXN	603,604	USD	31,000	HSBC Bank plc	11/26/18	998
USD	194,750	JPY	19,510,000	HSBC Bank plc	03/16/20	436

						30,391

BRL	118,052	USD	36,340	UBS AG	04/03/18	(583)
USD	36,340	BRL	120,250	UBS AG	04/03/18	(83)
USD	52,866	GBP	38,000	Standard Chartered Bank	04/04/18	(450)
CAD	11,000	MXN	162,918	Morgan Stanley & Co. International plc	04/05/18	(420)
EUR	16,000	USD	19,744	Morgan Stanley & Co. International plc	04/05/18	(54)
EUR	16,000	USD	19,695	Nomura International plc	04/05/18	(5)
USD	19,523	EUR	16,000	Bank of America NA	04/05/18	(167)
USD	19,588	EUR	16,000	Goldman Sachs International	04/05/18	(102)
TRY	54,044	USD	14,000	BNP Paribas SA	04/09/18	(326)
USD	8,800	CAD	11,422	UBS AG	04/09/18	(66)
USD	14,000	TRY	55,618	Goldman Sachs International	04/09/18	(72)
EUR	5,500	CNY	43,013	Royal Bank of Scotland plc	04/12/18	(88)
USD	3,000	TRY	12,062	Goldman Sachs International	04/20/18	(42)
USD	31,000	MXN	583,051	HSBC Bank plc	04/23/18	(973)
USD	10,000	IDR	138,380,000	BNP Paribas SA	04/26/18	(67)

4

Schedule of Investments (continued) March 31, 2018	BlackRock U.S. Government Bond Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	45,000	IDR	619,965,000	Deutsche Bank AG	04/26/18	$(104)
USD	10,000	IDR	138,370,000	UBS AG	04/26/18	(67)
CAD	11,000	MXN	156,738	Goldman Sachs International	05/04/18	(37)
JPY	1,564,446	EUR	12,000	Bank of America NA	05/07/18	(67)
RUB	1,431,975	USD	25,000	BNP Paribas SA	05/07/18	(116)
USD	5,000	RUB	290,850	BNP Paribas SA	05/07/18	(54)
USD	10,000	RUB	579,900	Citibank NA	05/07/18	(77)
USD	11,000	TWD	321,310	Bank of America NA	05/07/18	(77)
USD	21,000	MXN	397,846	Barclays Bank plc	05/15/18	(740)
TRY	1,498,488	USD	387,706	BNP Paribas SA	06/25/18	(17,191)
TRY	741,100	USD	189,257	BNP Paribas SA	08/20/18	(9,111)
TRY	176,900	USD	43,893	Citibank NA	08/20/18	(892)
USD	194,550	EUR	150,000	Deutsche Bank AG	12/13/19	(23)
USD	195,810	EUR	150,000	Deutsche Bank AG	02/25/20	(17)

						(32,071)

	Net Unrealized Depreciation					$(1,680)

OTC Barrier Options Purchased

Description	Type of Option	Counterparty	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Put
USD
Currency	Down and Out	Morgan Stanley & Co. International plc	04/27/18	TRY	3.65	TRY	3.50	USD	122	$1
EUR
Currency	One-Touch	Morgan Stanley & Co. International plc	06/07/18	TRY	4.35	TRY	4.35	EUR	1	2

										3

OTC Options Purchased

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Deutsche Bank AG	04/04/18	CAD	1.31	USD	11	$1
USD Currency	Bank of America NA	04/06/18	CAD	1.25	USD	11	322
USD Currency	Deutsche Bank AG	05/08/18	CAD	1.32	USD	234	572
USD Currency	Deutsche Bank AG	05/10/18	JPY	108.45	USD	234	708
USD Currency	Bank of America NA	06/13/18	CHF	1.00	USD	28	27
USD Currency	BNP Paribas SA	06/13/18	CAD	1.29	USD	56	683
USD Currency	Citibank NA	06/13/18	SEK	8.53	USD	28	170
USD Currency	Deutsche Bank AG	06/13/18	JPY	113.40	USD	84	40
USD Currency	Bank of America NA	06/25/18	CAD	1.31	USD	151	1,350
USD Currency	Morgan Stanley & Co. International plc	06/25/18	JPY	110.35	USD	172	487

							4,360

Put
USD Currency	Royal Bank of Scotland plc	04/11/18	CAD	1.27	USD	11	$6
USD Currency	Deutsche Bank AG	04/20/18	CAD	1.29	USD	11	93
AUD Currency	Deutsche Bank AG	05/10/18	USD	0.76	AUD	255	1,235
EUR Currency	Deutsche Bank AG	05/10/18	USD	1.21	EUR	245	596
GBP Currency	Deutsche Bank AG	05/10/18	USD	1.35	GBP	138	219
USD Currency	Goldman Sachs International	05/18/18	TRY	3.91	USD	10	58
USD Currency	Barclays Bank plc	05/21/18	MXN	18.55	USD	15	369
AUD Currency	JP Morgan Chase Bank NA	06/13/18	USD	0.76	AUD	84	669
EUR Currency	Bank of America NA	06/13/18	USD	1.17	EUR	351	265
AUD Currency	Morgan Stanley & Co. International plc	06/25/18	USD	0.75	AUD	170	1,200
EUR Currency	Deutsche Bank AG	06/25/18	USD	1.21	EUR	136	754
GBP Currency	Morgan Stanley & Co. International plc	06/25/18	USD	1.35	GBP	98	459
USD Currency	Deutsche Bank AG	06/27/18	TRY	3.99	USD	10	152
USD Currency	Deutsche Bank AG	08/13/18	MXN	18.50	USD	30	910

							6,985

							$11,345

OTC Interest Rate Caps Purchased
Description	Exercise Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
2Y-10Y CMS Index Cap	0.49%	Citibank NA	04/23/18	USD	32,230	$3	$9,024	$(9,021)
2Y-10Y CMS Index Cap	0.39%	Citibank NA	05/29/18	USD	7,200	273	2,736	(2,463)
2Y-10Y CMS Index Cap	0.44%	Citibank NA	07/23/18	USD	16,960	1,297	8,480	(7,183)
30Y-5Y CMS Index Cap	0.30%	Barclays Bank plc	07/30/18	USD	10,200	1,545	5,814	(4,269)
2Y-10Y CMS Index Cap	0.34%	Citibank NA	08/28/18	USD	4,235	1,140	2,774	(1,634)

						$4,258	$28,828	$(24,570)

5

Schedule of Investments (continued) March 31, 2018	BlackRock U.S. Government Bond Portfolio

OTC Interest Rate Swaptions Written

Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)	Value
	Rate	Frequency	Rate	Frequency
Call
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.50%	Semi-Annual	Bank of America NA	11/16/18	2.50%	USD 1,890	$(3,415)
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.50%	Semi-Annual	Bank of America NA	11/26/18	2.50%	USD 1,890	(3,542)
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.95%	Semi-Annual	Bank of America NA	03/23/20	2.95%	USD 3,065	(27,353)
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	3.02%	Semi-Annual	Bank of America NA	03/23/20	3.02%	USD 3,065	(29,769)

									$(64,079)

Put
2-Year Interest Rate Swap	2.75%	Semi-Annual	3 month LIBOR	Quarterly	Bank of America NA	11/16/18	2.75%	USD 1,890	$(5,992)
2-Year Interest Rate Swap	2.75%	Semi-Annual	3 month LIBOR	Quarterly	Bank of America NA	11/26/18	2.75%	USD 1,890	(6,265)
2-Year Interest Rate Swap	2.95%	Semi-Annual	3 month LIBOR	Quarterly	Bank of America NA	03/23/20	2.95%	USD 3,065	(18,695)
2-Year Interest Rate Swap	3.02%	Semi-Annual	3 month LIBOR	Quarterly	Bank of America NA	03/23/20	3.02%	USD 3,065	(17,011)

									$(47,963)

Total									$(112,042)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.30.V1	1.00%	Quarterly	06/20/23	USD	328	$(5,505)	$(5,827)	$322

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of the Philippines	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/23	USD	231	$(2,970)	$(2,865)	$(105)
United Mexican States	1.00%	Quarterly	Barclays Bank plc	06/20/23	USD	6	32	51	(19)
United Mexican States	1.00%	Quarterly	Barclays Bank plc	06/20/23	USD	12	66	100	(34)
United Mexican States	1.00%	Quarterly	Citibank NA	06/20/23	USD	11	60	95	(35)
United Mexican States	1.00%	Quarterly	Citibank NA	06/20/23	USD	14	73	118	(45)

							$(2,739)	$(2,501)	$(238)

Centrally Cleared Inflation Swaps

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
UK Retail Price Index All Items Monthly	At Termination	3.46%	At Termination	10/15/26	GBP	146	3,023	—	$3,023
UK Retail Price Index All Items Monthly	At Termination	3.39%	At Termination	01/15/28	GBP	80	725	—	725
UK Retail Price Index All Items Monthly	At Termination	3.36%	At Termination	02/15/28	GBP	80	956	—	956
UK Retail Price Index All Items Monthly	At Termination	3.32%	At Termination	03/15/28	GBP	80	(154)	—	(154)
UK Retail Price Index All Items Monthly	At Termination	3.33%	At Termination	03/15/28	GBP	80	6	—	6

							$4,556	—	$4,556

6

Schedule of Investments (continued) March 31, 2018	BlackRock U.S. Government Bond Portfolio

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
7.36%	Monthly	28 day MXIBTIIE	Monthly	N/A		01/28/19	MXN	2,579	611	—	$611
1.47%	At Termination	1 day Fed Funds	At Termination	12/19/18	(a)	03/20/19	USD	23,511	40,272	—	40,272
1 day Fed Funds	At Termination	1.47%	At Termination	12/19/18	(a)	03/20/19	USD	23,511	(40,272)	(7,604)	(32,668)
28 day MXIBTIIE	Monthly	7.32%	Monthly	N/A		02/20/20	MXN	2,083	(584)	—	(584)
3 month LIBOR	Quarterly	2.58%	Semi-Annual	N/A		03/29/20	USD	2,900	488	—	488
28 day MXIBTIIE	Monthly	7.16%	Monthly	N/A		04/29/20	MXN	1,970	(884)	—	(884)
3 month LIBOR	Quarterly	1.37%	Semi-Annual	N/A		11/30/20	USD	470	(13,615)	(3,982)	(9,633)
1.37%	Semi-Annual	3 month LIBOR	Quarterly	N/A		11/30/20	USD	1,400	40,554	—	40,554
28 day MXIBTIIE	Monthly	7.66%	Monthly	N/A		02/22/21	MXN	1,847	604	—	604
28 day MXIBTIIE	Monthly	7.47%	Monthly	N/A		03/07/22	MXN	355	50	—	50
28 day MXIBTIIE	Monthly	7.48%	Monthly	N/A		03/07/22	MXN	355	56	—	56
3 month LIBOR	Quarterly	1.84%	Semi-Annual	N/A		08/23/22	USD	400	(14,042)	—	(14,042)
3 month LIBOR	Quarterly	1.88%	Semi-Annual	N/A		09/18/22	USD	300	(10,287)	—	(10,287)
3 month LIBOR	Quarterly	1.98%	Semi-Annual	N/A		09/22/22	USD	650	(19,809)	—	(19,809)
7.13%	Monthly	28 day MXIBTIIE	Monthly	N/A		10/07/22	MXN	266	155	—	155
7.14%	Monthly	28 day MXIBTIIE	Monthly	N/A		10/10/22	MXN	107	60	—	60
7.11%	Monthly	28 day MXIBTIIE	Monthly	N/A		10/14/22	MXN	350	220	—	220
7.11%	Monthly	28 day MXIBTIIE	Monthly	N/A		10/14/22	MXN	265	165	—	165
3 month LIBOR	Quarterly	2.23%	Semi-Annual	N/A		12/20/22	USD	500	(7,547)	—	(7,547)
2.50%	Semi-Annual	3 month LIBOR	Quarterly	N/A		01/29/23	USD	841	6,077	—	6,077
2.66%	Semi-Annual	3 month LIBOR	Quarterly	N/A		02/06/23	USD	850	(13)	—	(13)
2.80%	Semi-Annual	3 month LIBOR	Quarterly	N/A		03/15/23	USD	900	(4,665)	—	(4,665)
3 month LIBOR	Quarterly	2.13%	Semi-Annual	N/A		08/25/25	USD	10	(402)	—	(402)
3 month LIBOR	Quarterly	2.64%	Semi-Annual	N/A		01/22/28	USD	500	(4,741)	—	(4,741)
1.50%	Semi-Annual	6 month LIBOR	Semi-Annual	N/A		01/25/28	GBP	100	(521)	—	(521)
2.96%	Annual	6 month WIBOR	Semi-Annual	N/A		03/06/28	PLN	52	(142)	—	(142)
2.81%	Semi-Annual	3 month LIBOR	Quarterly	N/A		03/08/28	USD	700	(3,113)	—	(3,113)
1.58%	Semi-Annual	6 month LIBOR	Semi-Annual	N/A		03/20/28	GBP	110	(1,416)	—	(1,416)
1.51%	Semi-Annual	6 month LIBOR	Semi-Annual	N/A		03/28/28	GBP	110	(227)	—	(227)
3.01%	Annual	6 month WIBOR	Semi-Annual	06/20/18	(a)	06/20/28	PLN	52	(128)	—	(128)

									$(33,096)	$(11,586)	$(21,510)

(a) Forward swap.

7

Schedule of Investments (continued) March 31, 2018	BlackRock U.S. Government Bond Portfolio

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund			Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency	Counterparty
28 day MXIBTIIE	Monthly	7.07%	Monthly	Citibank NA	11/21/18	MXN	820	$(259)	—	$(259)
28 day MXIBTIIE	Monthly	7.06%	Monthly	JP Morgan Chase Bank NA	11/21/18	MXN	984	(314)	—	(314)
28 day MXIBTIIE	Monthly	6.98%	Monthly	Citibank NA	11/28/18	MXN	1,400	(489)	—	(489)
28 day MXIBTIIE	Monthly	6.98%	Monthly	JP Morgan Chase Bank NA	11/28/18	MXN	794	(277)	—	(277)
7.75%	At Termination	1 day BZDIOVER	At Termination	Bank of America NA	01/02/19	BRL	229	(953)	—	(953)
7.02%	At Termination	1 day BZDIOVER	At Termination	Bank of America NA	01/02/19	BRL	352	(691)	—	(691)
1 day BZDIOVER	At Termination	9.25%	At Termination	Citibank NA	01/02/19	BRL	238	2,266	—	2,266
8.00%	At Termination	1 day BZDIOVER	At Termination	Citibank NA	01/02/19	BRL	228	(1,158)	—	(1,158)
1 day BZDIOVER	At Termination	9.28%	At Termination	JP Morgan Chase Bank NA	01/02/19	BRL	226	2,176	—	2,176
1 day BZDIOVER	At Termination	7.70%	At Termination	Bank of America NA	01/02/20	BRL	163	614	—	614
1 day BZDIOVER	At Termination	7.78%	At Termination	Citibank NA	01/02/20	BRL	244	1,027	—	1,027
1 day BZDIOVER	At Termination	7.82%	At Termination	Citibank NA	01/02/20	BRL	118	522	—	522
1 day BZDIOVER	At Termination	9.14%	At Termination	Bank of America NA	01/04/21	BRL	102	1,323	—	1,323
1 day BZDIOVER	At Termination	9.85%	At Termination	Citibank NA	01/02/23	BRL	53	983	—	983
5.36%	Quarterly	1 day IBRCOL	Quarterly	Citibank NA	02/12/23	COP	34,000	(91)	—	(91)
5.42%	Quarterly	1 day IBRCOL	Quarterly	Citibank NA	02/13/23	COP	34,000	(123)	—	(123)
5.40%	Quarterly	1 day IBRCOL	Quarterly	JP Morgan Chase Bank NA	02/14/23	COP	34,634	18	—	18
5.41%	Quarterly	1 day IBRCOL	Quarterly	JP Morgan Chase Bank NA	02/15/23	COP	34,634	14	—	14
5.40%	Quarterly	1 day IBRCOL	Quarterly	Citibank NA	02/23/23	COP	68,212	(216)	—	(216)
5.45%	Quarterly	1 day IBRCOL	Quarterly	Citibank NA	03/08/23	COP	67,694	(265)	—	(265)
5.47%	Quarterly	1 day IBRCOL	Quarterly	Citibank NA	03/09/23	COP	6,769	(28)	—	(28)
5.45%	Quarterly	1 day IBRCOL	Quarterly	Citibank NA	03/12/23	COP	26,126	(98)	—	(98)
28 day MXIBTIIE	Monthly	6.32%	Monthly	Goldman Sachs International	08/06/25	MXN	511	(1,920)	—	(1,920)
6.31%	Monthly	28 day MXIBTIIE	Monthly	Deutsche Bank AG	08/11/25	MXN	640	2,470	—	2,470

								$4,531	$—	$4,531

The following reference rates, and their values as of period end, are used for security descriptions

Reference index	Reference rate
1 day BZDIOVER	Overnight Brazil CETIP — Interbank Rate	0.02%
1D FEDERAL_FUNDS_H15	1 day Fed Funds	1.68%
1 day IBRCOL	Colombian Overnight Interbank Reference Rate	4.27%
3 month LIBOR	London Interbank Offered Rate	2.31%
28 day MXIBTIIE	Mexico Interbank TIIE 28-Day	7.85%
6 month LIBOR	London Interbank Offered Rate	2.45%
6 month WIBOR	Warsaw Interbank Offered Rate	1.68%
UKRPI	United Kingdom Retail Price Index	0.1%

8

Schedule of Investments (continued) March 31, 2018	BlackRock U.S. Government Bond Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$2,348,330	$—	$2,348,330
Foreign Government Obligations	—	528,406	—	528,406
Non-Agency Mortgage-Backed Securities	—	2,073,782	135,040	2,208,822
U.S. Government Sponsored Agency Securities	—	40,553,037	—	40,553,037
U.S. Treasury Obligations	—	28,541,178	—	28,541,178
Short-Term Securities:
Foreign Government Obligations	—	1,069,305	—	1,069,305
Money Market Funds	877,299	—	—	877,299
Options Purchased:
Foreign currency exchange contracts	—	11,348	—	11,348
Interest rate contracts	—	4,258	—	4,258
Liabilities:
TBA Sale Commitments	—	(11,945,540)	—	(11,945,540)

	$877,299	$63,184,104	$135,040	$64,196,443

Derivative Financial Instruments(a)
Assets:
Credit contracts	$—	$322	$—	$322
Foreign currency exchange contracts	—	30,391	—	30,391
Interest rate contracts	4,162	100,725	—	104,887
Other contracts	—	4710	—	4710
Liabilities:
Credit contracts	—	(238)	—	(238)
Foreign currency exchange contracts	—	(32,071)	—	(32,071)
Interest rate contracts	(46,378)	(229,746)	—	(276,124)
Other contracts	—	(154)	—	(154)

	$(42,216)	$(126,061)	$—	$(168,277)

(a)	Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts, and options written. Swaps, futures contracts, forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $3,075,590 are categorized as Level 2 within the disclosure hierarchy.

During the period ended March 31, 2018, there were no transfers between Level 1 and Level 2.

9

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Series Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Series Fund, Inc.

Date: May 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Series Fund, Inc.

Date: May 21, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Series Fund, Inc.

Date: May 21, 2018